Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Investment Trust
Entity Central Index Key	0000744822
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Advisor Total International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class I
Trading Symbol	FTEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an overweight in the United States and stock picks in Japan contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in materials. An underweight in consumer staples also boosted relative performance. Also bolstering our relative result were picks and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+100%). The company was the fund's largest holding. The second-largest relative contributor was an overweight in CRH (+83%). The stock was among our largest holdings. An overweight in China Life Insurance (+65%) also contributed.
•In contrast, from a regional standpoint, stock picks in Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Also hurting our result was security selection in information technology, primarily within the technology hardware & equipment industry, and consumer staples, primarily within the consumer staples distribution & retail industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Samsung Electronics (-13%). The stock was among our biggest holdings. The second-largest relative detractor was an overweight in Wal Mart De Mexico (-21%). This period we increased our stake in Wal Mart De Mexico. An overweight in Edenred (-38%) also detracted.
•Notable changes in positioning include higher allocations to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $9,936 $9,894 $12,276 $11,189 $12,880 $13,460 $17,956 $13,416 $15,142 $19,032 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 25.69% 8.12% 6.65% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 319,759,338
Holdings Count | shares	305
Advisory Fees Paid, Amount	$ 2,246,403
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$319,759,338
Number of Holdings	305
Total Advisory Fee	$2,246,403
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 20.0 Information Technology 14.0 Materials 10.5 Consumer Discretionary 9.5 Health Care 5.5 Energy 5.0 Communication Services 4.2 Consumer Staples 3.6 Real Estate 0.3 Utilities 0.2 Common Stocks 96.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) United States 14.5 Japan 10.8 China 9.3 United Kingdom 8.6 France 6.5 Canada 6.3 Germany 5.9 Taiwan 4.8 Korea (South) 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Tencent Holdings Ltd 2.5 CRH PLC 1.8 Samsung Electronics Co Ltd 1.8 SAP SE 1.6 Novo Nordisk A/S Series B 1.6 Linde PLC 1.6 ASML Holding NV 1.5 Canadian Pacific Kansas City Ltd 1.5 BAE Systems PLC 1.3 18.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Europe Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class A
Trading Symbol	FHJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	0.93%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Europe ex U.K., primarily in France, and the U.K. detracted from the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer staples. Picks and an underweight in financials, primarily within the banks industry, also hampered the fund's result. Also hurting our result was stock selection in materials.
•The biggest individual relative detractor was an overweight in Davide Campari Milano (-39%). The second-largest relative detractor was an overweight in Diageo (-16%). Not owning Schneider Electric, a benchmark component that gained roughly 71%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., along with stock selection in Belgium and in Sweden, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picks in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in UCB (+165%). Although we reduced the fund's exposure to the stock, it was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in SAP (+76%). The stock was among our largest holdings, even though we trimmed the position. A non-benchmark stake in Hemnet gained 81% and notably helped.
•Notable changes in positioning include decreased exposure to France and a higher allocation to Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,861 $9,201 $11,558 $10,481 $11,237 $11,756 $15,471 $10,784 $11,926 $14,517 MSCI Europe Index $10,000 $10,004 $9,281 $11,817 $10,862 $12,081 $10,984 $15,520 $11,998 $13,925 $17,097 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 14.73% 4.02% 3.80% Class A (without 5.75% sales charge) 21.73% 5.26% 4.41% MSCI Europe Index 22.78% 7.19% 5.51% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 580,672,025
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 3,255,111
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$580,672,025
Number of Holdings	101
Total Advisory Fee	$3,255,111
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Health Care 16.4 Industrials 14.6 Consumer Discretionary 12.3 Information Technology 11.2 Consumer Staples 8.4 Communication Services 4.7 Energy 4.4 Materials 4.1 Real Estate 1.0 Utilities 0.8 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 23.1 France 15.3 Germany 12.4 United States 8.2 Italy 7.8 Denmark 7.1 Sweden 6.7 Netherlands 5.1 Switzerland 2.8 Others 11.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 5.6 SAP SE 3.9 ASML Holding NV 3.8 Astrazeneca PLC 3.7 Shell PLC 2.7 RELX PLC 2.5 Air Liquide SA 2.3 UCB SA 2.2 LVMH Moet Hennessy Louis Vuitton SE 2.1 UniCredit SpA 1.7 30.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total International Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class M
Trading Symbol	FTTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 167	1.48%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an overweight in the United States and stock picks in Japan contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in materials. An underweight in consumer staples also boosted relative performance. Also bolstering our relative result were picks and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+100%). The company was the fund's largest holding. The second-largest relative contributor was an overweight in CRH (+83%). The stock was among our largest holdings. An overweight in China Life Insurance (+65%) also contributed.
•In contrast, from a regional standpoint, stock picks in Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Also hurting our result was security selection in information technology, primarily within the technology hardware & equipment industry, and consumer staples, primarily within the consumer staples distribution & retail industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Samsung Electronics (-13%). The stock was among our biggest holdings. The second-largest relative detractor was an overweight in Wal Mart De Mexico (-21%). This period we increased our stake in Wal Mart De Mexico. An overweight in Edenred (-38%) also detracted.
•Notable changes in positioning include higher allocations to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,528 $9,446 $11,657 $10,573 $12,094 $12,593 $16,702 $12,427 $13,962 $17,440 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 20.54% 6.83% 5.72% Class M (without 3.50% sales charge) 24.91% 7.60% 6.10% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 319,759,338
Holdings Count | shares	305
Advisory Fees Paid, Amount	$ 2,246,403
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$319,759,338
Number of Holdings	305
Total Advisory Fee	$2,246,403
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 20.0 Information Technology 14.0 Materials 10.5 Consumer Discretionary 9.5 Health Care 5.5 Energy 5.0 Communication Services 4.2 Consumer Staples 3.6 Real Estate 0.3 Utilities 0.2 Common Stocks 96.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) United States 14.5 Japan 10.8 China 9.3 United Kingdom 8.6 France 6.5 Canada 6.3 Germany 5.9 Taiwan 4.8 Korea (South) 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Tencent Holdings Ltd 2.5 CRH PLC 1.8 Samsung Electronics Co Ltd 1.8 SAP SE 1.6 Novo Nordisk A/S Series B 1.6 Linde PLC 1.6 ASML Holding NV 1.5 Canadian Pacific Kansas City Ltd 1.5 BAE Systems PLC 1.3 18.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class A
Trading Symbol	FAIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, picks in Europe ex U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance, as did stock picking in consumer discretionary.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+121%). This period we decreased our investment in Nvidia. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor (+96%). The company was one of our largest holdings. Another notable relative contributor was an overweight in Hitachi (+109%), the fund's biggest holding at period end.
•In contrast, from a regional standpoint, a non-benchmark allocation to Canada and an underweight in Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Security selection in financials also hampered the fund's result. Also hurting our result were stock picks and an underweight in communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in PDD returned -47% and was the largest individual relative detractor. This was a position we established this period. A second notable relative detractor was an overweight in L'Oréal (-9%), which was among the fund's biggest holdings this period. A non-benchmark stake in One97 Communications returned about -29% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Germany and a lower allocation to India. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,716 $9,247 $11,639 $10,463 $11,708 $12,647 $16,803 $11,666 $12,442 $16,068 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 21.72% 5.28% 4.86% Class A (without 5.75% sales charge) 29.14% 6.54% 5.48% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,841,033,775
Holdings Count | shares	142
Advisory Fees Paid, Amount	$ 45,667,963
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,841,033,775
Number of Holdings	142
Total Advisory Fee	$45,667,963
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.3 Industrials 22.0 Consumer Discretionary 14.1 Information Technology 11.8 Health Care 9.8 Materials 5.4 Consumer Staples 4.1 Communication Services 3.3 Energy 3.1 Real Estate 1.0 Common Stocks 96.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 17.6 United Kingdom 15.3 France 9.1 United States 8.5 Germany 7.0 Netherlands 6.0 Italy 5.0 Canada 4.6 Sweden 3.6 Others 23.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 3.1 UniCredit SpA 2.7 Novo Nordisk A/S Series B 2.7 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Constellation Software Inc/Canada 2.0 Unilever PLC 2.0 Compass Group PLC 1.7 UCB SA 1.7 ITOCHU Corp 1.6 21.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity® International Discovery Fund Class K
Trading Symbol	FIDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 58	0.51%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, picks in Europe ex U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance, as did stock picking in consumer discretionary.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+121%). This period we decreased our investment in Nvidia. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor (+96%). The company was one of our largest holdings. Another notable relative contributor was an overweight in Hitachi (+109%), the fund's biggest holding at period end.
•In contrast, from a regional standpoint, a non-benchmark allocation to Canada and an underweight in Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Security selection in financials also hampered the fund's result. Also hurting our result were stock picks and an underweight in communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in PDD returned -47% and was the largest individual relative detractor. This was a position we established this period. A second notable relative detractor was an overweight in L'Oréal (-9%), which was among the fund's biggest holdings this period. A non-benchmark stake in One97 Communications returned about -29% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Germany and a lower allocation to India. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class K $10,000 $10,361 $9,907 $12,530 $11,315 $12,718 $13,802 $18,413 $12,838 $13,755 $17,833 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 29.64% 6.99% 5.96% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,841,033,775
Holdings Count | shares	142
Advisory Fees Paid, Amount	$ 45,667,963
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,841,033,775
Number of Holdings	142
Total Advisory Fee	$45,667,963
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.3 Industrials 22.0 Consumer Discretionary 14.1 Information Technology 11.8 Health Care 9.8 Materials 5.4 Consumer Staples 4.1 Communication Services 3.3 Energy 3.1 Real Estate 1.0 Common Stocks 96.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 17.6 United Kingdom 15.3 France 9.1 United States 8.5 Germany 7.0 Netherlands 6.0 Italy 5.0 Canada 4.6 Sweden 3.6 Others 23.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 3.1 UniCredit SpA 2.7 Novo Nordisk A/S Series B 2.7 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Constellation Software Inc/Canada 2.0 Unilever PLC 2.0 Compass Group PLC 1.7 UCB SA 1.7 ITOCHU Corp 1.6 21.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Capital Appreciation K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Capital Appreciation K6 Fund
Class Name	Fidelity® International Capital Appreciation K6 Fund
Trading Symbol	FAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Capital Appreciation K6 Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation K6 Fund	$ 75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+99%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-5%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through October 31, 2024. Initial investment of $10,000. Fidelity® International Capital Appreciation K6 Fund $10,000 $11,010 $10,199 $12,535 $14,267 $18,252 $12,624 $14,646 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,820 $9,946 $11,087 $10,814 $14,042 $10,587 $11,886 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® International Capital Appreciation K6 Fund 29.54% 8.64% 8.99% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 5.41% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,620,633,433
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 10,484,013
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,620,633,433
Number of Holdings	62
Total Advisory Fee	$10,484,013
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.5 Financials 21.2 Information Technology 18.1 Consumer Discretionary 11.5 Materials 8.7 Health Care 4.5 Communication Services 4.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 20.2 Japan 12.6 United Kingdom 11.1 France 8.8 India 7.8 Canada 6.2 China 5.3 Netherlands 5.1 Taiwan 4.5 Others 18.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.5 Novo Nordisk A/S Series B 2.9 Tencent Holdings Ltd 2.5 SAP SE 2.5 ASML Holding NV 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.1 Hitachi Ltd 1.9 ABB Ltd 1.8 Keyence Corp 1.7 24.5
Fidelity Advisor International Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class C
Trading Symbol	FCADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 184	1.62%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, picks in Europe ex U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance, as did stock picking in consumer discretionary.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+121%). This period we decreased our investment in Nvidia. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor (+96%). The company was one of our largest holdings. Another notable relative contributor was an overweight in Hitachi (+109%), the fund's biggest holding at period end.
•In contrast, from a regional standpoint, a non-benchmark allocation to Canada and an underweight in Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Security selection in financials also hampered the fund's result. Also hurting our result were stock picks and an underweight in communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in PDD returned -47% and was the largest individual relative detractor. This was a position we established this period. A second notable relative detractor was an overweight in L'Oréal (-9%), which was among the fund's biggest holdings this period. A non-benchmark stake in One97 Communications returned about -29% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Germany and a lower allocation to India. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,233 $9,663 $12,072 $10,767 $11,954 $12,813 $16,886 $11,628 $12,401 $16,015 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 27.20% 5.71% 4.82% Class C 28.20% 5.71% 4.82% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,841,033,775
Holdings Count | shares	142
Advisory Fees Paid, Amount	$ 45,667,963
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,841,033,775
Number of Holdings	142
Total Advisory Fee	$45,667,963
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.3 Industrials 22.0 Consumer Discretionary 14.1 Information Technology 11.8 Health Care 9.8 Materials 5.4 Consumer Staples 4.1 Communication Services 3.3 Energy 3.1 Real Estate 1.0 Common Stocks 96.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 17.6 United Kingdom 15.3 France 9.1 United States 8.5 Germany 7.0 Netherlands 6.0 Italy 5.0 Canada 4.6 Sweden 3.6 Others 23.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 3.1 UniCredit SpA 2.7 Novo Nordisk A/S Series B 2.7 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Constellation Software Inc/Canada 2.0 Unilever PLC 2.0 Compass Group PLC 1.7 UCB SA 1.7 ITOCHU Corp 1.6 21.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Markets Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity® Emerging Markets Discovery Fund
Trading Symbol	FEDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Discovery Fund	$ 107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in Emerging Asia, primarily in India, and stock picking and an overweight in Latin America, primarily in Brazil, detracted from the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer staples.
•The largest individual relative detractor was our stake in Pharmaron Beijing (-48%). The second-largest relative detractor was Hanon Systems (-52%). The stock was not held at period end. Another notable relative detractor was an overweight in Nanya Technology (-34%).
•In contrast, from a regional standpoint, stock selection in Africa, primarily in South Africa, and stock picks and an underweight in the Middle East, primarily in United Arab Emirates, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks and an underweight in materials and stock selection and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+243%). This period we decreased our investment in the stock, which was nonetheless one of our largest holdings as of October 31. The second-largest relative contributor was a non-benchmark stake in Hindustan Aeronautics (+136%), where we decreased our investment this period. Another notable relative contributor was an overweight in Bharat Electronics (+111%).
•Notable changes in positioning include increased exposure to Taiwan and South Africa. By sector, meaningful changes in positioning include lower allocations to health care and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Emerging Markets Discovery Fund $10,000 $8,993 $10,178 $12,652 $10,361 $11,996 $12,364 $16,398 $12,893 $14,948 $17,098 MSCI Emerging Markets SMID Cap Index $10,000 $8,919 $9,391 $11,258 $9,624 $10,629 $10,543 $14,461 $10,969 $12,456 $15,202 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Discovery Fund 14.38% 7.35% 5.51% MSCI Emerging Markets SMID Cap Index 22.04% 7.42% 4.28% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,183,237,609
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,611,763
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,183,237,609
Number of Holdings	111
Total Advisory Fee	$10,611,763
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.0 Consumer Discretionary 18.3 Financials 14.5 Information Technology 10.9 Consumer Staples 7.8 Real Estate 7.4 Health Care 4.6 Materials 4.6 Utilities 3.9 Energy 3.3 Communication Services 3.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 21.4 Taiwan 17.6 India 13.3 Brazil 11.7 Korea (South) 6.2 South Africa 5.4 Mexico 4.8 Saudi Arabia 2.3 Hong Kong 2.2 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Impala Platinum Holdings Ltd 1.8 Shriram Finance Ltd 1.4 SITC International Holdings Co Ltd 1.4 Bizlink Holding Inc 1.4 Yageo Corp 1.4 Torrent Pharmaceuticals Ltd 1.3 Mr Price Group Ltd 1.3 International Games System Co Ltd 1.3 Nien Made Enterprise Co Ltd 1.3 Coway Co Ltd 1.3 13.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Japan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity® Japan Fund
Trading Symbol	FJPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Fund	$ 76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•With that said, in March 2024, the Bank of Japan raised short-term interest rates for the first time in 17 years, ending its negative interest rate policy.
•Against this backdrop, stock selection in Japan and a non-benchmark allocation to the United States contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Stock picking in financials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IHI (+196%). The second-largest relative contributor was an overweight in Hitachi (+109%). The stock was among the fund's largest holdings. An overweight in Dexerials (+115%) also helped. We trimmed our stakes in all three stocks.
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Asia Pacific ex Japan modestly detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the semiconductors & semiconductor equipment industry. Security selection in energy also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry.
•The largest individual relative detractor this period was avoiding Recruit Holdings, a benchmark component that gained 120%. The second-largest relative detractor was our non-benchmark stake in JTOWER (-31%). The stock was not held at period end. An overweight in TechnoPro Holdings (-4%) also hurt, and we reduced our exposure to the stock.
•By sector, meaningful changes in positioning include increased exposure to materials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Japan Fund $10,000 $10,266 $10,964 $13,280 $12,579 $14,101 $15,816 $19,257 $13,642 $15,012 $18,581 Tokyo Stock Price Index (TOPIX) $10,000 $11,061 $11,611 $13,898 $13,325 $14,450 $14,503 $17,203 $13,066 $15,363 $18,700 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Japan Fund 23.78% 5.67% 6.39% Tokyo Stock Price Index (TOPIX) 21.72% 5.29% 6.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 692,986,086
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 3,522,427
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$692,986,086
Number of Holdings	89
Total Advisory Fee	$3,522,427
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.1 Information Technology 18.9 Consumer Discretionary 14.7 Financials 13.4 Materials 7.8 Health Care 7.1 Communication Services 4.2 Consumer Staples 3.2 Energy 1.9 Utilities 1.9 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Japan 98.4 United States 1.0 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.0 Hitachi Ltd 5.0 Sony Group Corp 3.8 Shin-Etsu Chemical Co Ltd 3.3 Hoya Corp 3.3 ORIX Corp 3.1 Renesas Electronics Corp 2.7 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.4 Denso Corp 2.3 34.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class M
Trading Symbol	FJPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•With that said, in March 2024, the Bank of Japan raised short-term interest rates for the first time in 17 years, ending its negative interest rate policy.
•Against this backdrop, stock selection in Japan and a non-benchmark allocation to the United States contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Stock picking in financials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IHI (+196%). The second-largest relative contributor was an overweight in Hitachi (+109%). The stock was among the fund's largest holdings. An overweight in Dexerials (+115%) also helped. We trimmed our stakes in all three stocks.
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Asia Pacific ex Japan modestly detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the semiconductors & semiconductor equipment industry. Security selection in energy also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry.
•The largest individual relative detractor this period was avoiding Recruit Holdings, a benchmark component that gained 120%. The second-largest relative detractor was our non-benchmark stake in JTOWER (-31%). The stock was not held at period end. An overweight in TechnoPro Holdings (-4%) also hurt, and we reduced our exposure to the stock.
•By sector, meaningful changes in positioning include increased exposure to materials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,841 $10,446 $12,560 $11,831 $13,172 $14,693 $17,779 $12,525 $13,712 $16,880 Tokyo Stock Price Index (TOPIX) $10,000 $11,061 $11,611 $13,898 $13,325 $14,450 $14,503 $17,203 $13,066 $15,363 $18,700 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 18.79% 4.34% 5.37% Class M (without 3.50% sales charge) 23.10% 5.09% 5.75% Tokyo Stock Price Index (TOPIX) 21.72% 5.29% 6.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 692,986,086
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 3,522,427
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$692,986,086
Number of Holdings	89
Total Advisory Fee	$3,522,427
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.1 Information Technology 18.9 Consumer Discretionary 14.7 Financials 13.4 Materials 7.8 Health Care 7.1 Communication Services 4.2 Consumer Staples 3.2 Energy 1.9 Utilities 1.9 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Japan 98.4 United States 1.0 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.0 Hitachi Ltd 5.0 Sony Group Corp 3.8 Shin-Etsu Chemical Co Ltd 3.3 Hoya Corp 3.3 ORIX Corp 3.1 Renesas Electronics Corp 2.7 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.4 Denso Corp 2.3 34.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class A
Trading Symbol	FIVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 128	1.14%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in Japan and security selection and an overweight in the United States contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Security selection in materials also boosted the fund's relative performance. Also contributing to our result was an overweight in financials.
•The top individual relative contributor was an overweight in Hitachi (+110%). The company was among the fund's biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+162%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in Rheinmetall (+82%). The stock was among our biggest holdings this period.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Stock picking in financials also hampered the fund's result. Also hurting our result was an overweight in energy.
•The largest individual relative detractor was an overweight in BHP (+5%). The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in GSK (-11%). This was a stake we established this period. A non-benchmark stake in Prudential returned -19% and notably hurt.
•Notable changes in positioning include decreased exposure to France and Australia. By sector, meaningful changes in positioning include lower allocations to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,348 $8,889 $10,610 $9,624 $10,045 $8,638 $12,314 $10,167 $11,969 $14,744 MSCI EAFE Value Index $10,000 $9,591 $9,294 $11,477 $10,621 $11,237 $9,189 $12,742 $10,687 $12,659 $15,588 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 16.10% 6.71% 3.96% Class A (without 5.75% sales charge) 23.18% 7.98% 4.58% MSCI EAFE Value Index 23.14% 6.76% 4.54% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,472,284,197
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 8,618,481
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,472,284,197
Number of Holdings	101
Total Advisory Fee	$8,618,481
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 35.1 Industrials 18.0 Materials 13.0 Energy 8.4 Consumer Discretionary 5.0 Health Care 4.7 Information Technology 4.3 Consumer Staples 3.9 Communication Services 3.0 Real Estate 0.9 Utilities 0.6 Common Stocks 96.5 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 22.8 United Kingdom 14.8 United States 13.1 Germany 11.4 France 9.8 Australia 6.1 Italy 5.0 Spain 3.4 Switzerland 3.3 Others 10.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.7 Hitachi Ltd 2.8 Banco Santander SA 2.4 AXA SA 2.3 CRH PLC 2.2 BAE Systems PLC 2.1 BHP Group Ltd 2.1 Rheinmetall AG 2.1 TotalEnergies SE 2.0 Mitsubishi UFJ Financial Group Inc 2.0 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Europe Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class Z
Trading Symbol	FIQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Europe ex U.K., primarily in France, and the U.K. detracted from the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer staples. Picks and an underweight in financials, primarily within the banks industry, also hampered the fund's result. Also hurting our result was stock selection in materials.
•The biggest individual relative detractor was an overweight in Davide Campari Milano (-39%). The second-largest relative detractor was an overweight in Diageo (-16%). Not owning Schneider Electric, a benchmark component that gained roughly 71%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., along with stock selection in Belgium and in Sweden, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picks in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in UCB (+165%). Although we reduced the fund's exposure to the stock, it was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in SAP (+76%). The stock was among our largest holdings, even though we trimmed the position. A non-benchmark stake in Hemnet gained 81% and notably helped.
•Notable changes in positioning include decreased exposure to France and a higher allocation to Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,193 $9,899 $10,404 $13,747 $9,623 $10,691 MSCI Europe Index $10,000 $9,314 $10,359 $9,418 $13,307 $10,288 $11,939 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 22.20% 5.71% 4.49% MSCI Europe Index 22.78% 7.19% 6.49% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 580,672,025
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 3,255,111
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$580,672,025
Number of Holdings	101
Total Advisory Fee	$3,255,111
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Health Care 16.4 Industrials 14.6 Consumer Discretionary 12.3 Information Technology 11.2 Consumer Staples 8.4 Communication Services 4.7 Energy 4.4 Materials 4.1 Real Estate 1.0 Utilities 0.8 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 23.1 France 15.3 Germany 12.4 United States 8.2 Italy 7.8 Denmark 7.1 Sweden 6.7 Netherlands 5.1 Switzerland 2.8 Others 11.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 5.6 SAP SE 3.9 ASML Holding NV 3.8 Astrazeneca PLC 3.7 Shell PLC 2.7 RELX PLC 2.5 Air Liquide SA 2.3 UCB SA 2.2 LVMH Moet Hennessy Louis Vuitton SE 2.1 UniCredit SpA 1.7 30.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class Z
Trading Symbol	FIQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in Emerging Asia, primarily in India, and stock picking and an overweight in Latin America, primarily in Brazil, detracted from the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer staples.
•The largest individual relative detractor was our stake in Pharmaron Beijing (-48%). The second-largest relative detractor was Hanon Systems (-52%). The stock was not held at period end. Another notable relative detractor was an overweight in Nanya Technology (-34%).
•In contrast, from a regional standpoint, stock selection in Africa, primarily in South Africa, and stock picks and an underweight in the Middle East, primarily in United Arab Emirates, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks and an underweight in materials and stock selection and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+243%). This period we decreased our investment in the stock, which was nonetheless one of our largest holdings as of October 31. The second-largest relative contributor was a non-benchmark stake in Hindustan Aeronautics (+136%), where we decreased our investment this period. Another notable relative contributor was an overweight in Bharat Electronics (+111%).
•Notable changes in positioning include increased exposure to Taiwan and South Africa. By sector, meaningful changes in positioning include lower allocations to health care and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,196 $10,665 $11,011 $14,624 $11,513 $13,367 MSCI Emerging Markets SMID Cap Index $10,000 $9,131 $10,084 $10,003 $13,720 $10,407 $11,818 MSCI Emerging Markets Index $10,000 $9,258 $10,359 $11,216 $13,120 $9,051 $10,032 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 14.54% 7.50% 7.25% MSCI Emerging Markets SMID Cap Index 22.04% 7.42% 6.20% MSCI Emerging Markets Index 25.33% 3.95% 3.83% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,183,237,609
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,611,763
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,183,237,609
Number of Holdings	111
Total Advisory Fee	$10,611,763
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.0 Consumer Discretionary 18.3 Financials 14.5 Information Technology 10.9 Consumer Staples 7.8 Real Estate 7.4 Health Care 4.6 Materials 4.6 Utilities 3.9 Energy 3.3 Communication Services 3.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 21.4 Taiwan 17.6 India 13.3 Brazil 11.7 Korea (South) 6.2 South Africa 5.4 Mexico 4.8 Saudi Arabia 2.3 Hong Kong 2.2 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Impala Platinum Holdings Ltd 1.8 Shriram Finance Ltd 1.4 SITC International Holdings Co Ltd 1.4 Bizlink Holding Inc 1.4 Yageo Corp 1.4 Torrent Pharmaceuticals Ltd 1.3 Mr Price Group Ltd 1.3 International Games System Co Ltd 1.3 Nien Made Enterprise Co Ltd 1.3 Coway Co Ltd 1.3 13.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Diversified International K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International K6 Fund
Class Name	Fidelity® Diversified International K6 Fund
Trading Symbol	FKIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Diversified International K6 Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International K6 Fund	$ 68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+126%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A second notable relative detractor this period was avoiding Recruit Holdings, a benchmark component that gained roughly 119%. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through October 31, 2024. Initial investment of $10,000. Fidelity® Diversified International K6 Fund $10,000 $10,650 $9,709 $11,252 $12,343 $16,045 $11,423 $12,808 MSCI EAFE Index $10,000 $10,678 $9,968 $11,094 $10,353 $13,919 $10,740 $12,313 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Diversified International K6 Fund 24.70% 7.26% 6.49% MSCI EAFE Index 23.25% 6.46% 5.77% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,831,943,062
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 28,022,546
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,831,943,062
Number of Holdings	135
Total Advisory Fee	$28,022,546
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.6 Financials 22.6 Information Technology 15.6 Health Care 10.4 Materials 8.4 Consumer Discretionary 7.3 Energy 5.0 Consumer Staples 1.9 Communication Services 0.5 Real Estate 0.2 Common Stocks 96.1 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Japan 17.2 United States 16.1 United Kingdom 14.3 Germany 8.7 France 8.1 Canada 6.5 Netherlands 5.3 Denmark 3.4 Sweden 3.0 Others 17.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 2.9 ASML Holding NV depository receipt 2.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 Novo Nordisk A/S Series B 2.5 SAP SE 2.4 Astrazeneca PLC 1.9 RELX PLC (Netherlands) 1.8 Wolters Kluwer NV 1.6 London Stock Exchange Group PLC 1.6 Shell PLC 1.6 21.6
Fidelity Advisor Europe Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class I
Trading Symbol	FHJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Europe ex U.K., primarily in France, and the U.K. detracted from the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer staples. Picks and an underweight in financials, primarily within the banks industry, also hampered the fund's result. Also hurting our result was stock selection in materials.
•The biggest individual relative detractor was an overweight in Davide Campari Milano (-39%). The second-largest relative detractor was an overweight in Diageo (-16%). Not owning Schneider Electric, a benchmark component that gained roughly 71%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., along with stock selection in Belgium and in Sweden, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picks in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in UCB (+165%). Although we reduced the fund's exposure to the stock, it was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in SAP (+76%). The stock was among our largest holdings, even though we trimmed the position. A non-benchmark stake in Hemnet gained 81% and notably helped.
•Notable changes in positioning include decreased exposure to France and a higher allocation to Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,502 $9,837 $12,398 $11,279 $12,135 $12,740 $16,816 $11,758 $13,047 $15,929 MSCI Europe Index $10,000 $10,004 $9,281 $11,817 $10,862 $12,081 $10,984 $15,520 $11,998 $13,925 $17,097 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 22.09% 5.59% 4.77% MSCI Europe Index 22.78% 7.19% 5.51% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 580,672,025
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 3,255,111
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$580,672,025
Number of Holdings	101
Total Advisory Fee	$3,255,111
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Health Care 16.4 Industrials 14.6 Consumer Discretionary 12.3 Information Technology 11.2 Consumer Staples 8.4 Communication Services 4.7 Energy 4.4 Materials 4.1 Real Estate 1.0 Utilities 0.8 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 23.1 France 15.3 Germany 12.4 United States 8.2 Italy 7.8 Denmark 7.1 Sweden 6.7 Netherlands 5.1 Switzerland 2.8 Others 11.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 5.6 SAP SE 3.9 ASML Holding NV 3.8 Astrazeneca PLC 3.7 Shell PLC 2.7 RELX PLC 2.5 Air Liquide SA 2.3 UCB SA 2.2 LVMH Moet Hennessy Louis Vuitton SE 2.1 UniCredit SpA 1.7 30.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class C
Trading Symbol	FICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 224	2.06%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in emerging markets, primarily in India, and picks in the U.K. and Brazil detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection in financials was the largest detractor. However, picks in industrials, health care and consumer discretionary also meaningfully weighed on the fund's relative result.
•The largest individual relative detractor was our non-benchmark stake in Hypera Pharma (-35%). A non-benchmark stake in Mayr-Melnhof Karton returned roughly -24% and was the second-largest relative detractor. An overweight in Stabilus (-36%) also hurt.
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan and China, contributed to the fund's relative result. In Europe ex U.K., investment choices in Germany proved rewarding.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Security selection in information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+238%). This period we decreased our position in International Games System. The company was among our biggest holdings. The second-largest relative contributor was our non-benchmark stake in Rheinmetall (+81%). The company was the fund's biggest holding. Another notable relative contributor was an overweight in Test Research (+131%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan and Taiwan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,537 $11,407 $14,242 $12,888 $13,812 $13,170 $18,222 $13,526 $15,267 $18,105 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,162 $10,602 $13,236 $11,963 $13,030 $13,055 $18,144 $13,127 $14,305 $17,725 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 16.68% 5.25% 6.12% Class C 17.68% 5.25% 6.12% MSCI ACWI (All Country World Index) ex USA Small Cap Index 23.90% 6.35% 5.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,778,290,407
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 43,346,727
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,778,290,407
Number of Holdings	197
Total Advisory Fee	$43,346,727
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.4 Financials 13.2 Consumer Discretionary 11.0 Consumer Staples 10.4 Information Technology 9.4 Materials 8.2 Real Estate 5.9 Health Care 5.4 Communication Services 4.8 Energy 3.7 Utilities 1.5 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Japan 21.9 United Kingdom 15.5 United States 6.8 Canada 4.2 Taiwan 4.0 Australia 3.3 Spain 3.1 China 3.1 Mexico 3.1 Others 35.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 1.3 Premier Foods PLC 1.2 Century Pacific Food Inc 1.1 Logista Integral SA 1.0 North West Co Inc/The 1.0 Ashtead Technology Holdings plc 1.0 Shriram Finance Ltd 0.9 RHI Magnesita NV 0.9 BayCurrent Inc 0.9 Richter Gedeon Nyrt 0.9 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Europe Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class M
Trading Symbol	FHJVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 132	1.19%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Europe ex U.K., primarily in France, and the U.K. detracted from the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer staples. Picks and an underweight in financials, primarily within the banks industry, also hampered the fund's result. Also hurting our result was stock selection in materials.
•The biggest individual relative detractor was an overweight in Davide Campari Milano (-39%). The second-largest relative detractor was an overweight in Diageo (-16%). Not owning Schneider Electric, a benchmark component that gained roughly 71%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., along with stock selection in Belgium and in Sweden, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picks in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in UCB (+165%). Although we reduced the fund's exposure to the stock, it was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in SAP (+76%). The stock was among our largest holdings, even though we trimmed the position. A non-benchmark stake in Hemnet gained 81% and notably helped.
•Notable changes in positioning include decreased exposure to France and a higher allocation to Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,068 $9,365 $11,729 $10,599 $11,328 $11,815 $15,502 $10,773 $11,883 $14,425 MSCI Europe Index $10,000 $10,004 $9,281 $11,817 $10,862 $12,081 $10,984 $15,520 $11,998 $13,925 $17,097 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 17.14% 4.21% 3.73% Class M (without 3.50% sales charge) 21.39% 4.95% 4.10% MSCI Europe Index 22.78% 7.19% 5.51% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 580,672,025
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 3,255,111
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$580,672,025
Number of Holdings	101
Total Advisory Fee	$3,255,111
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Health Care 16.4 Industrials 14.6 Consumer Discretionary 12.3 Information Technology 11.2 Consumer Staples 8.4 Communication Services 4.7 Energy 4.4 Materials 4.1 Real Estate 1.0 Utilities 0.8 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 23.1 France 15.3 Germany 12.4 United States 8.2 Italy 7.8 Denmark 7.1 Sweden 6.7 Netherlands 5.1 Switzerland 2.8 Others 11.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 5.6 SAP SE 3.9 ASML Holding NV 3.8 Astrazeneca PLC 3.7 Shell PLC 2.7 RELX PLC 2.5 Air Liquide SA 2.3 UCB SA 2.2 LVMH Moet Hennessy Louis Vuitton SE 2.1 UniCredit SpA 1.7 30.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity® International Growth Fund
Trading Symbol	FIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Growth Fund	$ 100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks and an overweight in the United States and security selection in the U.K. contributed to the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, an underweight in consumer staples was the primary contributor. Stock selection in materials also boosted the fund's relative performance. Also helping our relative result was an overweight in industrials, primarily within the capital goods industry.
•The fund's non-benchmark stake in Taiwan Semiconductor gained 99% and was the top individual relative contributor. The stock was among our largest holdings. A second notable relative contributor was an overweight in CRH (+83%). The stock was among the fund's biggest holdings. Another notable relative contributor was our non-benchmark stake in GE Vernova (+100%). This was a position we established this period.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Edenred (-38%). Not owning Schneider Electric, a benchmark component that gained  approximately 71%, was the second-largest relative detractor. Not owning Commonwealth Bank of Australia, a benchmark component that gained roughly 59%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer staples and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® International Growth Fund $10,000 $10,336 $10,040 $12,463 $11,729 $14,269 $15,400 $20,232 $14,610 $16,157 $20,262 MSCI EAFE Growth Index $10,000 $10,428 $10,108 $12,517 $11,783 $13,766 $14,502 $18,876 $13,312 $14,769 $18,234 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Growth Fund 25.41% 7.27% 7.32% MSCI EAFE Growth Index 23.46% 5.78% 6.19% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,046,615,302
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 43,926,728
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,046,615,302
Number of Holdings	73
Total Advisory Fee	$43,926,728
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.9 Information Technology 19.7 Financials 16.0 Materials 10.7 Consumer Discretionary 10.3 Health Care 6.1 Consumer Staples 1.1 Energy 0.7 Communication Services 0.5 Common Stocks 96.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 29.1 United Kingdom 11.7 France 11.2 Japan 9.6 Sweden 7.5 Germany 6.6 Netherlands 6.1 Denmark 5.1 Taiwan 3.3 Others 9.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 5.3 Novo Nordisk A/S Series B 5.1 ASML Holding NV 4.8 Safran SA 4.0 CRH PLC 3.9 Linde PLC 3.8 Atlas Copco AB A Shares 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.3 Recruit Holdings Co Ltd 3.0 LVMH Moet Hennessy Louis Vuitton SE 2.7 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor China Region Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class Z
Trading Symbol	FIQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 90	0.77%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•After trailing for most of the period, stocks in the China region got a boost in September from the Chinese government's announcement of aggressive monetary stimulus measures.
•Against this backdrop, picks in Taiwan had, by far, the biggest positive impact on the fund's performance versus the MSCI Golden Dragon (Net MA) Index for the fiscal year.
•By sector, security selection in information technology was the primary contributor, where our stock picks in semiconductors & semiconductor equipment helped most. Stock picks in materials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+101%). The stock was the fund's biggest holding. A non-benchmark stake in Sea gained roughly 118% and was a second notable relative contributor. An overweight in Trip.com (+89%) also contributed. The stock was among our largest holdings.
•In contrast, from a geographical standpoint, an underweight in Taiwan, stock selection in Hong Kong and non-benchmark exposure to South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials, primarily within the insurance industry. Stock selection and an overweight in health care also hampered the fund's result, as did picks in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in NetEase (-25%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Samsung Electronics (-10%). Another notable relative detractor was our stake in Asymchem Laboratories (-54%), which was not held by the fund at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Hong Kong. By sector, meaningful changes in positioning include lower allocations to health care and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $8,860 $11,151 $15,960 $16,613 $9,142 $11,387 MSCI Golden Dragon Index $10,000 $9,059 $10,451 $13,228 $13,731 $7,859 $9,513 MSCI Emerging Markets Index $10,000 $9,258 $10,359 $11,216 $13,120 $9,051 $10,032 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 33.34% 6.37% 7.10% MSCI Golden Dragon Index 32.29% 3.79% 3.85% MSCI Emerging Markets Index 25.33% 3.95% 3.83% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,209,670,065
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 8,069,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,209,670,065
Number of Holdings	86
Total Advisory Fee	$8,069,000
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Consumer Discretionary 23.9 Communication Services 13.8 Financials 13.1 Industrials 4.2 Health Care 3.3 Materials 3.2 Consumer Staples 2.6 Real Estate 1.0 Energy 0.5 Common Stocks 94.9 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) China 57.8 Taiwan 30.2 Hong Kong 5.0 United States 3.6 Korea (South) 1.3 Singapore 0.9 Macau 0.5 France 0.4 Japan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.8 Tencent Holdings Ltd 10.3 Alibaba Group Holding Ltd 5.5 Meituan B Shares 4.0 PDD Holdings Inc Class A ADR 3.4 China Construction Bank Corp H Shares 3.1 AIA Group Ltd 3.0 Hon Hai Precision Industry Co Ltd 2.4 Zijin Mining Group Co Ltd H Shares 2.1 JD.com Inc A Shares 1.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Markets Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity® Emerging Markets Fund Class K
Trading Symbol	FKEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, a non-benchmark allocation to developed markets - especially the U.S. - and stock picks in Taiwan contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An underweight in materials also boosted the fund's relative performance. Also bolstering our relative result was stock picking in consumer discretionary.
•The fund's non-benchmark stake in Nvidia gained 223% and was the top individual relative contributor. This period we decreased our investment in Nvidia. The stock was among our largest holdings. A second notable relative contributor was our non-benchmark stake in International Games System (+242%). This period we decreased our investment in International Games System. An overweight in Taiwan Semiconductor Manufacturing (+99%) also helped. The stock was the fund's largest holding.
•In contrast, from a geographical standpoint, stock picks in India and South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result were picks and overweights in consumer staples and health care.
•The largest individual relative detractor was an underweight in Alibaba (+23%). The stock was not held at period end. The second-largest relative detractor was an overweight in Kweichow Moutai (-4%). The company was among the fund's largest holdings this period. Another notable relative detractor this period was avoiding Hon Hai Precision Industry, a benchmark component that gained approximately 128%.
•Notable changes in positioning include decreased exposure to India and Saudi Arabia, and a higher allocation to China and Taiwan. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class K $10,000 $8,940 $9,679 $12,626 $10,809 $13,521 $16,797 $20,147 $12,545 $14,512 $18,315 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 26.20% 6.26% 6.24% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,930,817,606
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 66,535,420
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,930,817,606
Number of Holdings	86
Total Advisory Fee	$66,535,420
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 17.2 Consumer Discretionary 12.9 Industrials 9.5 Communication Services 9.3 Energy 6.2 Consumer Staples 5.4 Health Care 5.3 Materials 2.0 Utilities 1.7 Real Estate 0.6 Common Stocks 98.3 Bonds 0.3 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) China 24.6 India 18.4 Taiwan 16.2 Brazil 6.6 Korea (South) 6.4 United States 6.3 Indonesia 3.8 Saudi Arabia 3.0 Mexico 2.8 Others 11.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.6 NVIDIA Corp 4.0 Meituan B Shares 3.1 PDD Holdings Inc Class A ADR 3.1 Samsung Electronics Co Ltd 3.0 Bank Central Asia Tbk PT 2.9 HDFC Bank Ltd 2.6 SK Hynix Inc 2.2 JD.com Inc ADR 2.1 43.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Latin America Fund merged into Fidelity® Emerging Markets Fund on September 13, 2024.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Capital Appreciation Fund
Class Name	Fidelity® International Capital Appreciation Fund
Trading Symbol	FIVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation Fund	$ 98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+99%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-5%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® International Capital Appreciation Fund $10,000 $10,396 $10,451 $13,181 $12,192 $14,929 $16,921 $21,585 $14,901 $17,269 $22,323 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Capital Appreciation Fund 29.27% 8.38% 8.36% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,596,498,901
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 41,870,301
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,596,498,901
Number of Holdings	62
Total Advisory Fee	$41,870,301
Portfolio Turnover	78%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.0 Financials 21.7 Information Technology 18.3 Consumer Discretionary 11.4 Materials 8.8 Health Care 4.5 Communication Services 4.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 19.8 Japan 12.6 United Kingdom 10.9 France 8.8 India 7.9 Canada 6.4 China 5.3 Netherlands 5.2 Taiwan 4.5 Others 18.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.5 Novo Nordisk A/S Series B 2.9 SAP SE 2.5 Tencent Holdings Ltd 2.4 ASML Holding NV 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.1 Hitachi Ltd 1.9 ABB Ltd 1.8 Keyence Corp 1.7 24.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class M
Trading Symbol	FGEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period October 18, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 5	1.31%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	1.31%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and picks and an overweight in the U.K. detracted from the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Also hurting our result was stock selection in consumer discretionary and communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Nvidia, a benchmark component that gained about 226%. Not owning Meta Platforms, a benchmark component that gained  89%, was the second-largest relative detractor. An overweight in Dollar Tree (-41%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets and picks in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picks in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Vistra (+290%). The second-largest relative contributor was an overweight in Taiwan Semiconductor (+97%), which was among the largest holdings. Another notable relative contributor was an overweight in Rheinmetall (+82%), also among the biggest holdings.
•Notable changes in positioning include a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Net Assets	$ 257,697,453
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 1,240,182
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$257,697,453
Number of Holdings	153
Total Advisory Fee	$1,240,182
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 13.5 Industrials 12.1 Health Care 11.8 Consumer Discretionary 9.4 Consumer Staples 8.8 Communication Services 6.2 Energy 4.8 Utilities 4.6 Materials 4.3 Real Estate 1.1 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) United States 63.6 United Kingdom 7.4 Japan 5.5 Canada 5.2 Germany 3.8 Taiwan 2.7 France 2.6 China 2.0 Italy 1.2 Others 6.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.4 Microsoft Corp 4.6 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Rheinmetall AG 2.2 NXP Semiconductors NV 2.0 JPMorgan Chase & Co 1.7 Linde PLC 1.5 Eli Lilly & Co 1.4 UnitedHealth Group Inc 1.4 AbbVie Inc 1.4 24.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Global Equity Income Fund merged into Fidelity® Global Equity Income Fund on October 25, 2024.	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Objectives [Text Block]	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Small Cap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity® International Small Cap Opportunities Fund
Trading Symbol	FSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Opportunities Fund	$ 111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Europe ex U.K. and a non-benchmark allocation to the United States contributed to the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within communication services, where our picks in media & entertainment helped most. Stock selection and an overweight in industrials, primarily within the capital goods industry, and security selection and an underweight in consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lagercrantz gained 116% and was the top individual relative contributor. The stock was the fund's largest holding. The second-largest relative contributor was an overweight in Addtech (+91%). The company was among the fund's largest holdings. A non-benchmark stake in Kongsberg Gruppen gained approximately 158% and notably helped. The stock was one of the fund's biggest holdings this period.
•In contrast, from a regional standpoint, stock selection in the U.K. and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in financials. Also hurting our result was security selection in health care and consumer staples. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Spectris (-11%). The stock was one of our biggest holdings. The second-largest relative detractor was our non-benchmark stake in Richelieu Hardware (-11%). An overweight in SHO-BOND Holdings (-7%) also detracted.
•Notable changes in positioning include a higher allocation to Europe. By sector, meaningful changes in positioning include higher allocations to multi-sector holdings and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® International Small Cap Opportunities Fund $10,000 $10,892 $11,064 $13,983 $13,389 $15,125 $16,773 $22,870 $15,181 $15,806 $19,977 MSCI EAFE Small Cap Index $10,000 $10,855 $11,194 $14,295 $13,198 $14,385 $14,210 $19,320 $13,494 $14,394 $17,734 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Small Cap Opportunities Fund 26.39% 5.72% 7.17% MSCI EAFE Small Cap Index 23.20% 4.27% 5.90% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,271,531,943
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,572,915
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,271,531,943
Number of Holdings	111
Total Advisory Fee	$10,572,915
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 19.8 Consumer Discretionary 10.2 Communication Services 9.3 Financials 6.5 Health Care 5.1 Materials 4.3 Consumer Staples 3.3 Real Estate 2.4 Energy 1.7 Common Stocks 92.8 International Equity Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Japan 25.1 Sweden 14.6 United Kingdom 14.3 United States 10.5 Germany 7.8 Netherlands 4.9 Canada 3.6 France 2.5 Italy 2.4 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.1 iShares MSCI EAFE Small-Cap ETF 4.8 CTS Eventim AG & Co KGaA 4.1 AddTech AB B Shares 4.1 Azbil Corp 3.2 Morningstar Inc 2.7 Spectris PLC 2.6 Interpump Group SpA 2.4 Aalberts NV 2.2 Howden Joinery Group PLC 2.0 33.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class Z
Trading Symbol	FIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an overweight in the United States and stock picks in Japan contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in materials. An underweight in consumer staples also boosted relative performance. Also bolstering our relative result were picks and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+100%). The company was the fund's largest holding. The second-largest relative contributor was an overweight in CRH (+83%). The stock was among our largest holdings. An overweight in China Life Insurance (+65%) also contributed.
•In contrast, from a regional standpoint, stock picks in Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Also hurting our result was security selection in information technology, primarily within the technology hardware & equipment industry, and consumer staples, primarily within the consumer staples distribution & retail industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Samsung Electronics (-13%). The stock was among our biggest holdings. The second-largest relative detractor was an overweight in Wal Mart De Mexico (-21%). This period we increased our stake in Wal Mart De Mexico. An overweight in Edenred (-38%) also detracted.
•Notable changes in positioning include higher allocations to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $12,147 $11,099 $12,779 $13,385 $17,874 $13,390 $15,135 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,916 $10,954 $12,210 $11,910 $15,465 $11,660 $13,090 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 25.73% 8.29% 8.66% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 6.51% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 319,759,338
Holdings Count | shares	305
Advisory Fees Paid, Amount	$ 2,246,403
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$319,759,338
Number of Holdings	305
Total Advisory Fee	$2,246,403
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 20.0 Information Technology 14.0 Materials 10.5 Consumer Discretionary 9.5 Health Care 5.5 Energy 5.0 Communication Services 4.2 Consumer Staples 3.6 Real Estate 0.3 Utilities 0.2 Common Stocks 96.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) United States 14.5 Japan 10.8 China 9.3 United Kingdom 8.6 France 6.5 Canada 6.3 Germany 5.9 Taiwan 4.8 Korea (South) 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Tencent Holdings Ltd 2.5 CRH PLC 1.8 Samsung Electronics Co Ltd 1.8 SAP SE 1.6 Novo Nordisk A/S Series B 1.6 Linde PLC 1.6 ASML Holding NV 1.5 Canadian Pacific Kansas City Ltd 1.5 BAE Systems PLC 1.3 18.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Overseas Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity® Overseas Fund Class K
Trading Symbol	FOSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+156%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class K $10,000 $10,847 $10,756 $13,531 $12,567 $14,314 $14,938 $20,609 $14,418 $16,301 $20,547 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 26.04% 7.50% 7.47% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,293,832,474
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 53,545,452
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,293,832,474
Number of Holdings	93
Total Advisory Fee	$53,545,452
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.5 Financials 22.8 Information Technology 16.2 Health Care 13.4 Materials 9.4 Consumer Discretionary 7.1 Consumer Staples 2.3 Communication Services 0.5 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 18.4 United Kingdom 17.9 Japan 16.1 France 11.2 Germany 9.0 Netherlands 5.9 Denmark 4.4 Switzerland 3.4 Italy 3.1 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 3.0 SAP SE 3.0 ASML Holding NV 3.0 Hitachi Ltd 2.3 RELX PLC 2.2 Astrazeneca PLC 2.2 Safran SA 2.1 Compass Group PLC 2.1 Wolters Kluwer NV 2.0 London Stock Exchange Group PLC 1.9 23.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Diversified International Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International Fund
Class Name	Fidelity® Diversified International Fund Class K
Trading Symbol	FDIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class K $10,000 $10,340 $9,971 $12,219 $11,126 $12,922 $14,113 $18,306 $12,941 $14,532 $18,161 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 24.97% 7.04% 6.15% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,018,162,405
Holdings Count | shares	134
Advisory Fees Paid, Amount	$ 55,332,153
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$11,018,162,405
Number of Holdings	134
Total Advisory Fee	$55,332,153
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 22.5 Information Technology 15.6 Health Care 10.3 Materials 8.3 Consumer Discretionary 7.2 Energy 4.9 Consumer Staples 1.8 Communication Services 0.5 Real Estate 0.2 Common Stocks 95.0 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) United States 17.0 Japan 17.0 United Kingdom 14.3 Germany 8.6 France 8.0 Canada 6.4 Netherlands 5.2 Denmark 3.4 Sweden 2.9 Others 17.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 2.8 ASML Holding NV depository receipt 2.7 Novo Nordisk A/S Series B 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 SAP SE 2.4 Astrazeneca PLC 1.8 RELX PLC (Netherlands) 1.8 Wolters Kluwer NV 1.6 London Stock Exchange Group PLC 1.6 Shell PLC 1.5 21.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class C
Trading Symbol	FCCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 235	2.09%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Canada's materials sector, and stock selection and an underweight in financials, primarily within the banking industry, detracted most from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•The largest individual relative detractor was an overweight in Alimentation Couche-Tard (-3%). The stock was among the fund's largest holdings. Not owning Canadian Imperial Bank of Commerce, a benchmark component that gained 87%, was the second-largest relative detractor. An overweight in Canadian Pacific Kansas City Limited (+9%) - another of the fund's largest holdings - also hurt.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in information technology, primarily within the software & services industry. Stock choices in consumer discretionary and communication services also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding BCE, a benchmark component that returned about -6%. Not owning Cenovus Energy, a benchmark component that returned -13%, was the second-largest relative contributor. An overweight in Brookfield Asset Management (+91%) also helped.
•By sector, meaningful changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $8,504 $9,071 $10,264 $9,561 $10,568 $9,681 $14,358 $13,240 $13,356 $16,844 S&P/TSX Composite Index $10,000 $8,219 $9,044 $10,482 $9,938 $11,246 $10,831 $16,167 $13,973 $13,788 $18,134 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 24.19% 9.44% 5.35% Class C 25.19% 9.44% 5.35% S&P/TSX Composite Index 31.52% 10.03% 6.13% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 942,476,918
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 8,782,874
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$942,476,918
Number of Holdings	63
Total Advisory Fee	$8,782,874
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Energy 17.5 Industrials 13.0 Information Technology 11.1 Materials 11.1 Consumer Staples 8.6 Consumer Discretionary 7.0 Communication Services 2.8 Health Care 0.7 Common Stocks 99.3 Bonds 0.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Canada 94.0 United States 2.7 Brazil 2.6 Chile 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 8.6 Canadian Pacific Kansas City Ltd 5.7 Constellation Software Inc/Canada 5.6 Alimentation Couche-Tard Inc 4.9 Canadian Natural Resources Ltd 4.8 PrairieSky Royalty Ltd 4.0 Franco-Nevada Corp 3.8 Suncor Energy Inc 3.5 Dollarama Inc 3.5 Shopify Inc Class A 3.4 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class I
Trading Symbol	FIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks and an overweight in the United States and security selection in the U.K. contributed to the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, an underweight in consumer staples was the primary contributor. Stock selection in materials also boosted the fund's relative performance. Also helping our relative result was an overweight in industrials, primarily within the capital goods industry.
•The fund's non-benchmark stake in Taiwan Semiconductor gained 99% and was the top individual relative contributor. The stock was among our largest holdings. A second notable relative contributor was an overweight in CRH (+83%). The stock was among the fund's biggest holdings. Another notable relative contributor was our non-benchmark stake in GE Vernova (+100%). This was a position we established this period.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Edenred (-38%). Not owning Schneider Electric, a benchmark component that gained  approximately 71%, was the second-largest relative detractor. Not owning Commonwealth Bank of Australia, a benchmark component that gained roughly 59%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer staples and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,341 $10,044 $12,478 $11,750 $14,293 $15,423 $20,259 $14,631 $16,182 $20,282 MSCI EAFE Growth Index $10,000 $10,428 $10,108 $12,517 $11,783 $13,766 $14,502 $18,876 $13,312 $14,769 $18,234 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 25.34% 7.25% 7.33% MSCI EAFE Growth Index 23.46% 5.78% 6.19% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,046,615,302
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 43,926,728
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,046,615,302
Number of Holdings	73
Total Advisory Fee	$43,926,728
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.9 Information Technology 19.7 Financials 16.0 Materials 10.7 Consumer Discretionary 10.3 Health Care 6.1 Consumer Staples 1.1 Energy 0.7 Communication Services 0.5 Common Stocks 96.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 29.1 United Kingdom 11.7 France 11.2 Japan 9.6 Sweden 7.5 Germany 6.6 Netherlands 6.1 Denmark 5.1 Taiwan 3.3 Others 9.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 5.3 Novo Nordisk A/S Series B 5.1 ASML Holding NV 4.8 Safran SA 4.0 CRH PLC 3.9 Linde PLC 3.8 Atlas Copco AB A Shares 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.3 Recruit Holdings Co Ltd 3.0 LVMH Moet Hennessy Louis Vuitton SE 2.7 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Global Equity Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity® Global Equity Income Fund
Trading Symbol	FGILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Equity Income Fund	$ 105	0.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and picks and an overweight in the U.K. detracted from the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Also hurting our result was stock selection in consumer discretionary and communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Nvidia, a benchmark component that gained about 226%. Not owning Meta Platforms, a benchmark component that gained  89%, was the second-largest relative detractor. An overweight in Dollar Tree (-41%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets and picks in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picks in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Vistra (+290%). The second-largest relative contributor was an overweight in Taiwan Semiconductor (+97%), which was among the largest holdings. Another notable relative contributor was an overweight in Rheinmetall (+82%), also among the biggest holdings.
•Notable changes in positioning include a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Global Equity Income Fund $10,000 $10,293 $10,512 $12,542 $12,307 $14,103 $14,730 $19,898 $17,620 $18,564 $23,609 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Global Equity Income Fund 27.18% 10.85% 8.97% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 257,697,453
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 1,240,182
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$257,697,453
Number of Holdings	153
Total Advisory Fee	$1,240,182
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 13.5 Industrials 12.1 Health Care 11.8 Consumer Discretionary 9.4 Consumer Staples 8.8 Communication Services 6.2 Energy 4.8 Utilities 4.6 Materials 4.3 Real Estate 1.1 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) United States 63.6 United Kingdom 7.4 Japan 5.5 Canada 5.2 Germany 3.8 Taiwan 2.7 France 2.6 China 2.0 Italy 1.2 Others 6.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.4 Microsoft Corp 4.6 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Rheinmetall AG 2.2 NXP Semiconductors NV 2.0 JPMorgan Chase & Co 1.7 Linde PLC 1.5 Eli Lilly & Co 1.4 UnitedHealth Group Inc 1.4 AbbVie Inc 1.4 24.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
Fidelity Advisor® Global Equity Income Fund merged into Fidelity® Global Equity Income Fund on October 25, 2024.
The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Objectives [Text Block]	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class M
Trading Symbol	FTCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 179	1.58%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Canada's materials sector, and stock selection and an underweight in financials, primarily within the banking industry, detracted most from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•The largest individual relative detractor was an overweight in Alimentation Couche-Tard (-3%). The stock was among the fund's largest holdings. Not owning Canadian Imperial Bank of Commerce, a benchmark component that gained 87%, was the second-largest relative detractor. An overweight in Canadian Pacific Kansas City Limited (+9%) - another of the fund's largest holdings - also hurt.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in information technology, primarily within the software & services industry. Stock choices in consumer discretionary and communication services also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding BCE, a benchmark component that returned about -6%. Not owning Cenovus Energy, a benchmark component that returned -13%, was the second-largest relative contributor. An overweight in Brookfield Asset Management (+91%) also helped.
•By sector, meaningful changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,243 $8,832 $10,036 $9,388 $10,422 $9,593 $14,298 $13,251 $13,333 $16,773 S&P/TSX Composite Index $10,000 $8,219 $9,044 $10,482 $9,938 $11,246 $10,831 $16,167 $13,973 $13,788 $18,134 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 21.39% 9.20% 5.31% Class M (without 3.50% sales charge) 25.80% 9.98% 5.68% S&P/TSX Composite Index 31.52% 10.03% 6.13% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 942,476,918
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 8,782,874
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$942,476,918
Number of Holdings	63
Total Advisory Fee	$8,782,874
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Energy 17.5 Industrials 13.0 Information Technology 11.1 Materials 11.1 Consumer Staples 8.6 Consumer Discretionary 7.0 Communication Services 2.8 Health Care 0.7 Common Stocks 99.3 Bonds 0.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Canada 94.0 United States 2.7 Brazil 2.6 Chile 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 8.6 Canadian Pacific Kansas City Ltd 5.7 Constellation Software Inc/Canada 5.6 Alimentation Couche-Tard Inc 4.9 Canadian Natural Resources Ltd 4.8 PrairieSky Royalty Ltd 4.0 Franco-Nevada Corp 3.8 Suncor Energy Inc 3.5 Dollarama Inc 3.5 Shopify Inc Class A 3.4 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity® International Small Cap Fund
Trading Symbol	FISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Fund	$ 114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in emerging markets, primarily in India, and picks in the U.K. and Brazil detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection in financials was the largest detractor. However, picks in industrials, health care and consumer discretionary also meaningfully weighed on the fund's relative result.
•The largest individual relative detractor was our non-benchmark stake in Hypera Pharma (-35%). A non-benchmark stake in Mayr-Melnhof Karton returned roughly -24% and was the second-largest relative detractor. An overweight in Stabilus (-36%) also hurt.
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan and China, contributed to the fund's relative result. In Europe ex U.K., investment choices in Germany proved rewarding.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Security selection in information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+238%). This period we decreased our position in International Games System. The company was among our biggest holdings. The second-largest relative contributor was our non-benchmark stake in Rheinmetall (+81%). The company was the fund's biggest holding. Another notable relative contributor was an overweight in Test Research (+131%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan and Taiwan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® International Small Cap Fund $10,000 $10,653 $11,653 $14,704 $13,448 $14,559 $14,033 $19,622 $14,714 $16,655 $19,808 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,162 $10,602 $13,236 $11,963 $13,030 $13,055 $18,144 $13,127 $14,305 $17,725 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Small Cap Fund 18.93% 6.35% 7.07% MSCI ACWI (All Country World Index) ex USA Small Cap Index 23.90% 6.35% 5.89% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,778,290,407
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 43,346,727
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,778,290,407
Number of Holdings	197
Total Advisory Fee	$43,346,727
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.4 Financials 13.2 Consumer Discretionary 11.0 Consumer Staples 10.4 Information Technology 9.4 Materials 8.2 Real Estate 5.9 Health Care 5.4 Communication Services 4.8 Energy 3.7 Utilities 1.5 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Japan 21.9 United Kingdom 15.5 United States 6.8 Canada 4.2 Taiwan 4.0 Australia 3.3 Spain 3.1 China 3.1 Mexico 3.1 Others 35.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 1.3 Premier Foods PLC 1.2 Century Pacific Food Inc 1.1 Logista Integral SA 1.0 North West Co Inc/The 1.0 Ashtead Technology Holdings plc 1.0 Shriram Finance Ltd 0.9 RHI Magnesita NV 0.9 BayCurrent Inc 0.9 Richter Gedeon Nyrt 0.9 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class M
Trading Symbol	FWTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 150	1.24%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, by region, security selection in the United States was the primary contributor to the fund's performance versus the MSCI World Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within consumer discretionary. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+219%). We decreased our position in Nvidia during the period, but the company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Constellation Energy (+138%). This period we increased our investment in the stock. An overweight in Meta Platforms (+89%), which was one of the fund's largest holdings, also helped.
•In contrast, from a regional standpoint, an overweight in emerging markets, and stock selection and an overweight in the U.K., detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picking and an underweight in financials. Also modestly hurting our result were overweights in consumer discretionary, primarily within the consumer durables & apparel industry, and information technology.
•The biggest individual relative detractor was a stake in Jabil (-8%). The stock was not held at period end. The second-largest relative detractor was an overweight in Coinbase Global (-25%). This was a position we established this period. An overweight in Oracle (+8%) also hurt. We notably decreased our stake in Oracle by period end.
•Notable changes in positioning by region include a lower allocation to Japan. By sector, meaningful changes in positioning include decreased exposure to energy and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,878 $9,741 $12,243 $12,690 $14,219 $17,120 $23,517 $17,043 $18,814 $26,845 MSCI World Index $10,000 $10,220 $10,390 $12,813 $13,016 $14,736 $15,446 $21,766 $17,811 $19,758 $26,510 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 37.69% 12.75% 10.38% Class M (without 3.50% sales charge) 42.69% 13.55% 10.77% MSCI World Index 34.17% 12.46% 10.24% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,143,670,063
Holdings Count | shares	189
Advisory Fees Paid, Amount	$ 19,608,125
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,143,670,063
Number of Holdings	189
Total Advisory Fee	$19,608,125
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.6 Consumer Discretionary 16.6 Industrials 16.3 Financials 14.4 Communication Services 10.4 Health Care 8.5 Energy 3.1 Utilities 2.4 Real Estate 2.2 Consumer Staples 2.0 Materials 1.9 Common Stocks 99.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 69.1 United Kingdom 4.6 Canada 4.0 Sweden 3.3 Japan 3.3 Italy 1.8 Australia 1.6 Denmark 1.5 Belgium 1.3 Others 9.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 5.6 Meta Platforms Inc Class A 4.7 Microsoft Corp 4.1 Apple Inc 3.8 Modine Manufacturing Co 3.1 Eli Lilly & Co 3.1 Amazon.com Inc 2.7 Fiserv Inc 2.5 Alphabet Inc Class A 2.4 Deckers Outdoor Corp 2.4 34.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class Z
Trading Symbol	FZEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, a non-benchmark allocation to developed markets - especially the U.S. - and stock picks in Taiwan contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An underweight in materials also boosted the fund's relative performance. Also bolstering our relative result was stock picking in consumer discretionary.
•The fund's non-benchmark stake in Nvidia gained 223% and was the top individual relative contributor. This period we decreased our investment in Nvidia. The stock was among our largest holdings. A second notable relative contributor was our non-benchmark stake in International Games System (+242%). This period we decreased our investment in International Games System. An overweight in Taiwan Semiconductor Manufacturing (+99%) also helped. The stock was the fund's largest holding.
•In contrast, from a geographical standpoint, stock picks in India and South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result were picks and overweights in consumer staples and health care.
•The largest individual relative detractor was an underweight in Alibaba (+23%). The stock was not held at period end. The second-largest relative detractor was an overweight in Kweichow Moutai (-4%). The company was among the fund's largest holdings this period. Another notable relative detractor this period was avoiding Hon Hai Precision Industry, a benchmark component that gained approximately 128%.
•Notable changes in positioning include decreased exposure to India and Saudi Arabia, and a higher allocation to China and Taiwan. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,162 $6,327 $7,319 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 26.20% -2.26% MSCI Emerging Markets Index 25.33% -2.26% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,930,817,606
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 66,535,420
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,930,817,606
Number of Holdings	86
Total Advisory Fee	$66,535,420
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 17.2 Consumer Discretionary 12.9 Industrials 9.5 Communication Services 9.3 Energy 6.2 Consumer Staples 5.4 Health Care 5.3 Materials 2.0 Utilities 1.7 Real Estate 0.6 Common Stocks 98.3 Bonds 0.3 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) China 24.6 India 18.4 Taiwan 16.2 Brazil 6.6 Korea (South) 6.4 United States 6.3 Indonesia 3.8 Saudi Arabia 3.0 Mexico 2.8 Others 11.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.6 NVIDIA Corp 4.0 Meituan B Shares 3.1 PDD Holdings Inc Class A ADR 3.1 Samsung Electronics Co Ltd 3.0 Bank Central Asia Tbk PT 2.9 HDFC Bank Ltd 2.6 SK Hynix Inc 2.2 JD.com Inc ADR 2.1 43.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Latin America Fund merged into Fidelity® Emerging Markets Fund on September 13, 2024.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Nordic Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Nordic Fund
Class Name	Fidelity® Nordic Fund
Trading Symbol	FNORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Nordic Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nordic Fund	$ 98	0.88%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in Europe ex U.K., primarily in Denmark, detracted from the fund's performance versus the FTSE Capped Nordic Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer staples. Also hurting our result was stock picking in health care and communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Ericsson, a benchmark component that gained roughly 94%. A second notable relative detractor this period was avoiding Volvo, a benchmark component that gained approximately 39%. An overweight in Equinor (-22%) also detracted. The company was one of our largest holdings this period.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K. and a non-benchmark allocation to the United States contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Picks in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also bolstering our relative result was an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was our non-benchmark stake in Lagercrantz Group (+116%). The second-largest relative contributor was an overweight in Kongsberg Gruppen (+158%), and we reduced exposure to the stock. A non-benchmark stake in Hemnet Group gained approximately 82% and notably helped. The company was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to Norway and a lower allocation to Denmark. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Nordic Fund $10,000 $10,376 $10,580 $12,922 $12,301 $12,788 $16,206 $22,427 $15,849 $18,398 $22,532 FTSE® Capped Nordic Index $10,000 $9,875 $9,481 $12,417 $11,351 $12,350 $14,163 $20,323 $14,664 $16,994 $21,040 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Nordic Fund 22.47% 11.99% 8.46% FTSE® Capped Nordic Index 23.81% 11.24% 7.72% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 332,594,164
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 2,652,231
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$332,594,164
Number of Holdings	49
Total Advisory Fee	$2,652,231
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.7 Health Care 22.3 Financials 20.8 Communication Services 5.1 Materials 4.6 Information Technology 4.0 Consumer Discretionary 3.4 Consumer Staples 2.9 Energy 2.4 Utilities 1.0 Real Estate 0.5 Common Stocks 96.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Sweden 43.9 Denmark 31.5 Finland 10.8 Norway 10.5 United States 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 19.7 Nordea Bank Abp (Sweden) 5.4 Investor AB B Shares 5.2 Atlas Copco AB B Shares 4.9 DSV A/S 4.1 Assa Abloy AB B Shares 3.3 Sandvik AB 2.9 Hemnet Group AB 2.9 Alfa Laval AB 2.6 Tryg A/S 2.4 53.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class I
Trading Symbol	FIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in emerging markets, primarily in India, and picks in the U.K. and Brazil detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection in financials was the largest detractor. However, picks in industrials, health care and consumer discretionary also meaningfully weighed on the fund's relative result.
•The largest individual relative detractor was our non-benchmark stake in Hypera Pharma (-35%). A non-benchmark stake in Mayr-Melnhof Karton returned roughly -24% and was the second-largest relative detractor. An overweight in Stabilus (-36%) also hurt.
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan and China, contributed to the fund's relative result. In Europe ex U.K., investment choices in Germany proved rewarding.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Security selection in information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+238%). This period we decreased our position in International Games System. The company was among our biggest holdings. The second-largest relative contributor was our non-benchmark stake in Rheinmetall (+81%). The company was the fund's biggest holding. Another notable relative contributor was an overweight in Test Research (+131%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan and Taiwan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,660 $11,666 $14,719 $13,455 $14,570 $14,043 $19,633 $14,728 $16,672 $19,822 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,162 $10,602 $13,236 $11,963 $13,030 $13,055 $18,144 $13,127 $14,305 $17,725 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 18.90% 6.35% 7.08% MSCI ACWI (All Country World Index) ex USA Small Cap Index 23.90% 6.35% 5.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,778,290,407
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 43,346,727
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,778,290,407
Number of Holdings	197
Total Advisory Fee	$43,346,727
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.4 Financials 13.2 Consumer Discretionary 11.0 Consumer Staples 10.4 Information Technology 9.4 Materials 8.2 Real Estate 5.9 Health Care 5.4 Communication Services 4.8 Energy 3.7 Utilities 1.5 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Japan 21.9 United Kingdom 15.5 United States 6.8 Canada 4.2 Taiwan 4.0 Australia 3.3 Spain 3.1 China 3.1 Mexico 3.1 Others 35.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 1.3 Premier Foods PLC 1.2 Century Pacific Food Inc 1.1 Logista Integral SA 1.0 North West Co Inc/The 1.0 Ashtead Technology Holdings plc 1.0 Shriram Finance Ltd 0.9 RHI Magnesita NV 0.9 BayCurrent Inc 0.9 Richter Gedeon Nyrt 0.9 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Discovery K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery K6 Fund
Class Name	Fidelity® International Discovery K6 Fund
Trading Symbol	FDKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery K6 Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery K6 Fund	$ 69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Europe ex U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also contributed.
•The fund's non-benchmark stake in Nvidia gained 122% and was the top individual relative contributor. This period we decreased our position in Nvidia. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor (+95%). The company was one of the fund's largest holdings. Another notable relative contributor was an overweight in Hitachi (+109%), the fund's largest holding at period end.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan and an overweight in the UK detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in consumer staples. Picks in financials also hampered the fund's result, as did an overweight in consumer discretionary, primarily within the consumer durables & apparel industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our non-benchmark stake in PDD (-46%), an investment we established this period. The second-largest relative detractor was an overweight in L'Oréal (-8%). The stock was among our biggest holdings this period. Another notable relative detractor was our non-benchmark stake in Samsung Electronics (-12%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Germany and a lower allocation to India. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through October 31, 2024. Initial investment of $10,000. Fidelity® International Discovery K6 Fund $10,000 $10,490 $11,383 $15,188 $10,578 $11,338 MSCI EAFE Index $10,000 $10,497 $9,795 $13,170 $10,161 $11,650 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® International Discovery K6 Fund 29.50% 6.96% 7.39% MSCI EAFE Index 23.25% 6.46% 6.94% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 550,651,138
Holdings Count | shares	133
Advisory Fees Paid, Amount	$ 3,891,394
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$550,651,138
Number of Holdings	133
Total Advisory Fee	$3,891,394
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.5 Financials 21.9 Consumer Discretionary 13.8 Information Technology 12.7 Health Care 9.9 Materials 5.4 Consumer Staples 3.9 Communication Services 3.4 Energy 3.0 Real Estate 0.9 Common Stocks 97.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Japan 17.3 United Kingdom 15.3 France 8.8 United States 7.9 Germany 7.3 Netherlands 6.6 Italy 5.1 Canada 4.5 Sweden 3.8 Others 23.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 2.9 UniCredit SpA 2.7 Novo Nordisk A/S Series B 2.6 ASML Holding NV 2.4 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Constellation Software Inc/Canada 2.0 Unilever PLC 1.9 Rheinmetall AG 1.8 UCB SA 1.8 RELX PLC 1.8 22.1
Fidelity Advisor Europe Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class C
Trading Symbol	FHJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 184	1.67%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Europe ex U.K., primarily in France, and the U.K. detracted from the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer staples. Picks and an underweight in financials, primarily within the banks industry, also hampered the fund's result. Also hurting our result was stock selection in materials.
•The biggest individual relative detractor was an overweight in Davide Campari Milano (-39%). The second-largest relative detractor was an overweight in Diageo (-16%). Not owning Schneider Electric, a benchmark component that gained roughly 71%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., along with stock selection in Belgium and in Sweden, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picks in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in UCB (+165%). Although we reduced the fund's exposure to the stock, it was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in SAP (+76%). The stock was among our largest holdings, even though we trimmed the position. A non-benchmark stake in Hemnet gained 81% and notably helped.
•Notable changes in positioning include decreased exposure to France and a higher allocation to Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,379 $9,608 $11,975 $10,773 $11,457 $11,893 $15,524 $10,734 $11,871 $14,450 MSCI Europe Index $10,000 $10,004 $9,281 $11,817 $10,862 $12,081 $10,984 $15,520 $11,998 $13,925 $17,097 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 19.80% 4.43% 3.75% Class C 20.80% 4.43% 3.75% MSCI Europe Index 22.78% 7.19% 5.51% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 580,672,025
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 3,255,111
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$580,672,025
Number of Holdings	101
Total Advisory Fee	$3,255,111
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Health Care 16.4 Industrials 14.6 Consumer Discretionary 12.3 Information Technology 11.2 Consumer Staples 8.4 Communication Services 4.7 Energy 4.4 Materials 4.1 Real Estate 1.0 Utilities 0.8 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 23.1 France 15.3 Germany 12.4 United States 8.2 Italy 7.8 Denmark 7.1 Sweden 6.7 Netherlands 5.1 Switzerland 2.8 Others 11.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 5.6 SAP SE 3.9 ASML Holding NV 3.8 Astrazeneca PLC 3.7 Shell PLC 2.7 RELX PLC 2.5 Air Liquide SA 2.3 UCB SA 2.2 LVMH Moet Hennessy Louis Vuitton SE 2.1 UniCredit SpA 1.7 30.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity China Region Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity® China Region Fund
Trading Symbol	FHKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® China Region Fund	$ 107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•After trailing for most of the period, stocks in the China region got a boost in September from the Chinese government's announcement of aggressive monetary stimulus measures.
•Against this backdrop, picks in Taiwan had, by far, the biggest positive impact on the fund's performance versus the MSCI Golden Dragon (Net MA) Index for the fiscal year.
•By sector, security selection in information technology was the primary contributor, where our stock picks in semiconductors & semiconductor equipment helped most. Stock picks in materials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+101%). The stock was the fund's biggest holding. A non-benchmark stake in Sea gained roughly 118% and was a second notable relative contributor. An overweight in Trip.com (+89%) also contributed. The stock was among our largest holdings.
•In contrast, from a geographical standpoint, an underweight in Taiwan, stock selection in Hong Kong and non-benchmark exposure to South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials, primarily within the insurance industry. Stock selection and an overweight in health care also hampered the fund's result, as did picks in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in NetEase (-25%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Samsung Electronics (-10%). Another notable relative detractor was our stake in Asymchem Laboratories (-54%), which was not held by the fund at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Hong Kong. By sector, meaningful changes in positioning include lower allocations to health care and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® China Region Fund $10,000 $9,886 $9,901 $13,476 $11,371 $14,296 $20,436 $21,248 $11,677 $14,520 $19,333 MSCI Golden Dragon Index $10,000 $9,667 $10,337 $13,689 $11,813 $13,628 $17,249 $17,905 $10,248 $12,405 $16,411 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® China Region Fund 33.15% 6.22% 6.81% MSCI Golden Dragon Index 32.29% 3.79% 5.08% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,209,670,065
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 8,069,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,209,670,065
Number of Holdings	86
Total Advisory Fee	$8,069,000
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Consumer Discretionary 23.9 Communication Services 13.8 Financials 13.1 Industrials 4.2 Health Care 3.3 Materials 3.2 Consumer Staples 2.6 Real Estate 1.0 Energy 0.5 Common Stocks 94.9 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) China 57.8 Taiwan 30.2 Hong Kong 5.0 United States 3.6 Korea (South) 1.3 Singapore 0.9 Macau 0.5 France 0.4 Japan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.8 Tencent Holdings Ltd 10.3 Alibaba Group Holding Ltd 5.5 Meituan B Shares 4.0 PDD Holdings Inc Class A ADR 3.4 China Construction Bank Corp H Shares 3.1 AIA Group Ltd 3.0 Hon Hai Precision Industry Co Ltd 2.4 Zijin Mining Group Co Ltd H Shares 2.1 JD.com Inc A Shares 1.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class A
Trading Symbol	FGEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period October 18, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 4	1.05%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	1.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and picks and an overweight in the U.K. detracted from the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Also hurting our result was stock selection in consumer discretionary and communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Nvidia, a benchmark component that gained about 226%. Not owning Meta Platforms, a benchmark component that gained  89%, was the second-largest relative detractor. An overweight in Dollar Tree (-41%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets and picks in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picks in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Vistra (+290%). The second-largest relative contributor was an overweight in Taiwan Semiconductor (+97%), which was among the largest holdings. Another notable relative contributor was an overweight in Rheinmetall (+82%), also among the biggest holdings.
•Notable changes in positioning include a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Net Assets	$ 257,697,453
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 1,240,182
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$257,697,453
Number of Holdings	153
Total Advisory Fee	$1,240,182
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 13.5 Industrials 12.1 Health Care 11.8 Consumer Discretionary 9.4 Consumer Staples 8.8 Communication Services 6.2 Energy 4.8 Utilities 4.6 Materials 4.3 Real Estate 1.1 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) United States 63.6 United Kingdom 7.4 Japan 5.5 Canada 5.2 Germany 3.8 Taiwan 2.7 France 2.6 China 2.0 Italy 1.2 Others 6.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.4 Microsoft Corp 4.6 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Rheinmetall AG 2.2 NXP Semiconductors NV 2.0 JPMorgan Chase & Co 1.7 Linde PLC 1.5 Eli Lilly & Co 1.4 UnitedHealth Group Inc 1.4 AbbVie Inc 1.4 24.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Global Equity Income Fund merged into Fidelity® Global Equity Income Fund on October 25, 2024.	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Objectives [Text Block]	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Asia Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Asia Fund
Class Name	Fidelity® Emerging Asia Fund
Trading Symbol	FSEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Asia Fund	$ 78	0.65%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest and third-largest individual relative detractors, respectively, were the fund's overweight positions in WuXi AppTec (-43%) and WuXi Biologics (-75%). We reduced the former and sold out of the latter. Another notable relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Emerging Asia Fund $10,000 $9,531 $10,238 $13,645 $11,496 $14,594 $21,959 $25,696 $13,679 $16,276 $22,497 MSCI AC (All Country) Asia ex Japan Index $10,000 $9,278 $9,890 $12,902 $11,144 $12,620 $14,620 $16,494 $10,886 $12,358 $15,813 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Asia Fund 38.22% 9.04% 8.45% MSCI AC (All Country) Asia ex Japan Index 27.96% 4.61% 4.69% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,025,551,649
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 5,002,381
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,025,551,649
Number of Holdings	132
Total Advisory Fee	$5,002,381
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 28.8 Information Technology 26.7 Communication Services 12.3 Financials 11.5 Industrials 8.7 Health Care 8.1 Energy 1.3 Real Estate 0.9 Consumer Staples 0.6 Materials 0.3 Common Stocks 98.1 Preferred Stocks 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) China 41.3 India 22.0 Taiwan 12.8 Singapore 7.5 Korea (South) 7.1 Hong Kong 4.2 United States 1.6 Indonesia 1.0 South Africa 0.9 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.7 Sea Ltd Class A ADR 6.9 PDD Holdings Inc Class A ADR 4.7 Zomato Ltd 4.2 MakeMyTrip Ltd 3.9 Meituan B Shares 3.2 Samsung Electronics Co Ltd 3.0 Alibaba Group Holding Ltd 2.8 Tencent Holdings Ltd 2.6 Advanced Micro-Fabrication Equipment Inc China A Shares (China) 2.0 44.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Diversified International Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International Fund
Class Name	Fidelity® Diversified International Fund
Trading Symbol	FDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International Fund	$ 68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Diversified International Fund $10,000 $10,329 $9,946 $12,173 $11,071 $12,845 $14,009 $18,153 $12,822 $14,381 $17,954 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Diversified International Fund 24.85% 6.93% 6.03% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,018,162,405
Holdings Count | shares	134
Advisory Fees Paid, Amount	$ 55,332,153
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$11,018,162,405
Number of Holdings	134
Total Advisory Fee	$55,332,153
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.2 Financials 22.5 Information Technology 15.6 Health Care 10.3 Materials 8.3 Consumer Discretionary 7.2 Energy 4.9 Consumer Staples 1.8 Communication Services 0.5 Real Estate 0.2 Common Stocks 95.0 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) United States 17.0 Japan 17.0 United Kingdom 14.3 Germany 8.6 France 8.0 Canada 6.4 Netherlands 5.2 Denmark 3.4 Sweden 2.9 Others 17.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 2.8 ASML Holding NV depository receipt 2.7 Novo Nordisk A/S Series B 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 SAP SE 2.4 Astrazeneca PLC 1.8 RELX PLC (Netherlands) 1.8 Wolters Kluwer NV 1.6 London Stock Exchange Group PLC 1.6 Shell PLC 1.5 21.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class M
Trading Symbol	FEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 160	1.50%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in Emerging Asia, primarily in India, and stock picking and an overweight in Latin America, primarily in Brazil, detracted from the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer staples.
•The largest individual relative detractor was our stake in Pharmaron Beijing (-48%). The second-largest relative detractor was Hanon Systems (-52%). The stock was not held at period end. Another notable relative detractor was an overweight in Nanya Technology (-34%).
•In contrast, from a regional standpoint, stock selection in Africa, primarily in South Africa, and stock picks and an underweight in the Middle East, primarily in United Arab Emirates, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks and an underweight in materials and stock selection and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+243%). This period we decreased our investment in the stock, which was nonetheless one of our largest holdings as of October 31. The second-largest relative contributor was a non-benchmark stake in Hindustan Aeronautics (+136%), where we decreased our investment this period. Another notable relative contributor was an overweight in Bharat Electronics (+111%).
•Notable changes in positioning include increased exposure to Taiwan and South Africa. By sector, meaningful changes in positioning include lower allocations to health care and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,640 $9,727 $12,025 $9,791 $11,266 $11,546 $15,219 $11,905 $13,721 $15,615 MSCI Emerging Markets SMID Cap Index $10,000 $8,919 $9,391 $11,258 $9,624 $10,629 $10,543 $14,461 $10,969 $12,456 $15,202 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 9.82% 5.99% 4.56% Class M (without 3.50% sales charge) 13.80% 6.75% 4.93% MSCI Emerging Markets SMID Cap Index 22.04% 7.42% 4.28% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,183,237,609
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,611,763
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,183,237,609
Number of Holdings	111
Total Advisory Fee	$10,611,763
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.0 Consumer Discretionary 18.3 Financials 14.5 Information Technology 10.9 Consumer Staples 7.8 Real Estate 7.4 Health Care 4.6 Materials 4.6 Utilities 3.9 Energy 3.3 Communication Services 3.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 21.4 Taiwan 17.6 India 13.3 Brazil 11.7 Korea (South) 6.2 South Africa 5.4 Mexico 4.8 Saudi Arabia 2.3 Hong Kong 2.2 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Impala Platinum Holdings Ltd 1.8 Shriram Finance Ltd 1.4 SITC International Holdings Co Ltd 1.4 Bizlink Holding Inc 1.4 Yageo Corp 1.4 Torrent Pharmaceuticals Ltd 1.3 Mr Price Group Ltd 1.3 International Games System Co Ltd 1.3 Nien Made Enterprise Co Ltd 1.3 Coway Co Ltd 1.3 13.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class M
Trading Symbol	FOPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 172	1.52%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Europe ex U.K. and a non-benchmark allocation to the United States contributed to the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within communication services, where our picks in media & entertainment helped most. Stock selection and an overweight in industrials, primarily within the capital goods industry, and security selection and an underweight in consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lagercrantz gained 116% and was the top individual relative contributor. The stock was the fund's largest holding. The second-largest relative contributor was an overweight in Addtech (+91%). The company was among the fund's largest holdings. A non-benchmark stake in Kongsberg Gruppen gained approximately 158% and notably helped. The stock was one of the fund's biggest holdings this period.
•In contrast, from a regional standpoint, stock selection in the U.K. and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in financials. Also hurting our result was security selection in health care and consumer staples. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Spectris (-11%). The stock was one of our biggest holdings. The second-largest relative detractor was our non-benchmark stake in Richelieu Hardware (-11%). An overweight in SHO-BOND Holdings (-7%) also detracted.
•Notable changes in positioning include a higher allocation to Europe. By sector, meaningful changes in positioning include higher allocations to multi-sector holdings and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,448 $10,548 $13,251 $12,623 $14,173 $15,632 $21,191 $13,996 $14,476 $18,210 MSCI EAFE Small Cap Index $10,000 $10,855 $11,194 $14,295 $13,198 $14,385 $14,210 $19,320 $13,494 $14,394 $17,734 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 21.39% 4.39% 6.18% Class M (without 3.50% sales charge) 25.80% 5.14% 6.56% MSCI EAFE Small Cap Index 23.20% 4.27% 5.90% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,271,531,943
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,572,915
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,271,531,943
Number of Holdings	111
Total Advisory Fee	$10,572,915
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 19.8 Consumer Discretionary 10.2 Communication Services 9.3 Financials 6.5 Health Care 5.1 Materials 4.3 Consumer Staples 3.3 Real Estate 2.4 Energy 1.7 Common Stocks 92.8 International Equity Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Japan 25.1 Sweden 14.6 United Kingdom 14.3 United States 10.5 Germany 7.8 Netherlands 4.9 Canada 3.6 France 2.5 Italy 2.4 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.1 iShares MSCI EAFE Small-Cap ETF 4.8 CTS Eventim AG & Co KGaA 4.1 AddTech AB B Shares 4.1 Azbil Corp 3.2 Morningstar Inc 2.7 Spectris PLC 2.6 Interpump Group SpA 2.4 Aalberts NV 2.2 Howden Joinery Group PLC 2.0 33.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Japan Smaller Companies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Smaller Companies Fund
Class Name	Fidelity® Japan Smaller Companies Fund
Trading Symbol	FJSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Smaller Companies Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Smaller Companies Fund	$ 97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection was the primary contributor versus the Russell/Nomura Mid Small Cap Japan Index (Gross) for the fiscal year, led by choices in Japan's industrials sector, where our picks in capital goods helped most. Stock picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in SWCC (+166%). The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in IHI (+189%). An overweight in Dexerials (+114%) also helped.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock picking in energy. Choices in utilities also hampered the fund's result, as did an overweight in materials.
•The biggest individual relative detractor was an overweight in INPEX (-5%). The stock was the fund's biggest holding during the period; we reduced the position by period end. A second notable relative detractor this period was avoiding MS&AD Insurance Group, a benchmark component that gained 95%. An overweight in SUMCO (-22%) also detracted.
•By sector, meaningful changes in positioning include decreased exposure to communication services and a higher allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Japan Smaller Companies Fund $10,000 $10,693 $12,344 $15,268 $14,548 $15,744 $15,949 $17,455 $13,623 $14,953 $18,219 Russell/Nomura Mid-Small Cap™ Index $10,000 $11,383 $12,179 $14,740 $13,957 $14,962 $14,899 $17,057 $12,889 $14,975 $17,756 MSCI Japan Index $10,000 $10,918 $11,280 $13,303 $12,844 $14,040 $14,105 $16,928 $12,770 $14,933 $18,289 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Japan Smaller Companies Fund 21.84% 2.96% 6.18% Russell/Nomura Mid-Small Cap™ Index 18.58% 3.48% 5.91% MSCI Japan Index 22.47% 5.43% 6.22% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 409,901,323
Holdings Count | shares	83
Advisory Fees Paid, Amount	$ 3,398,714
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$409,901,323
Number of Holdings	83
Total Advisory Fee	$3,398,714
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.1 Information Technology 20.0 Consumer Discretionary 11.9 Financials 11.1 Materials 10.9 Consumer Staples 8.4 Energy 4.0 Utilities 3.8 Health Care 2.1 Communication Services 1.6 Real Estate 1.4 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Japan 98.3 United States 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SWCC Corp 2.7 Inpex Corp 2.6 Mitsubishi Heavy Industries Ltd 2.5 Money Forward Inc 2.2 Argo Graphics Inc 2.2 Yamato Kogyo Co Ltd 2.2 Kansai Electric Power Co Inc/The 2.1 Maruwa Co Ltd/Aichi 1.9 Sompo Holdings Inc 1.8 Koshidaka Holdings Co Ltd 1.8 22.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class Z
Trading Symbol	FZAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks and an overweight in the United States and security selection in the U.K. contributed to the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, an underweight in consumer staples was the primary contributor. Stock selection in materials also boosted the fund's relative performance. Also helping our relative result was an overweight in industrials, primarily within the capital goods industry.
•The fund's non-benchmark stake in Taiwan Semiconductor gained 99% and was the top individual relative contributor. The stock was among our largest holdings. A second notable relative contributor was an overweight in CRH (+83%). The stock was among the fund's biggest holdings. Another notable relative contributor was our non-benchmark stake in GE Vernova (+100%). This was a position we established this period.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Edenred (-38%). Not owning Schneider Electric, a benchmark component that gained  approximately 71%, was the second-largest relative detractor. Not owning Commonwealth Bank of Australia, a benchmark component that gained roughly 59%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer staples and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,352 $10,069 $12,519 $11,804 $14,383 $15,534 $20,435 $14,778 $16,365 $20,543 MSCI EAFE Growth Index $10,000 $10,428 $10,108 $12,517 $11,783 $13,766 $14,502 $18,876 $13,312 $14,769 $18,234 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 25.53% 7.39% 7.46% MSCI EAFE Growth Index 23.46% 5.78% 6.19% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,046,615,302
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 43,926,728
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,046,615,302
Number of Holdings	73
Total Advisory Fee	$43,926,728
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.9 Information Technology 19.7 Financials 16.0 Materials 10.7 Consumer Discretionary 10.3 Health Care 6.1 Consumer Staples 1.1 Energy 0.7 Communication Services 0.5 Common Stocks 96.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 29.1 United Kingdom 11.7 France 11.2 Japan 9.6 Sweden 7.5 Germany 6.6 Netherlands 6.1 Denmark 5.1 Taiwan 3.3 Others 9.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 5.3 Novo Nordisk A/S Series B 5.1 ASML Holding NV 4.8 Safran SA 4.0 CRH PLC 3.9 Linde PLC 3.8 Atlas Copco AB A Shares 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.3 Recruit Holdings Co Ltd 3.0 LVMH Moet Hennessy Louis Vuitton SE 2.7 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor China Region Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class I
Trading Symbol	FHKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•After trailing for most of the period, stocks in the China region got a boost in September from the Chinese government's announcement of aggressive monetary stimulus measures.
•Against this backdrop, picks in Taiwan had, by far, the biggest positive impact on the fund's performance versus the MSCI Golden Dragon (Net MA) Index for the fiscal year.
•By sector, security selection in information technology was the primary contributor, where our stock picks in semiconductors & semiconductor equipment helped most. Stock picks in materials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+101%). The stock was the fund's biggest holding. A non-benchmark stake in Sea gained roughly 118% and was a second notable relative contributor. An overweight in Trip.com (+89%) also contributed. The stock was among our largest holdings.
•In contrast, from a geographical standpoint, an underweight in Taiwan, stock selection in Hong Kong and non-benchmark exposure to South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials, primarily within the insurance industry. Stock selection and an overweight in health care also hampered the fund's result, as did picks in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in NetEase (-25%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Samsung Electronics (-10%). Another notable relative detractor was our stake in Asymchem Laboratories (-54%), which was not held by the fund at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Hong Kong. By sector, meaningful changes in positioning include lower allocations to health care and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $9,886 $9,902 $13,478 $11,371 $14,295 $20,429 $21,237 $11,670 $14,518 $19,331 MSCI Golden Dragon Index $10,000 $9,667 $10,337 $13,689 $11,813 $13,628 $17,249 $17,905 $10,248 $12,405 $16,411 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 33.15% 6.22% 6.81% MSCI Golden Dragon Index 32.29% 3.79% 5.08% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,209,670,065
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 8,069,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,209,670,065
Number of Holdings	86
Total Advisory Fee	$8,069,000
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Consumer Discretionary 23.9 Communication Services 13.8 Financials 13.1 Industrials 4.2 Health Care 3.3 Materials 3.2 Consumer Staples 2.6 Real Estate 1.0 Energy 0.5 Common Stocks 94.9 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) China 57.8 Taiwan 30.2 Hong Kong 5.0 United States 3.6 Korea (South) 1.3 Singapore 0.9 Macau 0.5 France 0.4 Japan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.8 Tencent Holdings Ltd 10.3 Alibaba Group Holding Ltd 5.5 Meituan B Shares 4.0 PDD Holdings Inc Class A ADR 3.4 China Construction Bank Corp H Shares 3.1 AIA Group Ltd 3.0 Hon Hai Precision Industry Co Ltd 2.4 Zijin Mining Group Co Ltd H Shares 2.1 JD.com Inc A Shares 1.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity® International Value Fund
Trading Symbol	FIVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Fund	$ 99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in Japan and security selection and an overweight in the United States contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Security selection in materials also boosted the fund's relative performance. Also contributing to our result was an overweight in financials.
•The top individual relative contributor was an overweight in Hitachi (+110%). The company was among the fund's biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+162%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in Rheinmetall (+82%). The stock was among our biggest holdings this period.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Stock picking in financials also hampered the fund's result. Also hurting our result was an overweight in energy.
•The largest individual relative detractor was an overweight in BHP (+5%). The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in GSK (-11%). This was a stake we established this period. A non-benchmark stake in Prudential returned -19% and notably hurt.
•Notable changes in positioning include decreased exposure to France and Australia. By sector, meaningful changes in positioning include lower allocations to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® International Value Fund $10,000 $9,959 $9,492 $11,374 $10,356 $10,838 $9,353 $13,383 $11,080 $13,071 $16,153 MSCI EAFE Value Index $10,000 $9,591 $9,294 $11,477 $10,621 $11,237 $9,189 $12,742 $10,687 $12,659 $15,588 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Value Fund 23.58% 8.31% 4.91% MSCI EAFE Value Index 23.14% 6.76% 4.54% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,472,284,197
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 8,618,481
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,472,284,197
Number of Holdings	101
Total Advisory Fee	$8,618,481
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 35.1 Industrials 18.0 Materials 13.0 Energy 8.4 Consumer Discretionary 5.0 Health Care 4.7 Information Technology 4.3 Consumer Staples 3.9 Communication Services 3.0 Real Estate 0.9 Utilities 0.6 Common Stocks 96.5 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 22.8 United Kingdom 14.8 United States 13.1 Germany 11.4 France 9.8 Australia 6.1 Italy 5.0 Spain 3.4 Switzerland 3.3 Others 10.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.7 Hitachi Ltd 2.8 Banco Santander SA 2.4 AXA SA 2.3 CRH PLC 2.2 BAE Systems PLC 2.1 BHP Group Ltd 2.1 Rheinmetall AG 2.1 TotalEnergies SE 2.0 Mitsubishi UFJ Financial Group Inc 2.0 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class C
Trading Symbol	FOPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 227	2.02%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Europe ex U.K. and a non-benchmark allocation to the United States contributed to the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within communication services, where our picks in media & entertainment helped most. Stock selection and an overweight in industrials, primarily within the capital goods industry, and security selection and an underweight in consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lagercrantz gained 116% and was the top individual relative contributor. The stock was the fund's largest holding. The second-largest relative contributor was an overweight in Addtech (+91%). The company was among the fund's largest holdings. A non-benchmark stake in Kongsberg Gruppen gained approximately 158% and notably helped. The stock was one of the fund's biggest holdings this period.
•In contrast, from a regional standpoint, stock selection in the U.K. and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in financials. Also hurting our result was security selection in health care and consumer staples. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Spectris (-11%). The stock was one of our biggest holdings. The second-largest relative detractor was our non-benchmark stake in Richelieu Hardware (-11%). An overweight in SHO-BOND Holdings (-7%) also detracted.
•Notable changes in positioning include a higher allocation to Europe. By sector, meaningful changes in positioning include higher allocations to multi-sector holdings and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,779 $10,826 $13,534 $12,832 $14,338 $15,732 $21,221 $13,945 $14,467 $18,238 MSCI EAFE Small Cap Index $10,000 $10,855 $11,194 $14,295 $13,198 $14,385 $14,210 $19,320 $13,494 $14,394 $17,734 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 24.11% 4.61% 6.19% Class C 25.11% 4.61% 6.19% MSCI EAFE Small Cap Index 23.20% 4.27% 5.90% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,271,531,943
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,572,915
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,271,531,943
Number of Holdings	111
Total Advisory Fee	$10,572,915
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 19.8 Consumer Discretionary 10.2 Communication Services 9.3 Financials 6.5 Health Care 5.1 Materials 4.3 Consumer Staples 3.3 Real Estate 2.4 Energy 1.7 Common Stocks 92.8 International Equity Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Japan 25.1 Sweden 14.6 United Kingdom 14.3 United States 10.5 Germany 7.8 Netherlands 4.9 Canada 3.6 France 2.5 Italy 2.4 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.1 iShares MSCI EAFE Small-Cap ETF 4.8 CTS Eventim AG & Co KGaA 4.1 AddTech AB B Shares 4.1 Azbil Corp 3.2 Morningstar Inc 2.7 Spectris PLC 2.6 Interpump Group SpA 2.4 Aalberts NV 2.2 Howden Joinery Group PLC 2.0 33.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class A
Trading Symbol	FOPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 143	1.26%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Europe ex U.K. and a non-benchmark allocation to the United States contributed to the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within communication services, where our picks in media & entertainment helped most. Stock selection and an overweight in industrials, primarily within the capital goods industry, and security selection and an underweight in consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lagercrantz gained 116% and was the top individual relative contributor. The stock was the fund's largest holding. The second-largest relative contributor was an overweight in Addtech (+91%). The company was among the fund's largest holdings. A non-benchmark stake in Kongsberg Gruppen gained approximately 158% and notably helped. The stock was one of the fund's biggest holdings this period.
•In contrast, from a regional standpoint, stock selection in the U.K. and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in financials. Also hurting our result was security selection in health care and consumer staples. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Spectris (-11%). The stock was one of our biggest holdings. The second-largest relative detractor was our non-benchmark stake in Richelieu Hardware (-11%). An overweight in SHO-BOND Holdings (-7%) also detracted.
•Notable changes in positioning include a higher allocation to Europe. By sector, meaningful changes in positioning include higher allocations to multi-sector holdings and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,238 $10,371 $13,067 $12,482 $14,056 $15,544 $21,125 $13,986 $14,510 $18,291 MSCI EAFE Small Cap Index $10,000 $10,855 $11,194 $14,295 $13,198 $14,385 $14,210 $19,320 $13,494 $14,394 $17,734 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 18.81% 4.17% 6.22% Class A (without 5.75% sales charge) 26.06% 5.41% 6.86% MSCI EAFE Small Cap Index 23.20% 4.27% 5.90% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,271,531,943
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,572,915
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,271,531,943
Number of Holdings	111
Total Advisory Fee	$10,572,915
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 19.8 Consumer Discretionary 10.2 Communication Services 9.3 Financials 6.5 Health Care 5.1 Materials 4.3 Consumer Staples 3.3 Real Estate 2.4 Energy 1.7 Common Stocks 92.8 International Equity Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Japan 25.1 Sweden 14.6 United Kingdom 14.3 United States 10.5 Germany 7.8 Netherlands 4.9 Canada 3.6 France 2.5 Italy 2.4 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.1 iShares MSCI EAFE Small-Cap ETF 4.8 CTS Eventim AG & Co KGaA 4.1 AddTech AB B Shares 4.1 Azbil Corp 3.2 Morningstar Inc 2.7 Spectris PLC 2.6 Interpump Group SpA 2.4 Aalberts NV 2.2 Howden Joinery Group PLC 2.0 33.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor China Region Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class A
Trading Symbol	FHKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 139	1.19%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•After trailing for most of the period, stocks in the China region got a boost in September from the Chinese government's announcement of aggressive monetary stimulus measures.
•Against this backdrop, picks in Taiwan had, by far, the biggest positive impact on the fund's performance versus the MSCI Golden Dragon (Net MA) Index for the fiscal year.
•By sector, security selection in information technology was the primary contributor, where our stock picks in semiconductors & semiconductor equipment helped most. Stock picks in materials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+101%). The stock was the fund's biggest holding. A non-benchmark stake in Sea gained roughly 118% and was a second notable relative contributor. An overweight in Trip.com (+89%) also contributed. The stock was among our largest holdings.
•In contrast, from a geographical standpoint, an underweight in Taiwan, stock selection in Hong Kong and non-benchmark exposure to South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials, primarily within the insurance industry. Stock selection and an overweight in health care also hampered the fund's result, as did picks in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in NetEase (-25%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Samsung Electronics (-10%). Another notable relative detractor was our stake in Asymchem Laboratories (-54%), which was not held by the fund at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Hong Kong. By sector, meaningful changes in positioning include lower allocations to health care and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,288 $9,276 $12,585 $10,589 $13,268 $18,909 $19,600 $10,741 $13,317 $17,682 MSCI Golden Dragon Index $10,000 $9,667 $10,337 $13,689 $11,813 $13,628 $17,249 $17,905 $10,248 $12,405 $16,411 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 25.15% 4.67% 5.87% Class A (without 5.75% sales charge) 32.78% 5.91% 6.49% MSCI Golden Dragon Index 32.29% 3.79% 5.08% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,209,670,065
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 8,069,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,209,670,065
Number of Holdings	86
Total Advisory Fee	$8,069,000
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Consumer Discretionary 23.9 Communication Services 13.8 Financials 13.1 Industrials 4.2 Health Care 3.3 Materials 3.2 Consumer Staples 2.6 Real Estate 1.0 Energy 0.5 Common Stocks 94.9 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) China 57.8 Taiwan 30.2 Hong Kong 5.0 United States 3.6 Korea (South) 1.3 Singapore 0.9 Macau 0.5 France 0.4 Japan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.8 Tencent Holdings Ltd 10.3 Alibaba Group Holding Ltd 5.5 Meituan B Shares 4.0 PDD Holdings Inc Class A ADR 3.4 China Construction Bank Corp H Shares 3.1 AIA Group Ltd 3.0 Hon Hai Precision Industry Co Ltd 2.4 Zijin Mining Group Co Ltd H Shares 2.1 JD.com Inc A Shares 1.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class Z
Trading Symbol	FZAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 59	0.51%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, picks in Europe ex U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance, as did stock picking in consumer discretionary.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+121%). This period we decreased our investment in Nvidia. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor (+96%). The company was one of our largest holdings. Another notable relative contributor was an overweight in Hitachi (+109%), the fund's biggest holding at period end.
•In contrast, from a regional standpoint, a non-benchmark allocation to Canada and an underweight in Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Security selection in financials also hampered the fund's result. Also hurting our result were stock picks and an underweight in communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in PDD returned -47% and was the largest individual relative detractor. This was a position we established this period. A second notable relative detractor was an overweight in L'Oréal (-9%), which was among the fund's biggest holdings this period. A non-benchmark stake in One97 Communications returned about -29% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Germany and a lower allocation to India. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,358 $9,906 $12,526 $11,313 $12,718 $13,802 $18,412 $12,836 $13,752 $17,829 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 29.65% 6.99% 5.95% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,841,033,775
Holdings Count | shares	142
Advisory Fees Paid, Amount	$ 45,667,963
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,841,033,775
Number of Holdings	142
Total Advisory Fee	$45,667,963
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.3 Industrials 22.0 Consumer Discretionary 14.1 Information Technology 11.8 Health Care 9.8 Materials 5.4 Consumer Staples 4.1 Communication Services 3.3 Energy 3.1 Real Estate 1.0 Common Stocks 96.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 17.6 United Kingdom 15.3 France 9.1 United States 8.5 Germany 7.0 Netherlands 6.0 Italy 5.0 Canada 4.6 Sweden 3.6 Others 23.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 3.1 UniCredit SpA 2.7 Novo Nordisk A/S Series B 2.7 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Constellation Software Inc/Canada 2.0 Unilever PLC 2.0 Compass Group PLC 1.7 UCB SA 1.7 ITOCHU Corp 1.6 21.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class I
Trading Symbol	FEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in Emerging Asia, primarily in India, and stock picking and an overweight in Latin America, primarily in Brazil, detracted from the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer staples.
•The largest individual relative detractor was our stake in Pharmaron Beijing (-48%). The second-largest relative detractor was Hanon Systems (-52%). The stock was not held at period end. Another notable relative detractor was an overweight in Nanya Technology (-34%).
•In contrast, from a regional standpoint, stock selection in Africa, primarily in South Africa, and stock picks and an underweight in the Middle East, primarily in United Arab Emirates, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks and an underweight in materials and stock selection and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+243%). This period we decreased our investment in the stock, which was nonetheless one of our largest holdings as of October 31. The second-largest relative contributor was a non-benchmark stake in Hindustan Aeronautics (+136%), where we decreased our investment this period. Another notable relative contributor was an overweight in Bharat Electronics (+111%).
•Notable changes in positioning include increased exposure to Taiwan and South Africa. By sector, meaningful changes in positioning include lower allocations to health care and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $8,996 $10,180 $12,648 $10,364 $12,000 $12,368 $16,402 $12,897 $14,959 $17,104 MSCI Emerging Markets SMID Cap Index $10,000 $8,919 $9,391 $11,258 $9,624 $10,629 $10,543 $14,461 $10,969 $12,456 $15,202 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 14.34% 7.35% 5.51% MSCI Emerging Markets SMID Cap Index 22.04% 7.42% 4.28% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,183,237,609
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,611,763
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,183,237,609
Number of Holdings	111
Total Advisory Fee	$10,611,763
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.0 Consumer Discretionary 18.3 Financials 14.5 Information Technology 10.9 Consumer Staples 7.8 Real Estate 7.4 Health Care 4.6 Materials 4.6 Utilities 3.9 Energy 3.3 Communication Services 3.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 21.4 Taiwan 17.6 India 13.3 Brazil 11.7 Korea (South) 6.2 South Africa 5.4 Mexico 4.8 Saudi Arabia 2.3 Hong Kong 2.2 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Impala Platinum Holdings Ltd 1.8 Shriram Finance Ltd 1.4 SITC International Holdings Co Ltd 1.4 Bizlink Holding Inc 1.4 Yageo Corp 1.4 Torrent Pharmaceuticals Ltd 1.3 Mr Price Group Ltd 1.3 International Games System Co Ltd 1.3 Nien Made Enterprise Co Ltd 1.3 Coway Co Ltd 1.3 13.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class Z
Trading Symbol	FIQOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 75	0.61%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, by region, security selection in the United States was the primary contributor to the fund's performance versus the MSCI World Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within consumer discretionary. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+219%). We decreased our position in Nvidia during the period, but the company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Constellation Energy (+138%). This period we increased our investment in the stock. An overweight in Meta Platforms (+89%), which was one of the fund's largest holdings, also helped.
•In contrast, from a regional standpoint, an overweight in emerging markets, and stock selection and an overweight in the U.K., detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picking and an underweight in financials. Also modestly hurting our result were overweights in consumer discretionary, primarily within the consumer durables & apparel industry, and information technology.
•The biggest individual relative detractor was a stake in Jabil (-8%). The stock was not held at period end. The second-largest relative detractor was an overweight in Coinbase Global (-25%). This was a position we established this period. An overweight in Oracle (+8%) also hurt. We notably decreased our stake in Oracle by period end.
•Notable changes in positioning by region include a lower allocation to Japan. By sector, meaningful changes in positioning include decreased exposure to energy and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,066 $10,231 $12,399 $17,144 $12,507 $13,895 MSCI World Index $10,000 $9,269 $10,494 $10,999 $15,500 $12,684 $14,070 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 43.63% 14.30% 12.03% MSCI World Index 34.17% 12.46% 11.01% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,143,670,063
Holdings Count | shares	189
Advisory Fees Paid, Amount	$ 19,608,125
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,143,670,063
Number of Holdings	189
Total Advisory Fee	$19,608,125
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.6 Consumer Discretionary 16.6 Industrials 16.3 Financials 14.4 Communication Services 10.4 Health Care 8.5 Energy 3.1 Utilities 2.4 Real Estate 2.2 Consumer Staples 2.0 Materials 1.9 Common Stocks 99.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 69.1 United Kingdom 4.6 Canada 4.0 Sweden 3.3 Japan 3.3 Italy 1.8 Australia 1.6 Denmark 1.5 Belgium 1.3 Others 9.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 5.6 Meta Platforms Inc Class A 4.7 Microsoft Corp 4.1 Apple Inc 3.8 Modine Manufacturing Co 3.1 Eli Lilly & Co 3.1 Amazon.com Inc 2.7 Fiserv Inc 2.5 Alphabet Inc Class A 2.4 Deckers Outdoor Corp 2.4 34.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class C
Trading Symbol	FIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 217	1.94%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks and an overweight in the United States and security selection in the U.K. contributed to the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, an underweight in consumer staples was the primary contributor. Stock selection in materials also boosted the fund's relative performance. Also helping our relative result was an overweight in industrials, primarily within the capital goods industry.
•The fund's non-benchmark stake in Taiwan Semiconductor gained 99% and was the top individual relative contributor. The stock was among our largest holdings. A second notable relative contributor was an overweight in CRH (+83%). The stock was among the fund's biggest holdings. Another notable relative contributor was our non-benchmark stake in GE Vernova (+100%). This was a position we established this period.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Edenred (-38%). Not owning Schneider Electric, a benchmark component that gained  approximately 71%, was the second-largest relative detractor. Not owning Commonwealth Bank of Australia, a benchmark component that gained roughly 59%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer staples and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,230 $9,823 $12,079 $11,249 $13,536 $14,458 $18,800 $13,427 $14,805 $18,518 MSCI EAFE Growth Index $10,000 $10,428 $10,108 $12,517 $11,783 $13,766 $14,502 $18,876 $13,312 $14,769 $18,234 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 23.13% 6.15% 6.36% Class C 24.13% 6.15% 6.36% MSCI EAFE Growth Index 23.46% 5.78% 6.19% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,046,615,302
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 43,926,728
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,046,615,302
Number of Holdings	73
Total Advisory Fee	$43,926,728
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.9 Information Technology 19.7 Financials 16.0 Materials 10.7 Consumer Discretionary 10.3 Health Care 6.1 Consumer Staples 1.1 Energy 0.7 Communication Services 0.5 Common Stocks 96.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 29.1 United Kingdom 11.7 France 11.2 Japan 9.6 Sweden 7.5 Germany 6.6 Netherlands 6.1 Denmark 5.1 Taiwan 3.3 Others 9.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 5.3 Novo Nordisk A/S Series B 5.1 ASML Holding NV 4.8 Safran SA 4.0 CRH PLC 3.9 Linde PLC 3.8 Atlas Copco AB A Shares 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.3 Recruit Holdings Co Ltd 3.0 LVMH Moet Hennessy Louis Vuitton SE 2.7 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Overseas Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity® Overseas Fund
Trading Symbol	FOSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Overseas Fund	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+156%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Overseas Fund $10,000 $10,834 $10,729 $13,479 $12,504 $14,227 $14,833 $20,444 $14,286 $16,136 $20,322 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Overseas Fund 25.94% 7.39% 7.35% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,293,832,474
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 53,545,452
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,293,832,474
Number of Holdings	93
Total Advisory Fee	$53,545,452
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.5 Financials 22.8 Information Technology 16.2 Health Care 13.4 Materials 9.4 Consumer Discretionary 7.1 Consumer Staples 2.3 Communication Services 0.5 Common Stocks 97.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 18.4 United Kingdom 17.9 Japan 16.1 France 11.2 Germany 9.0 Netherlands 5.9 Denmark 4.4 Switzerland 3.4 Italy 3.1 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 3.0 SAP SE 3.0 ASML Holding NV 3.0 Hitachi Ltd 2.3 RELX PLC 2.2 Astrazeneca PLC 2.2 Safran SA 2.1 Compass Group PLC 2.1 Wolters Kluwer NV 2.0 London Stock Exchange Group PLC 1.9 23.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Canada Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity® Canada Fund
Trading Symbol	FICDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Canada Fund	$ 118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Canada's materials sector, and stock selection and an underweight in financials, primarily within the banking industry, detracted most from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•The largest individual relative detractor was an overweight in Alimentation Couche-Tard (-3%). The stock was among the fund's largest holdings. Not owning Canadian Imperial Bank of Commerce, a benchmark component that gained 87%, was the second-largest relative detractor. An overweight in Canadian Pacific Kansas City Limited (+9%) - another of the fund's largest holdings - also hurt.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in information technology, primarily within the software & services industry. Stock choices in consumer discretionary and communication services also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding BCE, a benchmark component that returned about -6%. Not owning Cenovus Energy, a benchmark component that returned -13%, was the second-largest relative contributor. An overweight in Brookfield Asset Management (+91%) also helped.
•By sector, meaningful changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Canada Fund $10,000 $8,592 $9,261 $10,589 $9,966 $11,132 $10,308 $15,454 $14,408 $14,578 $18,440 S&P/TSX Composite Index $10,000 $8,219 $9,044 $10,482 $9,938 $11,246 $10,831 $16,167 $13,973 $13,788 $18,134 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Canada Fund 26.49% 10.62% 6.31% S&P/TSX Composite Index 31.52% 10.03% 6.13% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 942,476,918
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 8,782,874
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$942,476,918
Number of Holdings	63
Total Advisory Fee	$8,782,874
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Energy 17.5 Industrials 13.0 Information Technology 11.1 Materials 11.1 Consumer Staples 8.6 Consumer Discretionary 7.0 Communication Services 2.8 Health Care 0.7 Common Stocks 99.3 Bonds 0.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Canada 94.0 United States 2.7 Brazil 2.6 Chile 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 8.6 Canadian Pacific Kansas City Ltd 5.7 Constellation Software Inc/Canada 5.6 Alimentation Couche-Tard Inc 4.9 Canadian Natural Resources Ltd 4.8 PrairieSky Royalty Ltd 4.0 Franco-Nevada Corp 3.8 Suncor Energy Inc 3.5 Dollarama Inc 3.5 Shopify Inc Class A 3.4 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class M
Trading Symbol	FIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 155	1.39%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in Japan and security selection and an overweight in the United States contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Security selection in materials also boosted the fund's relative performance. Also contributing to our result was an overweight in financials.
•The top individual relative contributor was an overweight in Hitachi (+110%). The company was among the fund's biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+162%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in Rheinmetall (+82%). The stock was among our biggest holdings this period.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Stock picking in financials also hampered the fund's result. Also hurting our result was an overweight in energy.
•The largest individual relative detractor was an overweight in BHP (+5%). The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in GSK (-11%). This was a stake we established this period. A non-benchmark stake in Prudential returned -19% and notably hurt.
•Notable changes in positioning include decreased exposure to France and Australia. By sector, meaningful changes in positioning include lower allocations to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,545 $9,045 $10,768 $9,735 $10,135 $8,687 $12,353 $10,172 $11,948 $14,680 MSCI EAFE Value Index $10,000 $9,591 $9,294 $11,477 $10,621 $11,237 $9,189 $12,742 $10,687 $12,659 $15,588 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 18.57% 6.93% 3.91% Class M (without 3.50% sales charge) 22.87% 7.69% 4.28% MSCI EAFE Value Index 23.14% 6.76% 4.54% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,472,284,197
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 8,618,481
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,472,284,197
Number of Holdings	101
Total Advisory Fee	$8,618,481
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 35.1 Industrials 18.0 Materials 13.0 Energy 8.4 Consumer Discretionary 5.0 Health Care 4.7 Information Technology 4.3 Consumer Staples 3.9 Communication Services 3.0 Real Estate 0.9 Utilities 0.6 Common Stocks 96.5 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 22.8 United Kingdom 14.8 United States 13.1 Germany 11.4 France 9.8 Australia 6.1 Italy 5.0 Spain 3.4 Switzerland 3.3 Others 10.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.7 Hitachi Ltd 2.8 Banco Santander SA 2.4 AXA SA 2.3 CRH PLC 2.2 BAE Systems PLC 2.1 BHP Group Ltd 2.1 Rheinmetall AG 2.1 TotalEnergies SE 2.0 Mitsubishi UFJ Financial Group Inc 2.0 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class A
Trading Symbol	FPJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•With that said, in March 2024, the Bank of Japan raised short-term interest rates for the first time in 17 years, ending its negative interest rate policy.
•Against this backdrop, stock selection in Japan and a non-benchmark allocation to the United States contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Stock picking in financials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IHI (+196%). The second-largest relative contributor was an overweight in Hitachi (+109%). The stock was among the fund's largest holdings. An overweight in Dexerials (+115%) also helped. We trimmed our stakes in all three stocks.
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Asia Pacific ex Japan modestly detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the semiconductors & semiconductor equipment industry. Security selection in energy also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry.
•The largest individual relative detractor this period was avoiding Recruit Holdings, a benchmark component that gained 120%. The second-largest relative detractor was our non-benchmark stake in JTOWER (-31%). The stock was not held at period end. An overweight in TechnoPro Holdings (-4%) also hurt, and we reduced our exposure to the stock.
•By sector, meaningful changes in positioning include increased exposure to materials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,643 $10,275 $12,402 $11,722 $13,089 $14,641 $17,777 $12,555 $13,785 $17,017 Tokyo Stock Price Index (TOPIX) $10,000 $11,061 $11,611 $13,898 $13,325 $14,450 $14,503 $17,203 $13,066 $15,363 $18,700 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 16.34% 4.15% 5.46% Class A (without 5.75% sales charge) 23.44% 5.39% 6.09% Tokyo Stock Price Index (TOPIX) 21.72% 5.29% 6.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 692,986,086
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 3,522,427
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$692,986,086
Number of Holdings	89
Total Advisory Fee	$3,522,427
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.1 Information Technology 18.9 Consumer Discretionary 14.7 Financials 13.4 Materials 7.8 Health Care 7.1 Communication Services 4.2 Consumer Staples 3.2 Energy 1.9 Utilities 1.9 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Japan 98.4 United States 1.0 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.0 Hitachi Ltd 5.0 Sony Group Corp 3.8 Shin-Etsu Chemical Co Ltd 3.3 Hoya Corp 3.3 ORIX Corp 3.1 Renesas Electronics Corp 2.7 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.4 Denso Corp 2.3 34.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class A
Trading Symbol	FTAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 139	1.24%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an overweight in the United States and stock picks in Japan contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in materials. An underweight in consumer staples also boosted relative performance. Also bolstering our relative result were picks and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+100%). The company was the fund's largest holding. The second-largest relative contributor was an overweight in CRH (+83%). The stock was among our largest holdings. An overweight in China Life Insurance (+65%) also contributed.
•In contrast, from a regional standpoint, stock picks in Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Also hurting our result was security selection in information technology, primarily within the technology hardware & equipment industry, and consumer staples, primarily within the consumer staples distribution & retail industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Samsung Electronics (-13%). The stock was among our biggest holdings. The second-largest relative detractor was an overweight in Wal Mart De Mexico (-21%). This period we increased our stake in Wal Mart De Mexico. An overweight in Edenred (-38%) also detracted.
•Notable changes in positioning include higher allocations to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,341 $9,270 $11,475 $10,437 $11,965 $12,480 $16,604 $12,380 $13,948 $17,471 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 18.05% 6.59% 5.74% Class A (without 5.75% sales charge) 25.25% 7.86% 6.37% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 319,759,338
Holdings Count | shares	305
Advisory Fees Paid, Amount	$ 2,246,403
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$319,759,338
Number of Holdings	305
Total Advisory Fee	$2,246,403
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 20.0 Information Technology 14.0 Materials 10.5 Consumer Discretionary 9.5 Health Care 5.5 Energy 5.0 Communication Services 4.2 Consumer Staples 3.6 Real Estate 0.3 Utilities 0.2 Common Stocks 96.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) United States 14.5 Japan 10.8 China 9.3 United Kingdom 8.6 France 6.5 Canada 6.3 Germany 5.9 Taiwan 4.8 Korea (South) 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Tencent Holdings Ltd 2.5 CRH PLC 1.8 Samsung Electronics Co Ltd 1.8 SAP SE 1.6 Novo Nordisk A/S Series B 1.6 Linde PLC 1.6 ASML Holding NV 1.5 Canadian Pacific Kansas City Ltd 1.5 BAE Systems PLC 1.3 18.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity® Emerging Markets Fund
Trading Symbol	FEMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Fund	$ 98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, a non-benchmark allocation to developed markets - especially the U.S. - and stock picks in Taiwan contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An underweight in materials also boosted the fund's relative performance. Also bolstering our relative result was stock picking in consumer discretionary.
•The fund's non-benchmark stake in Nvidia gained 223% and was the top individual relative contributor. This period we decreased our investment in Nvidia. The stock was among our largest holdings. A second notable relative contributor was our non-benchmark stake in International Games System (+242%). This period we decreased our investment in International Games System. An overweight in Taiwan Semiconductor Manufacturing (+99%) also helped. The stock was the fund's largest holding.
•In contrast, from a geographical standpoint, stock picks in India and South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result were picks and overweights in consumer staples and health care.
•The largest individual relative detractor was an underweight in Alibaba (+23%). The stock was not held at period end. The second-largest relative detractor was an overweight in Kweichow Moutai (-4%). The company was among the fund's largest holdings this period. Another notable relative detractor this period was avoiding Hon Hai Precision Industry, a benchmark component that gained approximately 128%.
•Notable changes in positioning include decreased exposure to India and Saudi Arabia, and a higher allocation to China and Taiwan. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Emerging Markets Fund $10,000 $8,924 $9,644 $12,558 $10,737 $13,411 $16,641 $19,941 $12,398 $14,327 $18,055 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Fund 26.02% 6.13% 6.09% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,930,817,606
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 66,535,420
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,930,817,606
Number of Holdings	86
Total Advisory Fee	$66,535,420
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 17.2 Consumer Discretionary 12.9 Industrials 9.5 Communication Services 9.3 Energy 6.2 Consumer Staples 5.4 Health Care 5.3 Materials 2.0 Utilities 1.7 Real Estate 0.6 Common Stocks 98.3 Bonds 0.3 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) China 24.6 India 18.4 Taiwan 16.2 Brazil 6.6 Korea (South) 6.4 United States 6.3 Indonesia 3.8 Saudi Arabia 3.0 Mexico 2.8 Others 11.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.6 NVIDIA Corp 4.0 Meituan B Shares 3.1 PDD Holdings Inc Class A ADR 3.1 Samsung Electronics Co Ltd 3.0 Bank Central Asia Tbk PT 2.9 HDFC Bank Ltd 2.6 SK Hynix Inc 2.2 JD.com Inc ADR 2.1 43.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Latin America Fund merged into Fidelity® Emerging Markets Fund on September 13, 2024.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class Z
Trading Symbol	FIQEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 105	0.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Canada's materials sector, and stock selection and an underweight in financials, primarily within the banking industry, detracted most from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•The largest individual relative detractor was an overweight in Alimentation Couche-Tard (-3%). The stock was among the fund's largest holdings. Not owning Canadian Imperial Bank of Commerce, a benchmark component that gained 87%, was the second-largest relative detractor. An overweight in Canadian Pacific Kansas City Limited (+9%) - another of the fund's largest holdings - also hurt.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in information technology, primarily within the software & services industry. Stock choices in consumer discretionary and communication services also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding BCE, a benchmark component that returned about -6%. Not owning Cenovus Energy, a benchmark component that returned -13%, was the second-largest relative contributor. An overweight in Brookfield Asset Management (+91%) also helped.
•By sector, meaningful changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,262 $10,361 $9,610 $14,428 $13,467 $13,646 S&P/TSX Composite Index $10,000 $9,178 $10,386 $10,002 $14,930 $12,904 $12,734 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 26.62% 10.77% 9.40% S&P/TSX Composite Index 31.52% 10.03% 8.84% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 942,476,918
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 8,782,874
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$942,476,918
Number of Holdings	63
Total Advisory Fee	$8,782,874
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Energy 17.5 Industrials 13.0 Information Technology 11.1 Materials 11.1 Consumer Staples 8.6 Consumer Discretionary 7.0 Communication Services 2.8 Health Care 0.7 Common Stocks 99.3 Bonds 0.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Canada 94.0 United States 2.7 Brazil 2.6 Chile 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 8.6 Canadian Pacific Kansas City Ltd 5.7 Constellation Software Inc/Canada 5.6 Alimentation Couche-Tard Inc 4.9 Canadian Natural Resources Ltd 4.8 PrairieSky Royalty Ltd 4.0 Franco-Nevada Corp 3.8 Suncor Energy Inc 3.5 Dollarama Inc 3.5 Shopify Inc Class A 3.4 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class M
Trading Symbol	FITGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 161	1.43%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks and an overweight in the United States and security selection in the U.K. contributed to the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, an underweight in consumer staples was the primary contributor. Stock selection in materials also boosted the fund's relative performance. Also helping our relative result was an overweight in industrials, primarily within the capital goods industry.
•The fund's non-benchmark stake in Taiwan Semiconductor gained 99% and was the top individual relative contributor. The stock was among our largest holdings. A second notable relative contributor was an overweight in CRH (+83%). The stock was among the fund's biggest holdings. Another notable relative contributor was our non-benchmark stake in GE Vernova (+100%). This was a position we established this period.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Edenred (-38%). Not owning Schneider Electric, a benchmark component that gained  approximately 71%, was the second-largest relative detractor. Not owning Commonwealth Bank of Australia, a benchmark component that gained roughly 59%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer staples and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,925 $9,570 $11,820 $11,063 $13,377 $14,349 $18,750 $13,465 $14,810 $18,467 MSCI EAFE Growth Index $10,000 $10,428 $10,108 $12,517 $11,783 $13,766 $14,502 $18,876 $13,312 $14,769 $18,234 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 20.32% 5.90% 6.33% Class M (without 3.50% sales charge) 24.69% 6.66% 6.71% MSCI EAFE Growth Index 23.46% 5.78% 6.19% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,046,615,302
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 43,926,728
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,046,615,302
Number of Holdings	73
Total Advisory Fee	$43,926,728
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.9 Information Technology 19.7 Financials 16.0 Materials 10.7 Consumer Discretionary 10.3 Health Care 6.1 Consumer Staples 1.1 Energy 0.7 Communication Services 0.5 Common Stocks 96.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 29.1 United Kingdom 11.7 France 11.2 Japan 9.6 Sweden 7.5 Germany 6.6 Netherlands 6.1 Denmark 5.1 Taiwan 3.3 Others 9.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 5.3 Novo Nordisk A/S Series B 5.1 ASML Holding NV 4.8 Safran SA 4.0 CRH PLC 3.9 Linde PLC 3.8 Atlas Copco AB A Shares 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.3 Recruit Holdings Co Ltd 3.0 LVMH Moet Hennessy Louis Vuitton SE 2.7 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class I
Trading Symbol	FOPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Europe ex U.K. and a non-benchmark allocation to the United States contributed to the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within communication services, where our picks in media & entertainment helped most. Stock selection and an overweight in industrials, primarily within the capital goods industry, and security selection and an underweight in consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lagercrantz gained 116% and was the top individual relative contributor. The stock was the fund's largest holding. The second-largest relative contributor was an overweight in Addtech (+91%). The company was among the fund's largest holdings. A non-benchmark stake in Kongsberg Gruppen gained approximately 158% and notably helped. The stock was one of the fund's biggest holdings this period.
•In contrast, from a regional standpoint, stock selection in the U.K. and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in financials. Also hurting our result was security selection in health care and consumer staples. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Spectris (-11%). The stock was one of our biggest holdings. The second-largest relative detractor was our non-benchmark stake in Richelieu Hardware (-11%). An overweight in SHO-BOND Holdings (-7%) also detracted.
•Notable changes in positioning include a higher allocation to Europe. By sector, meaningful changes in positioning include higher allocations to multi-sector holdings and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,898 $11,068 $13,983 $13,394 $15,127 $16,776 $22,869 $15,185 $15,795 $19,960 MSCI EAFE Small Cap Index $10,000 $10,855 $11,194 $14,295 $13,198 $14,385 $14,210 $19,320 $13,494 $14,394 $17,734 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 26.37% 5.70% 7.16% MSCI EAFE Small Cap Index 23.20% 4.27% 5.90% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,271,531,943
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,572,915
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,271,531,943
Number of Holdings	111
Total Advisory Fee	$10,572,915
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 19.8 Consumer Discretionary 10.2 Communication Services 9.3 Financials 6.5 Health Care 5.1 Materials 4.3 Consumer Staples 3.3 Real Estate 2.4 Energy 1.7 Common Stocks 92.8 International Equity Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Japan 25.1 Sweden 14.6 United Kingdom 14.3 United States 10.5 Germany 7.8 Netherlands 4.9 Canada 3.6 France 2.5 Italy 2.4 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.1 iShares MSCI EAFE Small-Cap ETF 4.8 CTS Eventim AG & Co KGaA 4.1 AddTech AB B Shares 4.1 Azbil Corp 3.2 Morningstar Inc 2.7 Spectris PLC 2.6 Interpump Group SpA 2.4 Aalberts NV 2.2 Howden Joinery Group PLC 2.0 33.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class C
Trading Symbol	FIVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 209	1.88%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in Japan and security selection and an overweight in the United States contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Security selection in materials also boosted the fund's relative performance. Also contributing to our result was an overweight in financials.
•The top individual relative contributor was an overweight in Hitachi (+110%). The company was among the fund's biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+162%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in Rheinmetall (+82%). The stock was among our biggest holdings this period.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Stock picking in financials also hampered the fund's result. Also hurting our result was an overweight in energy.
•The largest individual relative detractor was an overweight in BHP (+5%). The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in GSK (-11%). This was a stake we established this period. A non-benchmark stake in Prudential returned -19% and notably hurt.
•Notable changes in positioning include decreased exposure to France and Australia. By sector, meaningful changes in positioning include lower allocations to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $9,842 $9,289 $10,999 $9,893 $10,242 $8,739 $12,361 $10,135 $11,931 $14,697 MSCI EAFE Value Index $10,000 $9,591 $9,294 $11,477 $10,621 $11,237 $9,189 $12,742 $10,687 $12,659 $15,588 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 21.44% 7.18% 3.93% Class C 22.44% 7.18% 3.93% MSCI EAFE Value Index 23.14% 6.76% 4.54% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,472,284,197
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 8,618,481
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,472,284,197
Number of Holdings	101
Total Advisory Fee	$8,618,481
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 35.1 Industrials 18.0 Materials 13.0 Energy 8.4 Consumer Discretionary 5.0 Health Care 4.7 Information Technology 4.3 Consumer Staples 3.9 Communication Services 3.0 Real Estate 0.9 Utilities 0.6 Common Stocks 96.5 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 22.8 United Kingdom 14.8 United States 13.1 Germany 11.4 France 9.8 Australia 6.1 Italy 5.0 Spain 3.4 Switzerland 3.3 Others 10.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.7 Hitachi Ltd 2.8 Banco Santander SA 2.4 AXA SA 2.3 CRH PLC 2.2 BAE Systems PLC 2.1 BHP Group Ltd 2.1 Rheinmetall AG 2.1 TotalEnergies SE 2.0 Mitsubishi UFJ Financial Group Inc 2.0 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class C
Trading Symbol	FEDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 215	2.02%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in Emerging Asia, primarily in India, and stock picking and an overweight in Latin America, primarily in Brazil, detracted from the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer staples.
•The largest individual relative detractor was our stake in Pharmaron Beijing (-48%). The second-largest relative detractor was Hanon Systems (-52%). The stock was not held at period end. Another notable relative detractor was an overweight in Nanya Technology (-34%).
•In contrast, from a regional standpoint, stock selection in Africa, primarily in South Africa, and stock picks and an underweight in the Middle East, primarily in United Arab Emirates, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks and an underweight in materials and stock selection and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+243%). This period we decreased our investment in the stock, which was nonetheless one of our largest holdings as of October 31. The second-largest relative contributor was a non-benchmark stake in Hindustan Aeronautics (+136%), where we decreased our investment this period. Another notable relative contributor was an overweight in Bharat Electronics (+111%).
•Notable changes in positioning include increased exposure to Taiwan and South Africa. By sector, meaningful changes in positioning include lower allocations to health care and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $8,908 $9,975 $12,272 $9,944 $11,390 $11,613 $15,238 $11,853 $13,698 $15,628 MSCI Emerging Markets SMID Cap Index $10,000 $8,919 $9,391 $11,258 $9,624 $10,629 $10,543 $14,461 $10,969 $12,456 $15,202 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 12.16% 6.21% 4.57% Class C 13.16% 6.21% 4.57% MSCI Emerging Markets SMID Cap Index 22.04% 7.42% 4.28% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,183,237,609
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,611,763
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,183,237,609
Number of Holdings	111
Total Advisory Fee	$10,611,763
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.0 Consumer Discretionary 18.3 Financials 14.5 Information Technology 10.9 Consumer Staples 7.8 Real Estate 7.4 Health Care 4.6 Materials 4.6 Utilities 3.9 Energy 3.3 Communication Services 3.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 21.4 Taiwan 17.6 India 13.3 Brazil 11.7 Korea (South) 6.2 South Africa 5.4 Mexico 4.8 Saudi Arabia 2.3 Hong Kong 2.2 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Impala Platinum Holdings Ltd 1.8 Shriram Finance Ltd 1.4 SITC International Holdings Co Ltd 1.4 Bizlink Holding Inc 1.4 Yageo Corp 1.4 Torrent Pharmaceuticals Ltd 1.3 Mr Price Group Ltd 1.3 International Games System Co Ltd 1.3 Nien Made Enterprise Co Ltd 1.3 Coway Co Ltd 1.3 13.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class Z
Trading Symbol	FIQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•With that said, in March 2024, the Bank of Japan raised short-term interest rates for the first time in 17 years, ending its negative interest rate policy.
•Against this backdrop, stock selection in Japan and a non-benchmark allocation to the United States contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Stock picking in financials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IHI (+196%). The second-largest relative contributor was an overweight in Hitachi (+109%). The stock was among the fund's largest holdings. An overweight in Dexerials (+115%) also helped. We trimmed our stakes in all three stocks.
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Asia Pacific ex Japan modestly detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the semiconductors & semiconductor equipment industry. Security selection in energy also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry.
•The largest individual relative detractor this period was avoiding Recruit Holdings, a benchmark component that gained 120%. The second-largest relative detractor was our non-benchmark stake in JTOWER (-31%). The stock was not held at period end. An overweight in TechnoPro Holdings (-4%) also hurt, and we reduced our exposure to the stock.
•By sector, meaningful changes in positioning include increased exposure to materials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $8,998 $10,091 $11,338 $13,825 $9,806 $10,815 Tokyo Stock Price Index (TOPIX) $10,000 $9,088 $9,856 $9,892 $11,734 $8,912 $10,479 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 23.87% 5.83% 4.92% Tokyo Stock Price Index (TOPIX) 21.72% 5.29% 4.08% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 692,986,086
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 3,522,427
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$692,986,086
Number of Holdings	89
Total Advisory Fee	$3,522,427
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.1 Information Technology 18.9 Consumer Discretionary 14.7 Financials 13.4 Materials 7.8 Health Care 7.1 Communication Services 4.2 Consumer Staples 3.2 Energy 1.9 Utilities 1.9 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Japan 98.4 United States 1.0 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.0 Hitachi Ltd 5.0 Sony Group Corp 3.8 Shin-Etsu Chemical Co Ltd 3.3 Hoya Corp 3.3 ORIX Corp 3.1 Renesas Electronics Corp 2.7 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.4 Denso Corp 2.3 34.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class Z
Trading Symbol	FGEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period October 18, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 2	0.64%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.64%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and picks and an overweight in the U.K. detracted from the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Also hurting our result was stock selection in consumer discretionary and communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Nvidia, a benchmark component that gained about 226%. Not owning Meta Platforms, a benchmark component that gained  89%, was the second-largest relative detractor. An overweight in Dollar Tree (-41%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets and picks in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picks in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Vistra (+290%). The second-largest relative contributor was an overweight in Taiwan Semiconductor (+97%), which was among the largest holdings. Another notable relative contributor was an overweight in Rheinmetall (+82%), also among the biggest holdings.
•Notable changes in positioning include a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Net Assets	$ 257,697,453
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 1,240,182
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$257,697,453
Number of Holdings	153
Total Advisory Fee	$1,240,182
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 13.5 Industrials 12.1 Health Care 11.8 Consumer Discretionary 9.4 Consumer Staples 8.8 Communication Services 6.2 Energy 4.8 Utilities 4.6 Materials 4.3 Real Estate 1.1 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) United States 63.6 United Kingdom 7.4 Japan 5.5 Canada 5.2 Germany 3.8 Taiwan 2.7 France 2.6 China 2.0 Italy 1.2 Others 6.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.4 Microsoft Corp 4.6 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Rheinmetall AG 2.2 NXP Semiconductors NV 2.0 JPMorgan Chase & Co 1.7 Linde PLC 1.5 Eli Lilly & Co 1.4 UnitedHealth Group Inc 1.4 AbbVie Inc 1.4 24.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Global Equity Income Fund merged into Fidelity® Global Equity Income Fund on October 25, 2024.	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Objectives [Text Block]	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class Z
Trading Symbol	FIQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in emerging markets, primarily in India, and picks in the U.K. and Brazil detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection in financials was the largest detractor. However, picks in industrials, health care and consumer discretionary also meaningfully weighed on the fund's relative result.
•The largest individual relative detractor was our non-benchmark stake in Hypera Pharma (-35%). A non-benchmark stake in Mayr-Melnhof Karton returned roughly -24% and was the second-largest relative detractor. An overweight in Stabilus (-36%) also hurt.
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan and China, contributed to the fund's relative result. In Europe ex U.K., investment choices in Germany proved rewarding.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Security selection in information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+238%). This period we decreased our position in International Games System. The company was among our biggest holdings. The second-largest relative contributor was our non-benchmark stake in Rheinmetall (+81%). The company was the fund's biggest holding. Another notable relative contributor was an overweight in Test Research (+131%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan and Taiwan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,194 $9,970 $9,620 $13,466 $10,114 $11,467 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $9,075 $9,885 $9,903 $13,764 $9,958 $10,852 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 19.01% 6.48% 5.24% MSCI ACWI (All Country World Index) ex USA Small Cap Index 23.90% 6.35% 4.99% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,778,290,407
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 43,346,727
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,778,290,407
Number of Holdings	197
Total Advisory Fee	$43,346,727
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.4 Financials 13.2 Consumer Discretionary 11.0 Consumer Staples 10.4 Information Technology 9.4 Materials 8.2 Real Estate 5.9 Health Care 5.4 Communication Services 4.8 Energy 3.7 Utilities 1.5 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Japan 21.9 United Kingdom 15.5 United States 6.8 Canada 4.2 Taiwan 4.0 Australia 3.3 Spain 3.1 China 3.1 Mexico 3.1 Others 35.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 1.3 Premier Foods PLC 1.2 Century Pacific Food Inc 1.1 Logista Integral SA 1.0 North West Co Inc/The 1.0 Ashtead Technology Holdings plc 1.0 Shriram Finance Ltd 0.9 RHI Magnesita NV 0.9 BayCurrent Inc 0.9 Richter Gedeon Nyrt 0.9 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class C
Trading Symbol	FEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 212	1.88%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, a non-benchmark allocation to developed markets - especially the U.S. - and stock picks in Taiwan contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An underweight in materials also boosted the fund's relative performance. Also bolstering our relative result was stock picking in consumer discretionary.
•The fund's non-benchmark stake in Nvidia gained 223% and was the top individual relative contributor. This period we decreased our investment in Nvidia. The stock was among our largest holdings. A second notable relative contributor was our non-benchmark stake in International Games System (+242%). This period we decreased our investment in International Games System. An overweight in Taiwan Semiconductor Manufacturing (+99%) also helped. The stock was the fund's largest holding.
•In contrast, from a geographical standpoint, stock picks in India and South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result were picks and overweights in consumer staples and health care.
•The largest individual relative detractor was an underweight in Alibaba (+23%). The stock was not held at period end. The second-largest relative detractor was an overweight in Kweichow Moutai (-4%). The company was among the fund's largest holdings this period. Another notable relative detractor this period was avoiding Hon Hai Precision Industry, a benchmark component that gained approximately 128%.
•Notable changes in positioning include decreased exposure to India and Saudi Arabia, and a higher allocation to China and Taiwan. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,103 $6,213 $7,102 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 23.73% -3.43% Class C 24.73% -3.43% MSCI Emerging Markets Index 25.33% -2.26% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,930,817,606
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 66,535,420
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,930,817,606
Number of Holdings	86
Total Advisory Fee	$66,535,420
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 17.2 Consumer Discretionary 12.9 Industrials 9.5 Communication Services 9.3 Energy 6.2 Consumer Staples 5.4 Health Care 5.3 Materials 2.0 Utilities 1.7 Real Estate 0.6 Common Stocks 98.3 Bonds 0.3 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) China 24.6 India 18.4 Taiwan 16.2 Brazil 6.6 Korea (South) 6.4 United States 6.3 Indonesia 3.8 Saudi Arabia 3.0 Mexico 2.8 Others 11.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.6 NVIDIA Corp 4.0 Meituan B Shares 3.1 PDD Holdings Inc Class A ADR 3.1 Samsung Electronics Co Ltd 3.0 Bank Central Asia Tbk PT 2.9 HDFC Bank Ltd 2.6 SK Hynix Inc 2.2 JD.com Inc ADR 2.1 43.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Latin America Fund merged into Fidelity® Emerging Markets Fund on September 13, 2024.
The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class I
Trading Symbol	FECMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 99	0.87%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, a non-benchmark allocation to developed markets - especially the U.S. - and stock picks in Taiwan contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An underweight in materials also boosted the fund's relative performance. Also bolstering our relative result was stock picking in consumer discretionary.
•The fund's non-benchmark stake in Nvidia gained 223% and was the top individual relative contributor. This period we decreased our investment in Nvidia. The stock was among our largest holdings. A second notable relative contributor was our non-benchmark stake in International Games System (+242%). This period we decreased our investment in International Games System. An overweight in Taiwan Semiconductor Manufacturing (+99%) also helped. The stock was the fund's largest holding.
•In contrast, from a geographical standpoint, stock picks in India and South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result were picks and overweights in consumer staples and health care.
•The largest individual relative detractor was an underweight in Alibaba (+23%). The stock was not held at period end. The second-largest relative detractor was an overweight in Kweichow Moutai (-4%). The company was among the fund's largest holdings this period. Another notable relative detractor this period was avoiding Hon Hai Precision Industry, a benchmark component that gained approximately 128%.
•Notable changes in positioning include decreased exposure to India and Saudi Arabia, and a higher allocation to China and Taiwan. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,154 $6,315 $7,296 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 26.01% -2.39% MSCI Emerging Markets Index 25.33% -2.26% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,930,817,606
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 66,535,420
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,930,817,606
Number of Holdings	86
Total Advisory Fee	$66,535,420
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 17.2 Consumer Discretionary 12.9 Industrials 9.5 Communication Services 9.3 Energy 6.2 Consumer Staples 5.4 Health Care 5.3 Materials 2.0 Utilities 1.7 Real Estate 0.6 Common Stocks 98.3 Bonds 0.3 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) China 24.6 India 18.4 Taiwan 16.2 Brazil 6.6 Korea (South) 6.4 United States 6.3 Indonesia 3.8 Saudi Arabia 3.0 Mexico 2.8 Others 11.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.6 NVIDIA Corp 4.0 Meituan B Shares 3.1 PDD Holdings Inc Class A ADR 3.1 Samsung Electronics Co Ltd 3.0 Bank Central Asia Tbk PT 2.9 HDFC Bank Ltd 2.6 SK Hynix Inc 2.2 JD.com Inc ADR 2.1 43.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Latin America Fund merged into Fidelity® Emerging Markets Fund on September 13, 2024.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class C
Trading Symbol	FJPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 190	1.70%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•With that said, in March 2024, the Bank of Japan raised short-term interest rates for the first time in 17 years, ending its negative interest rate policy.
•Against this backdrop, stock selection in Japan and a non-benchmark allocation to the United States contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Stock picking in financials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IHI (+196%). The second-largest relative contributor was an overweight in Hitachi (+109%). The stock was among the fund's largest holdings. An overweight in Dexerials (+115%) also helped. We trimmed our stakes in all three stocks.
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Asia Pacific ex Japan modestly detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the semiconductors & semiconductor equipment industry. Security selection in energy also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry.
•The largest individual relative detractor this period was avoiding Recruit Holdings, a benchmark component that gained 120%. The second-largest relative detractor was our non-benchmark stake in JTOWER (-31%). The stock was not held at period end. An overweight in TechnoPro Holdings (-4%) also hurt, and we reduced our exposure to the stock.
•By sector, meaningful changes in positioning include increased exposure to materials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,164 $10,743 $12,884 $12,094 $13,410 $14,897 $17,957 $12,597 $13,832 $17,075 Tokyo Stock Price Index (TOPIX) $10,000 $11,061 $11,611 $13,898 $13,325 $14,450 $14,503 $17,203 $13,066 $15,363 $18,700 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 21.54% 4.64% 5.50% Class C 22.54% 4.64% 5.50% Tokyo Stock Price Index (TOPIX) 21.72% 5.29% 6.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 692,986,086
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 3,522,427
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$692,986,086
Number of Holdings	89
Total Advisory Fee	$3,522,427
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.1 Information Technology 18.9 Consumer Discretionary 14.7 Financials 13.4 Materials 7.8 Health Care 7.1 Communication Services 4.2 Consumer Staples 3.2 Energy 1.9 Utilities 1.9 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Japan 98.4 United States 1.0 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.0 Hitachi Ltd 5.0 Sony Group Corp 3.8 Shin-Etsu Chemical Co Ltd 3.3 Hoya Corp 3.3 ORIX Corp 3.1 Renesas Electronics Corp 2.7 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.4 Denso Corp 2.3 34.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor China Region Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class M
Trading Symbol	FHKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 167	1.44%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•After trailing for most of the period, stocks in the China region got a boost in September from the Chinese government's announcement of aggressive monetary stimulus measures.
•Against this backdrop, picks in Taiwan had, by far, the biggest positive impact on the fund's performance versus the MSCI Golden Dragon (Net MA) Index for the fiscal year.
•By sector, security selection in information technology was the primary contributor, where our stock picks in semiconductors & semiconductor equipment helped most. Stock picks in materials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+101%). The stock was the fund's biggest holding. A non-benchmark stake in Sea gained roughly 118% and was a second notable relative contributor. An overweight in Trip.com (+89%) also contributed. The stock was among our largest holdings.
•In contrast, from a geographical standpoint, an underweight in Taiwan, stock selection in Hong Kong and non-benchmark exposure to South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials, primarily within the insurance industry. Stock selection and an overweight in health care also hampered the fund's result, as did picks in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in NetEase (-25%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Samsung Electronics (-10%). Another notable relative detractor was our stake in Asymchem Laboratories (-54%), which was not held by the fund at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Hong Kong. By sector, meaningful changes in positioning include lower allocations to health care and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,477 $9,429 $12,754 $10,694 $13,357 $18,972 $19,610 $10,713 $13,246 $17,549 MSCI Golden Dragon Index $10,000 $9,667 $10,337 $13,689 $11,813 $13,628 $17,249 $17,905 $10,248 $12,405 $16,411 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 27.85% 4.86% 5.79% Class M (without 3.50% sales charge) 32.49% 5.61% 6.16% MSCI Golden Dragon Index 32.29% 3.79% 5.08% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,209,670,065
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 8,069,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,209,670,065
Number of Holdings	86
Total Advisory Fee	$8,069,000
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Consumer Discretionary 23.9 Communication Services 13.8 Financials 13.1 Industrials 4.2 Health Care 3.3 Materials 3.2 Consumer Staples 2.6 Real Estate 1.0 Energy 0.5 Common Stocks 94.9 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) China 57.8 Taiwan 30.2 Hong Kong 5.0 United States 3.6 Korea (South) 1.3 Singapore 0.9 Macau 0.5 France 0.4 Japan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.8 Tencent Holdings Ltd 10.3 Alibaba Group Holding Ltd 5.5 Meituan B Shares 4.0 PDD Holdings Inc Class A ADR 3.4 China Construction Bank Corp H Shares 3.1 AIA Group Ltd 3.0 Hon Hai Precision Industry Co Ltd 2.4 Zijin Mining Group Co Ltd H Shares 2.1 JD.com Inc A Shares 1.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class C
Trading Symbol	FTCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 223	1.99%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an overweight in the United States and stock picks in Japan contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in materials. An underweight in consumer staples also boosted relative performance. Also bolstering our relative result were picks and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+100%). The company was the fund's largest holding. The second-largest relative contributor was an overweight in CRH (+83%). The stock was among our largest holdings. An overweight in China Life Insurance (+65%) also contributed.
•In contrast, from a regional standpoint, stock picks in Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Also hurting our result was security selection in information technology, primarily within the technology hardware & equipment industry, and consumer staples, primarily within the consumer staples distribution & retail industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Samsung Electronics (-13%). The stock was among our biggest holdings. The second-largest relative detractor was an overweight in Wal Mart De Mexico (-21%). This period we increased our stake in Wal Mart De Mexico. An overweight in Edenred (-38%) also detracted.
•Notable changes in positioning include higher allocations to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $9,827 $9,688 $11,887 $10,732 $12,216 $12,658 $16,709 $12,358 $13,923 $17,440 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 23.28% 7.05% 5.72% Class C 24.28% 7.05% 5.72% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 319,759,338
Holdings Count | shares	305
Advisory Fees Paid, Amount	$ 2,246,403
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$319,759,338
Number of Holdings	305
Total Advisory Fee	$2,246,403
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 20.0 Information Technology 14.0 Materials 10.5 Consumer Discretionary 9.5 Health Care 5.5 Energy 5.0 Communication Services 4.2 Consumer Staples 3.6 Real Estate 0.3 Utilities 0.2 Common Stocks 96.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) United States 14.5 Japan 10.8 China 9.3 United Kingdom 8.6 France 6.5 Canada 6.3 Germany 5.9 Taiwan 4.8 Korea (South) 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Tencent Holdings Ltd 2.5 CRH PLC 1.8 Samsung Electronics Co Ltd 1.8 SAP SE 1.6 Novo Nordisk A/S Series B 1.6 Linde PLC 1.6 ASML Holding NV 1.5 Canadian Pacific Kansas City Ltd 1.5 BAE Systems PLC 1.3 18.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Worldwide Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity® Worldwide Fund
Trading Symbol	FWWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Worldwide Fund	$ 85	0.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, by region, security selection in the United States was the primary contributor to the fund's performance versus the MSCI World Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within consumer discretionary. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+219%). We decreased our position in Nvidia during the period, but the company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Constellation Energy (+138%). This period we increased our investment in the stock. An overweight in Meta Platforms (+89%), which was one of the fund's largest holdings, also helped.
•In contrast, from a regional standpoint, an overweight in emerging markets, and stock selection and an overweight in the U.K., detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picking and an underweight in financials. Also modestly hurting our result were overweights in consumer discretionary, primarily within the consumer durables & apparel industry, and information technology.
•The biggest individual relative detractor was a stake in Jabil (-8%). The stock was not held at period end. The second-largest relative detractor was an overweight in Coinbase Global (-25%). This was a position we established this period. An overweight in Oracle (+8%) also hurt. We notably decreased our stake in Oracle by period end.
•Notable changes in positioning by region include a lower allocation to Japan. By sector, meaningful changes in positioning include decreased exposure to energy and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Worldwide Fund $10,000 $10,301 $10,221 $12,928 $13,475 $15,188 $18,389 $25,398 $18,511 $20,538 $29,474 MSCI World Index $10,000 $10,220 $10,390 $12,813 $13,016 $14,736 $15,446 $21,766 $17,811 $19,758 $26,510 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Worldwide Fund 43.51% 14.18% 11.42% MSCI World Index 34.17% 12.46% 10.24% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,143,670,063
Holdings Count | shares	189
Advisory Fees Paid, Amount	$ 19,608,125
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,143,670,063
Number of Holdings	189
Total Advisory Fee	$19,608,125
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.6 Consumer Discretionary 16.6 Industrials 16.3 Financials 14.4 Communication Services 10.4 Health Care 8.5 Energy 3.1 Utilities 2.4 Real Estate 2.2 Consumer Staples 2.0 Materials 1.9 Common Stocks 99.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 69.1 United Kingdom 4.6 Canada 4.0 Sweden 3.3 Japan 3.3 Italy 1.8 Australia 1.6 Denmark 1.5 Belgium 1.3 Others 9.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 5.6 Meta Platforms Inc Class A 4.7 Microsoft Corp 4.1 Apple Inc 3.8 Modine Manufacturing Co 3.1 Eli Lilly & Co 3.1 Amazon.com Inc 2.7 Fiserv Inc 2.5 Alphabet Inc Class A 2.4 Deckers Outdoor Corp 2.4 34.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor China Region Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class C
Trading Symbol	FCHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 225	1.94%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•After trailing for most of the period, stocks in the China region got a boost in September from the Chinese government's announcement of aggressive monetary stimulus measures.
•Against this backdrop, picks in Taiwan had, by far, the biggest positive impact on the fund's performance versus the MSCI Golden Dragon (Net MA) Index for the fiscal year.
•By sector, security selection in information technology was the primary contributor, where our stock picks in semiconductors & semiconductor equipment helped most. Stock picks in materials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+101%). The stock was the fund's biggest holding. A non-benchmark stake in Sea gained roughly 118% and was a second notable relative contributor. An overweight in Trip.com (+89%) also contributed. The stock was among our largest holdings.
•In contrast, from a geographical standpoint, an underweight in Taiwan, stock selection in Hong Kong and non-benchmark exposure to South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in financials, primarily within the insurance industry. Stock selection and an overweight in health care also hampered the fund's result, as did picks in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in NetEase (-25%). The company was among our largest holdings this period. The second-largest relative detractor was our non-benchmark stake in Samsung Electronics (-10%). Another notable relative detractor was our stake in Asymchem Laboratories (-54%), which was not held by the fund at period end.
•Notable changes in positioning include increased exposure to Taiwan and a lower allocation to Hong Kong. By sector, meaningful changes in positioning include lower allocations to health care and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $9,779 $9,693 $13,057 $10,904 $13,565 $19,189 $19,743 $10,740 $13,316 $17,682 MSCI Golden Dragon Index $10,000 $9,667 $10,337 $13,689 $11,813 $13,628 $17,249 $17,905 $10,248 $12,405 $16,411 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 30.82% 5.13% 5.86% Class C 31.82% 5.13% 5.86% MSCI Golden Dragon Index 32.29% 3.79% 5.08% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,209,670,065
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 8,069,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,209,670,065
Number of Holdings	86
Total Advisory Fee	$8,069,000
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Consumer Discretionary 23.9 Communication Services 13.8 Financials 13.1 Industrials 4.2 Health Care 3.3 Materials 3.2 Consumer Staples 2.6 Real Estate 1.0 Energy 0.5 Common Stocks 94.9 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) China 57.8 Taiwan 30.2 Hong Kong 5.0 United States 3.6 Korea (South) 1.3 Singapore 0.9 Macau 0.5 France 0.4 Japan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 22.8 Tencent Holdings Ltd 10.3 Alibaba Group Holding Ltd 5.5 Meituan B Shares 4.0 PDD Holdings Inc Class A ADR 3.4 China Construction Bank Corp H Shares 3.1 AIA Group Ltd 3.0 Hon Hai Precision Industry Co Ltd 2.4 Zijin Mining Group Co Ltd H Shares 2.1 JD.com Inc A Shares 1.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class M
Trading Symbol	FTADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 129	1.12%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, picks in Europe ex U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance, as did stock picking in consumer discretionary.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+121%). This period we decreased our investment in Nvidia. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor (+96%). The company was one of our largest holdings. Another notable relative contributor was an overweight in Hitachi (+109%), the fund's biggest holding at period end.
•In contrast, from a regional standpoint, a non-benchmark allocation to Canada and an underweight in Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Security selection in financials also hampered the fund's result. Also hurting our result were stock picks and an underweight in communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in PDD returned -47% and was the largest individual relative detractor. This was a position we established this period. A second notable relative detractor was an overweight in L'Oréal (-9%), which was among the fund's biggest holdings this period. A non-benchmark stake in One97 Communications returned about -29% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Germany and a lower allocation to India. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,926 $9,423 $11,831 $10,611 $11,844 $12,765 $16,917 $11,714 $12,464 $16,054 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 24.30% 5.52% 4.85% Class M (without 3.50% sales charge) 28.81% 6.27% 5.22% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,841,033,775
Holdings Count | shares	142
Advisory Fees Paid, Amount	$ 45,667,963
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,841,033,775
Number of Holdings	142
Total Advisory Fee	$45,667,963
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.3 Industrials 22.0 Consumer Discretionary 14.1 Information Technology 11.8 Health Care 9.8 Materials 5.4 Consumer Staples 4.1 Communication Services 3.3 Energy 3.1 Real Estate 1.0 Common Stocks 96.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 17.6 United Kingdom 15.3 France 9.1 United States 8.5 Germany 7.0 Netherlands 6.0 Italy 5.0 Canada 4.6 Sweden 3.6 Others 23.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 3.1 UniCredit SpA 2.7 Novo Nordisk A/S Series B 2.7 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Constellation Software Inc/Canada 2.0 Unilever PLC 2.0 Compass Group PLC 1.7 UCB SA 1.7 ITOCHU Corp 1.6 21.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Japan Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class I
Trading Symbol	FJPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•With that said, in March 2024, the Bank of Japan raised short-term interest rates for the first time in 17 years, ending its negative interest rate policy.
•Against this backdrop, stock selection in Japan and a non-benchmark allocation to the United States contributed to the fund's performance versus the TOPIX Total Return Index for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials, where our stock picks in capital goods helped most. Stock picking in financials and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in IHI (+196%). The second-largest relative contributor was an overweight in Hitachi (+109%). The stock was among the fund's largest holdings. An overweight in Dexerials (+115%) also helped. We trimmed our stakes in all three stocks.
•In contrast, from a regional standpoint, non-benchmark allocations to emerging markets and Asia Pacific ex Japan modestly detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the semiconductors & semiconductor equipment industry. Security selection in energy also hampered the fund's result. Also hurting our result was an underweight in industrials, primarily within the capital goods industry.
•The largest individual relative detractor this period was avoiding Recruit Holdings, a benchmark component that gained 120%. The second-largest relative detractor was our non-benchmark stake in JTOWER (-31%). The stock was not held at period end. An overweight in TechnoPro Holdings (-4%) also hurt, and we reduced our exposure to the stock.
•By sector, meaningful changes in positioning include increased exposure to materials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,272 $10,968 $13,295 $12,607 $14,135 $15,859 $19,317 $13,686 $15,070 $18,646 Tokyo Stock Price Index (TOPIX) $10,000 $11,061 $11,611 $13,898 $13,325 $14,450 $14,503 $17,203 $13,066 $15,363 $18,700 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 23.73% 5.70% 6.43% Tokyo Stock Price Index (TOPIX) 21.72% 5.29% 6.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 692,986,086
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 3,522,427
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$692,986,086
Number of Holdings	89
Total Advisory Fee	$3,522,427
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.1 Information Technology 18.9 Consumer Discretionary 14.7 Financials 13.4 Materials 7.8 Health Care 7.1 Communication Services 4.2 Consumer Staples 3.2 Energy 1.9 Utilities 1.9 Real Estate 1.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Japan 98.4 United States 1.0 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.0 Hitachi Ltd 5.0 Sony Group Corp 3.8 Shin-Etsu Chemical Co Ltd 3.3 Hoya Corp 3.3 ORIX Corp 3.1 Renesas Electronics Corp 2.7 Fujitsu Ltd 2.6 FUJIFILM Holdings Corp 2.4 Denso Corp 2.3 34.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class A
Trading Symbol	FEDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 128	1.13%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, a non-benchmark allocation to developed markets - especially the U.S. - and stock picks in Taiwan contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An underweight in materials also boosted the fund's relative performance. Also bolstering our relative result was stock picking in consumer discretionary.
•The fund's non-benchmark stake in Nvidia gained 223% and was the top individual relative contributor. This period we decreased our investment in Nvidia. The stock was among our largest holdings. A second notable relative contributor was our non-benchmark stake in International Games System (+242%). This period we decreased our investment in International Games System. An overweight in Taiwan Semiconductor Manufacturing (+99%) also helped. The stock was the fund's largest holding.
•In contrast, from a geographical standpoint, stock picks in India and South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result were picks and overweights in consumer staples and health care.
•The largest individual relative detractor was an underweight in Alibaba (+23%). The stock was not held at period end. The second-largest relative detractor was an overweight in Kweichow Moutai (-4%). The company was among the fund's largest holdings this period. Another notable relative detractor this period was avoiding Hon Hai Precision Industry, a benchmark component that gained approximately 128%.
•Notable changes in positioning include decreased exposure to India and Saudi Arabia, and a higher allocation to China and Taiwan. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,556 $5,924 $6,824 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 18.46% -4.32% Class A (without 5.75% sales charge) 25.69% -2.68% MSCI Emerging Markets Index 25.33% -2.26% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,930,817,606
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 66,535,420
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,930,817,606
Number of Holdings	86
Total Advisory Fee	$66,535,420
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 17.2 Consumer Discretionary 12.9 Industrials 9.5 Communication Services 9.3 Energy 6.2 Consumer Staples 5.4 Health Care 5.3 Materials 2.0 Utilities 1.7 Real Estate 0.6 Common Stocks 98.3 Bonds 0.3 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) China 24.6 India 18.4 Taiwan 16.2 Brazil 6.6 Korea (South) 6.4 United States 6.3 Indonesia 3.8 Saudi Arabia 3.0 Mexico 2.8 Others 11.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.6 NVIDIA Corp 4.0 Meituan B Shares 3.1 PDD Holdings Inc Class A ADR 3.1 Samsung Electronics Co Ltd 3.0 Bank Central Asia Tbk PT 2.9 HDFC Bank Ltd 2.6 SK Hynix Inc 2.2 JD.com Inc ADR 2.1 43.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Latin America Fund merged into Fidelity® Emerging Markets Fund on September 13, 2024.
The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class A
Trading Symbol	FWAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 120	0.99%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, by region, security selection in the United States was the primary contributor to the fund's performance versus the MSCI World Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within consumer discretionary. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+219%). We decreased our position in Nvidia during the period, but the company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Constellation Energy (+138%). This period we increased our investment in the stock. An overweight in Meta Platforms (+89%), which was one of the fund's largest holdings, also helped.
•In contrast, from a regional standpoint, an overweight in emerging markets, and stock selection and an overweight in the U.K., detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picking and an underweight in financials. Also modestly hurting our result were overweights in consumer discretionary, primarily within the consumer durables & apparel industry, and information technology.
•The biggest individual relative detractor was a stake in Jabil (-8%). The stock was not held at period end. The second-largest relative detractor was an overweight in Coinbase Global (-25%). This was a position we established this period. An overweight in Oracle (+8%) also hurt. We notably decreased our stake in Oracle by period end.
•Notable changes in positioning by region include a lower allocation to Japan. By sector, meaningful changes in positioning include decreased exposure to energy and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,682 $9,577 $12,072 $12,550 $14,100 $17,022 $23,442 $17,041 $18,851 $26,974 MSCI World Index $10,000 $10,220 $10,390 $12,813 $13,016 $14,736 $15,446 $21,766 $17,811 $19,758 $26,510 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 34.86% 12.51% 10.43% Class A (without 5.75% sales charge) 43.09% 13.85% 11.09% MSCI World Index 34.17% 12.46% 10.24% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,143,670,063
Holdings Count | shares	189
Advisory Fees Paid, Amount	$ 19,608,125
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,143,670,063
Number of Holdings	189
Total Advisory Fee	$19,608,125
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.6 Consumer Discretionary 16.6 Industrials 16.3 Financials 14.4 Communication Services 10.4 Health Care 8.5 Energy 3.1 Utilities 2.4 Real Estate 2.2 Consumer Staples 2.0 Materials 1.9 Common Stocks 99.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 69.1 United Kingdom 4.6 Canada 4.0 Sweden 3.3 Japan 3.3 Italy 1.8 Australia 1.6 Denmark 1.5 Belgium 1.3 Others 9.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 5.6 Meta Platforms Inc Class A 4.7 Microsoft Corp 4.1 Apple Inc 3.8 Modine Manufacturing Co 3.1 Eli Lilly & Co 3.1 Amazon.com Inc 2.7 Fiserv Inc 2.5 Alphabet Inc Class A 2.4 Deckers Outdoor Corp 2.4 34.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Total International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity® Total International Equity Fund
Trading Symbol	FTIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Equity Fund	$ 112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an overweight in the United States and stock picks in Japan contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in materials. An underweight in consumer staples also boosted relative performance. Also bolstering our relative result were picks and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Taiwan Semiconductor (+100%). The company was the fund's largest holding. The second-largest relative contributor was an overweight in CRH (+83%). The stock was among our largest holdings. An overweight in China Life Insurance (+65%) also contributed.
•In contrast, from a regional standpoint, stock picks in Canada and the United States detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in financials. Also hurting our result was security selection in information technology, primarily within the technology hardware & equipment industry, and consumer staples, primarily within the consumer staples distribution & retail industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Samsung Electronics (-13%). The stock was among our biggest holdings. The second-largest relative detractor was an overweight in Wal Mart De Mexico (-21%). This period we increased our stake in Wal Mart De Mexico. An overweight in Edenred (-38%) also detracted.
•Notable changes in positioning include higher allocations to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Total International Equity Fund $10,000 $9,949 $9,917 $12,283 $11,197 $12,873 $13,473 $17,968 $13,430 $15,150 $19,041 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Total International Equity Fund 25.68% 8.14% 6.65% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 319,759,338
Holdings Count | shares	305
Advisory Fees Paid, Amount	$ 2,246,403
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$319,759,338
Number of Holdings	305
Total Advisory Fee	$2,246,403
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 20.0 Information Technology 14.0 Materials 10.5 Consumer Discretionary 9.5 Health Care 5.5 Energy 5.0 Communication Services 4.2 Consumer Staples 3.6 Real Estate 0.3 Utilities 0.2 Common Stocks 96.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) United States 14.5 Japan 10.8 China 9.3 United Kingdom 8.6 France 6.5 Canada 6.3 Germany 5.9 Taiwan 4.8 Korea (South) 3.9 Others 29.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.4 Tencent Holdings Ltd 2.5 CRH PLC 1.8 Samsung Electronics Co Ltd 1.8 SAP SE 1.6 Novo Nordisk A/S Series B 1.6 Linde PLC 1.6 ASML Holding NV 1.5 Canadian Pacific Kansas City Ltd 1.5 BAE Systems PLC 1.3 18.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The class reduced its contractual expense cap during the reporting period.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class C
Trading Symbol	FGEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period October 18, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 7	1.80%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	1.80%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and picks and an overweight in the U.K. detracted from the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Also hurting our result was stock selection in consumer discretionary and communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Nvidia, a benchmark component that gained about 226%. Not owning Meta Platforms, a benchmark component that gained  89%, was the second-largest relative detractor. An overweight in Dollar Tree (-41%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets and picks in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picks in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Vistra (+290%). The second-largest relative contributor was an overweight in Taiwan Semiconductor (+97%), which was among the largest holdings. Another notable relative contributor was an overweight in Rheinmetall (+82%), also among the biggest holdings.
•Notable changes in positioning include a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Net Assets	$ 257,697,453
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 1,240,182
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$257,697,453
Number of Holdings	153
Total Advisory Fee	$1,240,182
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 13.5 Industrials 12.1 Health Care 11.8 Consumer Discretionary 9.4 Consumer Staples 8.8 Communication Services 6.2 Energy 4.8 Utilities 4.6 Materials 4.3 Real Estate 1.1 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) United States 63.6 United Kingdom 7.4 Japan 5.5 Canada 5.2 Germany 3.8 Taiwan 2.7 France 2.6 China 2.0 Italy 1.2 Others 6.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.4 Microsoft Corp 4.6 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Rheinmetall AG 2.2 NXP Semiconductors NV 2.0 JPMorgan Chase & Co 1.7 Linde PLC 1.5 Eli Lilly & Co 1.4 UnitedHealth Group Inc 1.4 AbbVie Inc 1.4 24.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Global Equity Income Fund merged into Fidelity® Global Equity Income Fund on October 25, 2024.	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Objectives [Text Block]	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class I
Trading Symbol	FICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Canada's materials sector, and stock selection and an underweight in financials, primarily within the banking industry, detracted most from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•The largest individual relative detractor was an overweight in Alimentation Couche-Tard (-3%). The stock was among the fund's largest holdings. Not owning Canadian Imperial Bank of Commerce, a benchmark component that gained 87%, was the second-largest relative detractor. An overweight in Canadian Pacific Kansas City Limited (+9%) - another of the fund's largest holdings - also hurt.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in information technology, primarily within the software & services industry. Stock choices in consumer discretionary and communication services also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding BCE, a benchmark component that returned about -6%. Not owning Cenovus Energy, a benchmark component that returned -13%, was the second-largest relative contributor. An overweight in Brookfield Asset Management (+91%) also helped.
•By sector, meaningful changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $8,595 $9,268 $10,600 $9,979 $11,151 $10,331 $15,499 $14,454 $14,627 $18,501 S&P/TSX Composite Index $10,000 $8,219 $9,044 $10,482 $9,938 $11,246 $10,831 $16,167 $13,973 $13,788 $18,134 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 26.49% 10.66% 6.35% S&P/TSX Composite Index 31.52% 10.03% 6.13% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 942,476,918
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 8,782,874
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$942,476,918
Number of Holdings	63
Total Advisory Fee	$8,782,874
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Energy 17.5 Industrials 13.0 Information Technology 11.1 Materials 11.1 Consumer Staples 8.6 Consumer Discretionary 7.0 Communication Services 2.8 Health Care 0.7 Common Stocks 99.3 Bonds 0.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Canada 94.0 United States 2.7 Brazil 2.6 Chile 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 8.6 Canadian Pacific Kansas City Ltd 5.7 Constellation Software Inc/Canada 5.6 Alimentation Couche-Tard Inc 4.9 Canadian Natural Resources Ltd 4.8 PrairieSky Royalty Ltd 4.0 Franco-Nevada Corp 3.8 Suncor Energy Inc 3.5 Dollarama Inc 3.5 Shopify Inc Class A 3.4 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class M
Trading Symbol	FEQMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 156	1.39%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, a non-benchmark allocation to developed markets - especially the U.S. - and stock picks in Taiwan contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry. An underweight in materials also boosted the fund's relative performance. Also bolstering our relative result was stock picking in consumer discretionary.
•The fund's non-benchmark stake in Nvidia gained 223% and was the top individual relative contributor. This period we decreased our investment in Nvidia. The stock was among our largest holdings. A second notable relative contributor was our non-benchmark stake in International Games System (+242%). This period we decreased our investment in International Games System. An overweight in Taiwan Semiconductor Manufacturing (+99%) also helped. The stock was the fund's largest holding.
•In contrast, from a geographical standpoint, stock picks in India and South Korea detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result were picks and overweights in consumer staples and health care.
•The largest individual relative detractor was an underweight in Alibaba (+23%). The stock was not held at period end. The second-largest relative detractor was an overweight in Kweichow Moutai (-4%). The company was among the fund's largest holdings this period. Another notable relative detractor this period was avoiding Hon Hai Precision Industry, a benchmark component that gained approximately 128%.
•Notable changes in positioning include decreased exposure to India and Saudi Arabia, and a higher allocation to China and Taiwan. By sector, meaningful changes in positioning include decreased exposure to materials and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2021 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,772 $6,039 $6,938 MSCI Emerging Markets Index $10,000 $9,639 $6,649 $7,370 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 20.99% -3.93% Class M (without 3.50% sales charge) 25.37% -2.94% MSCI Emerging Markets Index 25.33% -2.26% A From May 11, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,930,817,606
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 66,535,420
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,930,817,606
Number of Holdings	86
Total Advisory Fee	$66,535,420
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 17.2 Consumer Discretionary 12.9 Industrials 9.5 Communication Services 9.3 Energy 6.2 Consumer Staples 5.4 Health Care 5.3 Materials 2.0 Utilities 1.7 Real Estate 0.6 Common Stocks 98.3 Bonds 0.3 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) China 24.6 India 18.4 Taiwan 16.2 Brazil 6.6 Korea (South) 6.4 United States 6.3 Indonesia 3.8 Saudi Arabia 3.0 Mexico 2.8 Others 11.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.5 Tencent Holdings Ltd 6.6 NVIDIA Corp 4.0 Meituan B Shares 3.1 PDD Holdings Inc Class A ADR 3.1 Samsung Electronics Co Ltd 3.0 Bank Central Asia Tbk PT 2.9 HDFC Bank Ltd 2.6 SK Hynix Inc 2.2 JD.com Inc ADR 2.1 43.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Latin America Fund merged into Fidelity® Emerging Markets Fund on September 13, 2024.
The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class A
Trading Symbol	FIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 144	1.32%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in emerging markets, primarily in India, and picks in the U.K. and Brazil detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection in financials was the largest detractor. However, picks in industrials, health care and consumer discretionary also meaningfully weighed on the fund's relative result.
•The largest individual relative detractor was our non-benchmark stake in Hypera Pharma (-35%). A non-benchmark stake in Mayr-Melnhof Karton returned roughly -24% and was the second-largest relative detractor. An overweight in Stabilus (-36%) also hurt.
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan and China, contributed to the fund's relative result. In Europe ex U.K., investment choices in Germany proved rewarding.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Security selection in information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+238%). This period we decreased our position in International Games System. The company was among our biggest holdings. The second-largest relative contributor was our non-benchmark stake in Rheinmetall (+81%). The company was the fund's biggest holding. Another notable relative contributor was an overweight in Test Research (+131%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan and Taiwan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,010 $10,922 $13,743 $12,530 $13,532 $13,003 $18,130 $13,562 $15,308 $18,153 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,162 $10,602 $13,236 $11,963 $13,030 $13,055 $18,144 $13,127 $14,305 $17,725 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 11.77% 4.80% 6.14% Class A (without 5.75% sales charge) 18.59% 6.05% 6.77% MSCI ACWI (All Country World Index) ex USA Small Cap Index 23.90% 6.35% 5.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,778,290,407
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 43,346,727
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,778,290,407
Number of Holdings	197
Total Advisory Fee	$43,346,727
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.4 Financials 13.2 Consumer Discretionary 11.0 Consumer Staples 10.4 Information Technology 9.4 Materials 8.2 Real Estate 5.9 Health Care 5.4 Communication Services 4.8 Energy 3.7 Utilities 1.5 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Japan 21.9 United Kingdom 15.5 United States 6.8 Canada 4.2 Taiwan 4.0 Australia 3.3 Spain 3.1 China 3.1 Mexico 3.1 Others 35.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 1.3 Premier Foods PLC 1.2 Century Pacific Food Inc 1.1 Logista Integral SA 1.0 North West Co Inc/The 1.0 Ashtead Technology Holdings plc 1.0 Shriram Finance Ltd 0.9 RHI Magnesita NV 0.9 BayCurrent Inc 0.9 Richter Gedeon Nyrt 0.9 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class I
Trading Symbol	FWIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 88	0.72%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, by region, security selection in the United States was the primary contributor to the fund's performance versus the MSCI World Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within consumer discretionary. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+219%). We decreased our position in Nvidia during the period, but the company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Constellation Energy (+138%). This period we increased our investment in the stock. An overweight in Meta Platforms (+89%), which was one of the fund's largest holdings, also helped.
•In contrast, from a regional standpoint, an overweight in emerging markets, and stock selection and an overweight in the U.K., detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picking and an underweight in financials. Also modestly hurting our result were overweights in consumer discretionary, primarily within the consumer durables & apparel industry, and information technology.
•The biggest individual relative detractor was a stake in Jabil (-8%). The stock was not held at period end. The second-largest relative detractor was an overweight in Coinbase Global (-25%). This was a position we established this period. An overweight in Oracle (+8%) also hurt. We notably decreased our stake in Oracle by period end.
•Notable changes in positioning by region include a lower allocation to Japan. By sector, meaningful changes in positioning include decreased exposure to energy and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,300 $10,212 $12,913 $13,458 $15,166 $18,363 $25,352 $18,474 $20,501 $29,409 MSCI World Index $10,000 $10,220 $10,390 $12,813 $13,016 $14,736 $15,446 $21,766 $17,811 $19,758 $26,510 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 43.45% 14.16% 11.39% MSCI World Index 34.17% 12.46% 10.24% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,143,670,063
Holdings Count | shares	189
Advisory Fees Paid, Amount	$ 19,608,125
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,143,670,063
Number of Holdings	189
Total Advisory Fee	$19,608,125
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.6 Consumer Discretionary 16.6 Industrials 16.3 Financials 14.4 Communication Services 10.4 Health Care 8.5 Energy 3.1 Utilities 2.4 Real Estate 2.2 Consumer Staples 2.0 Materials 1.9 Common Stocks 99.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 69.1 United Kingdom 4.6 Canada 4.0 Sweden 3.3 Japan 3.3 Italy 1.8 Australia 1.6 Denmark 1.5 Belgium 1.3 Others 9.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 5.6 Meta Platforms Inc Class A 4.7 Microsoft Corp 4.1 Apple Inc 3.8 Modine Manufacturing Co 3.1 Eli Lilly & Co 3.1 Amazon.com Inc 2.7 Fiserv Inc 2.5 Alphabet Inc Class A 2.4 Deckers Outdoor Corp 2.4 34.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity® International Discovery Fund
Trading Symbol	FIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery Fund	$ 66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, picks in Europe ex U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance, as did stock picking in consumer discretionary.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+121%). This period we decreased our investment in Nvidia. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor (+96%). The company was one of our largest holdings. Another notable relative contributor was an overweight in Hitachi (+109%), the fund's biggest holding at period end.
•In contrast, from a regional standpoint, a non-benchmark allocation to Canada and an underweight in Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Security selection in financials also hampered the fund's result. Also hurting our result were stock picks and an underweight in communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in PDD returned -47% and was the largest individual relative detractor. This was a position we established this period. A second notable relative detractor was an overweight in L'Oréal (-9%), which was among the fund's biggest holdings this period. A non-benchmark stake in One97 Communications returned about -29% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Germany and a lower allocation to India. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® International Discovery Fund $10,000 $10,347 $9,878 $12,480 $11,256 $12,641 $13,702 $18,264 $12,719 $13,615 $17,633 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Discovery Fund 29.52% 6.88% 5.84% MSCI EAFE Index 23.25% 6.46% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,841,033,775
Holdings Count | shares	142
Advisory Fees Paid, Amount	$ 45,667,963
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,841,033,775
Number of Holdings	142
Total Advisory Fee	$45,667,963
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.3 Industrials 22.0 Consumer Discretionary 14.1 Information Technology 11.8 Health Care 9.8 Materials 5.4 Consumer Staples 4.1 Communication Services 3.3 Energy 3.1 Real Estate 1.0 Common Stocks 96.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 17.6 United Kingdom 15.3 France 9.1 United States 8.5 Germany 7.0 Netherlands 6.0 Italy 5.0 Canada 4.6 Sweden 3.6 Others 23.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 3.1 UniCredit SpA 2.7 Novo Nordisk A/S Series B 2.7 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Constellation Software Inc/Canada 2.0 Unilever PLC 2.0 Compass Group PLC 1.7 UCB SA 1.7 ITOCHU Corp 1.6 21.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Equity Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class I
Trading Symbol	FGEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period October 18, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 3	0.80%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.80%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and picks and an overweight in the U.K. detracted from the fund's performance versus the MSCI All Country World Index (Net MA) for the fiscal year.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Also hurting our result was stock selection in consumer discretionary and communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor this period was avoiding Nvidia, a benchmark component that gained about 226%. Not owning Meta Platforms, a benchmark component that gained  89%, was the second-largest relative detractor. An overweight in Dollar Tree (-41%) also hurt.
•In contrast, from a regional standpoint, an underweight in emerging markets and picks in Europe ex U.K., primarily in Germany, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Stock picks in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Vistra (+290%). The second-largest relative contributor was an overweight in Taiwan Semiconductor (+97%), which was among the largest holdings. Another notable relative contributor was an overweight in Rheinmetall (+82%), also among the biggest holdings.
•Notable changes in positioning include a lower allocation to France. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Net Assets	$ 257,697,453
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 1,240,182
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$257,697,453
Number of Holdings	153
Total Advisory Fee	$1,240,182
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.5 Financials 13.5 Industrials 12.1 Health Care 11.8 Consumer Discretionary 9.4 Consumer Staples 8.8 Communication Services 6.2 Energy 4.8 Utilities 4.6 Materials 4.3 Real Estate 1.1 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) United States 63.6 United Kingdom 7.4 Japan 5.5 Canada 5.2 Germany 3.8 Taiwan 2.7 France 2.6 China 2.0 Italy 1.2 Others 6.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.4 Microsoft Corp 4.6 Taiwan Semiconductor Manufacturing Co Ltd 2.7 Rheinmetall AG 2.2 NXP Semiconductors NV 2.0 JPMorgan Chase & Co 1.7 Linde PLC 1.5 Eli Lilly & Co 1.4 UnitedHealth Group Inc 1.4 AbbVie Inc 1.4 24.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Global Equity Income Fund merged into Fidelity® Global Equity Income Fund on October 25, 2024.	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Objectives [Text Block]	The fund changed its investment objective from non-fundamental to fundamental effective July 26, 2024.
Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class A
Trading Symbol	FIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 133	1.18%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks and an overweight in the United States and security selection in the U.K. contributed to the fund's performance versus the MSCI EAFE Growth Index (Net MA) for the fiscal year.
•By sector, an underweight in consumer staples was the primary contributor. Stock selection in materials also boosted the fund's relative performance. Also helping our relative result was an overweight in industrials, primarily within the capital goods industry.
•The fund's non-benchmark stake in Taiwan Semiconductor gained 99% and was the top individual relative contributor. The stock was among our largest holdings. A second notable relative contributor was an overweight in CRH (+83%). The stock was among the fund's biggest holdings. Another notable relative contributor was our non-benchmark stake in GE Vernova (+100%). This was a position we established this period.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Edenred (-38%). Not owning Schneider Electric, a benchmark component that gained  approximately 71%, was the second-largest relative detractor. Not owning Commonwealth Bank of Australia, a benchmark component that gained roughly 59%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to Germany and the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to consumer staples and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,727 $9,413 $11,654 $10,940 $13,265 $14,280 $18,708 $13,470 $14,853 $18,577 MSCI EAFE Growth Index $10,000 $10,428 $10,108 $12,517 $11,783 $13,766 $14,502 $18,876 $13,312 $14,769 $18,234 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 17.89% 5.71% 6.39% Class A (without 5.75% sales charge) 25.08% 6.97% 7.02% MSCI EAFE Growth Index 23.46% 5.78% 6.19% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,046,615,302
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 43,926,728
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,046,615,302
Number of Holdings	73
Total Advisory Fee	$43,926,728
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 31.9 Information Technology 19.7 Financials 16.0 Materials 10.7 Consumer Discretionary 10.3 Health Care 6.1 Consumer Staples 1.1 Energy 0.7 Communication Services 0.5 Common Stocks 96.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) United States 29.1 United Kingdom 11.7 France 11.2 Japan 9.6 Sweden 7.5 Germany 6.6 Netherlands 6.1 Denmark 5.1 Taiwan 3.3 Others 9.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 5.3 Novo Nordisk A/S Series B 5.1 ASML Holding NV 4.8 Safran SA 4.0 CRH PLC 3.9 Linde PLC 3.8 Atlas Copco AB A Shares 3.4 Taiwan Semiconductor Manufacturing Co Ltd 3.3 Recruit Holdings Co Ltd 3.0 LVMH Moet Hennessy Louis Vuitton SE 2.7 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class Z
Trading Symbol	FIQKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in Japan and security selection and an overweight in the United States contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Security selection in materials also boosted the fund's relative performance. Also contributing to our result was an overweight in financials.
•The top individual relative contributor was an overweight in Hitachi (+110%). The company was among the fund's biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+162%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in Rheinmetall (+82%). The stock was among our biggest holdings this period.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Stock picking in financials also hampered the fund's result. Also hurting our result was an overweight in energy.
•The largest individual relative detractor was an overweight in BHP (+5%). The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in GSK (-11%). This was a stake we established this period. A non-benchmark stake in Prudential returned -19% and notably hurt.
•Notable changes in positioning include decreased exposure to France and Australia. By sector, meaningful changes in positioning include lower allocations to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,240 $9,687 $8,372 $12,001 $9,945 $11,755 MSCI EAFE Value Index $10,000 $9,397 $9,942 $8,130 $11,273 $9,455 $11,200 MSCI EAFE Index $10,000 $9,263 $10,310 $9,621 $12,935 $9,980 $11,442 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 23.71% 8.47% 6.35% MSCI EAFE Value Index 23.14% 6.76% 5.42% MSCI EAFE Index 23.25% 6.46% 5.81% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,472,284,197
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 8,618,481
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,472,284,197
Number of Holdings	101
Total Advisory Fee	$8,618,481
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 35.1 Industrials 18.0 Materials 13.0 Energy 8.4 Consumer Discretionary 5.0 Health Care 4.7 Information Technology 4.3 Consumer Staples 3.9 Communication Services 3.0 Real Estate 0.9 Utilities 0.6 Common Stocks 96.5 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 22.8 United Kingdom 14.8 United States 13.1 Germany 11.4 France 9.8 Australia 6.1 Italy 5.0 Spain 3.4 Switzerland 3.3 Others 10.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.7 Hitachi Ltd 2.8 Banco Santander SA 2.4 AXA SA 2.3 CRH PLC 2.2 BAE Systems PLC 2.1 BHP Group Ltd 2.1 Rheinmetall AG 2.1 TotalEnergies SE 2.0 Mitsubishi UFJ Financial Group Inc 2.0 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class I
Trading Symbol	FIADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, picks in Europe ex U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Stock picking and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance, as did stock picking in consumer discretionary.
•The top individual relative contributor was our non-benchmark stake in Nvidia (+121%). This period we decreased our investment in Nvidia. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor (+96%). The company was one of our largest holdings. Another notable relative contributor was an overweight in Hitachi (+109%), the fund's biggest holding at period end.
•In contrast, from a regional standpoint, a non-benchmark allocation to Canada and an underweight in Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Security selection in financials also hampered the fund's result. Also hurting our result were stock picks and an underweight in communication services, primarily within the media & entertainment industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in PDD returned -47% and was the largest individual relative detractor. This was a position we established this period. A second notable relative detractor was an overweight in L'Oréal (-9%), which was among the fund's biggest holdings this period. A non-benchmark stake in One97 Communications returned about -29% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Germany and a lower allocation to India. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,344 $9,877 $12,474 $11,250 $12,630 $13,687 $18,240 $12,701 $13,591 $17,598 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 29.49% 6.86% 5.82% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,841,033,775
Holdings Count | shares	142
Advisory Fees Paid, Amount	$ 45,667,963
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,841,033,775
Number of Holdings	142
Total Advisory Fee	$45,667,963
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.3 Industrials 22.0 Consumer Discretionary 14.1 Information Technology 11.8 Health Care 9.8 Materials 5.4 Consumer Staples 4.1 Communication Services 3.3 Energy 3.1 Real Estate 1.0 Common Stocks 96.2 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 17.6 United Kingdom 15.3 France 9.1 United States 8.5 Germany 7.0 Netherlands 6.0 Italy 5.0 Canada 4.6 Sweden 3.6 Others 23.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 3.1 UniCredit SpA 2.7 Novo Nordisk A/S Series B 2.7 ASML Holding NV 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Constellation Software Inc/Canada 2.0 Unilever PLC 2.0 Compass Group PLC 1.7 UCB SA 1.7 ITOCHU Corp 1.6 21.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Worldwide Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class C
Trading Symbol	FWCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 211	1.74%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, by region, security selection in the United States was the primary contributor to the fund's performance versus the MSCI World Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within consumer discretionary. Stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+219%). We decreased our position in Nvidia during the period, but the company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Constellation Energy (+138%). This period we increased our investment in the stock. An overweight in Meta Platforms (+89%), which was one of the fund's largest holdings, also helped.
•In contrast, from a regional standpoint, an overweight in emerging markets, and stock selection and an overweight in the U.K., detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picking and an underweight in financials. Also modestly hurting our result were overweights in consumer discretionary, primarily within the consumer durables & apparel industry, and information technology.
•The biggest individual relative detractor was a stake in Jabil (-8%). The stock was not held at period end. The second-largest relative detractor was an overweight in Coinbase Global (-25%). This was a position we established this period. An overweight in Oracle (+8%) also hurt. We notably decreased our stake in Oracle by period end.
•Notable changes in positioning by region include a lower allocation to Japan. By sector, meaningful changes in positioning include decreased exposure to energy and a higher allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,190 $9,998 $12,508 $12,898 $14,380 $17,221 $23,531 $16,969 $18,772 $26,860 MSCI World Index $10,000 $10,220 $10,390 $12,813 $13,016 $14,736 $15,446 $21,766 $17,811 $19,758 $26,510 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 40.98% 12.96% 10.39% Class C 41.98% 12.96% 10.39% MSCI World Index 34.17% 12.46% 10.24% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,143,670,063
Holdings Count | shares	189
Advisory Fees Paid, Amount	$ 19,608,125
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$3,143,670,063
Number of Holdings	189
Total Advisory Fee	$19,608,125
Portfolio Turnover	108%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 21.6 Consumer Discretionary 16.6 Industrials 16.3 Financials 14.4 Communication Services 10.4 Health Care 8.5 Energy 3.1 Utilities 2.4 Real Estate 2.2 Consumer Staples 2.0 Materials 1.9 Common Stocks 99.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 69.1 United Kingdom 4.6 Canada 4.0 Sweden 3.3 Japan 3.3 Italy 1.8 Australia 1.6 Denmark 1.5 Belgium 1.3 Others 9.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 5.6 Meta Platforms Inc Class A 4.7 Microsoft Corp 4.1 Apple Inc 3.8 Modine Manufacturing Co 3.1 Eli Lilly & Co 3.1 Amazon.com Inc 2.7 Fiserv Inc 2.5 Alphabet Inc Class A 2.4 Deckers Outdoor Corp 2.4 34.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class M
Trading Symbol	FTISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 172	1.57%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in emerging markets, primarily in India, and picks in the U.K. and Brazil detracted from the fund's performance versus the Fidelity International Small Cap Fund Linked Index for the fiscal year.
•By sector, security selection in financials was the largest detractor. However, picks in industrials, health care and consumer discretionary also meaningfully weighed on the fund's relative result.
•The largest individual relative detractor was our non-benchmark stake in Hypera Pharma (-35%). A non-benchmark stake in Mayr-Melnhof Karton returned roughly -24% and was the second-largest relative detractor. An overweight in Stabilus (-36%) also hurt.
•In contrast, from a regional standpoint, picks in emerging markets, primarily in Taiwan and China, contributed to the fund's relative result. In Europe ex U.K., investment choices in Germany proved rewarding.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Security selection in information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+238%). This period we decreased our position in International Games System. The company was among our biggest holdings. The second-largest relative contributor was our non-benchmark stake in Rheinmetall (+81%). The company was the fund's biggest holding. Another notable relative contributor was an overweight in Test Research (+131%).
•Notable changes in positioning include decreased exposure to Germany and a higher allocation to Japan and Taiwan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,219 $11,118 $13,949 $12,680 $13,650 $13,077 $18,186 $13,562 $15,274 $18,065 MSCI ACWI (All Country World Index) ex USA Small Cap Index $10,000 $10,162 $10,602 $13,236 $11,963 $13,030 $13,055 $18,144 $13,127 $14,305 $17,725 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 14.13% 5.01% 6.09% Class M (without 3.50% sales charge) 18.27% 5.76% 6.47% MSCI ACWI (All Country World Index) ex USA Small Cap Index 23.90% 6.35% 5.89% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,778,290,407
Holdings Count | shares	197
Advisory Fees Paid, Amount	$ 43,346,727
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,778,290,407
Number of Holdings	197
Total Advisory Fee	$43,346,727
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.4 Financials 13.2 Consumer Discretionary 11.0 Consumer Staples 10.4 Information Technology 9.4 Materials 8.2 Real Estate 5.9 Health Care 5.4 Communication Services 4.8 Energy 3.7 Utilities 1.5 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Japan 21.9 United Kingdom 15.5 United States 6.8 Canada 4.2 Taiwan 4.0 Australia 3.3 Spain 3.1 China 3.1 Mexico 3.1 Others 35.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 1.3 Premier Foods PLC 1.2 Century Pacific Food Inc 1.1 Logista Integral SA 1.0 North West Co Inc/The 1.0 Ashtead Technology Holdings plc 1.0 Shriram Finance Ltd 0.9 RHI Magnesita NV 0.9 BayCurrent Inc 0.9 Richter Gedeon Nyrt 0.9 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Europe Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity® Europe Fund
Trading Symbol	FIEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Europe Fund	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Europe ex U.K., primarily in France, and the U.K. detracted from the fund's performance versus the MSCI Europe Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within consumer staples. Picks and an underweight in financials, primarily within the banks industry, also hampered the fund's result. Also hurting our result was stock selection in materials.
•The biggest individual relative detractor was an overweight in Davide Campari Milano (-39%). The second-largest relative detractor was an overweight in Diageo (-16%). Not owning Schneider Electric, a benchmark component that gained roughly 71%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Europe ex U.K., along with stock selection in Belgium and in Sweden, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock picks in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in UCB (+165%). Although we reduced the fund's exposure to the stock, it was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in SAP (+76%). The stock was among our largest holdings, even though we trimmed the position. A non-benchmark stake in Hemnet gained 81% and notably helped.
•Notable changes in positioning include decreased exposure to France and a higher allocation to Italy. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Europe Fund $10,000 $10,497 $9,823 $12,382 $11,262 $12,113 $12,713 $16,780 $11,735 $13,016 $15,889 MSCI Europe Index $10,000 $10,004 $9,281 $11,817 $10,862 $12,081 $10,984 $15,520 $11,998 $13,925 $17,097 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Europe Fund 22.07% 5.58% 4.74% MSCI Europe Index 22.78% 7.19% 5.51% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 580,672,025
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 3,255,111
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$580,672,025
Number of Holdings	101
Total Advisory Fee	$3,255,111
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Health Care 16.4 Industrials 14.6 Consumer Discretionary 12.3 Information Technology 11.2 Consumer Staples 8.4 Communication Services 4.7 Energy 4.4 Materials 4.1 Real Estate 1.0 Utilities 0.8 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 23.1 France 15.3 Germany 12.4 United States 8.2 Italy 7.8 Denmark 7.1 Sweden 6.7 Netherlands 5.1 Switzerland 2.8 Others 11.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 5.6 SAP SE 3.9 ASML Holding NV 3.8 Astrazeneca PLC 3.7 Shell PLC 2.7 RELX PLC 2.5 Air Liquide SA 2.3 UCB SA 2.2 LVMH Moet Hennessy Louis Vuitton SE 2.1 UniCredit SpA 1.7 30.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class Z
Trading Symbol	FIQJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Europe ex U.K. and a non-benchmark allocation to the United States contributed to the fund's performance versus the MSCI EAFE Small Cap Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within communication services, where our picks in media & entertainment helped most. Stock selection and an overweight in industrials, primarily within the capital goods industry, and security selection and an underweight in consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lagercrantz gained 116% and was the top individual relative contributor. The stock was the fund's largest holding. The second-largest relative contributor was an overweight in Addtech (+91%). The company was among the fund's largest holdings. A non-benchmark stake in Kongsberg Gruppen gained approximately 158% and notably helped. The stock was one of the fund's biggest holdings this period.
•In contrast, from a regional standpoint, stock selection in the U.K. and a non-benchmark allocation to Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was an underweight in financials. Also hurting our result was security selection in health care and consumer staples. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Spectris (-11%). The stock was one of our biggest holdings. The second-largest relative detractor was our non-benchmark stake in Richelieu Hardware (-11%). An overweight in SHO-BOND Holdings (-7%) also detracted.
•Notable changes in positioning include a higher allocation to Europe. By sector, meaningful changes in positioning include higher allocations to multi-sector holdings and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,163 $10,363 $11,506 $15,704 $10,440 $10,877 MSCI EAFE Small Cap Index $10,000 $9,081 $9,899 $9,778 $13,294 $9,285 $9,905 MSCI EAFE Index $10,000 $9,263 $10,310 $9,621 $12,935 $9,980 $11,442 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 26.53% 5.84% 5.39% MSCI EAFE Small Cap Index 23.20% 4.27% 3.33% MSCI EAFE Index 23.25% 6.46% 5.81% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,271,531,943
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,572,915
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,271,531,943
Number of Holdings	111
Total Advisory Fee	$10,572,915
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 19.8 Consumer Discretionary 10.2 Communication Services 9.3 Financials 6.5 Health Care 5.1 Materials 4.3 Consumer Staples 3.3 Real Estate 2.4 Energy 1.7 Common Stocks 92.8 International Equity Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Japan 25.1 Sweden 14.6 United Kingdom 14.3 United States 10.5 Germany 7.8 Netherlands 4.9 Canada 3.6 France 2.5 Italy 2.4 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.1 iShares MSCI EAFE Small-Cap ETF 4.8 CTS Eventim AG & Co KGaA 4.1 AddTech AB B Shares 4.1 Azbil Corp 3.2 Morningstar Inc 2.7 Spectris PLC 2.6 Interpump Group SpA 2.4 Aalberts NV 2.2 Howden Joinery Group PLC 2.0 33.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Canada Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class A
Trading Symbol	FACNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 151	1.33%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Canada's materials sector, and stock selection and an underweight in financials, primarily within the banking industry, detracted most from the fund's performance versus the S&P/TSX Composite Index for the fiscal year.
•The largest individual relative detractor was an overweight in Alimentation Couche-Tard (-3%). The stock was among the fund's largest holdings. Not owning Canadian Imperial Bank of Commerce, a benchmark component that gained 87%, was the second-largest relative detractor. An overweight in Canadian Pacific Kansas City Limited (+9%) - another of the fund's largest holdings - also hurt.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in information technology, primarily within the software & services industry. Stock choices in consumer discretionary and communication services also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding BCE, a benchmark component that returned about -6%. Not owning Cenovus Energy, a benchmark component that returned -13%, was the second-largest relative contributor. An overweight in Brookfield Asset Management (+91%) also helped.
•By sector, meaningful changes in positioning include increased exposure to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,075 $8,677 $9,889 $9,277 $10,329 $9,534 $14,249 $13,243 $13,359 $16,848 S&P/TSX Composite Index $10,000 $8,219 $9,044 $10,482 $9,938 $11,246 $10,831 $16,167 $13,973 $13,788 $18,134 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 18.86% 8.98% 5.35% Class A (without 5.75% sales charge) 26.11% 10.28% 5.98% S&P/TSX Composite Index 31.52% 10.03% 6.13% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 942,476,918
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 8,782,874
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$942,476,918
Number of Holdings	63
Total Advisory Fee	$8,782,874
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Energy 17.5 Industrials 13.0 Information Technology 11.1 Materials 11.1 Consumer Staples 8.6 Consumer Discretionary 7.0 Communication Services 2.8 Health Care 0.7 Common Stocks 99.3 Bonds 0.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Canada 94.0 United States 2.7 Brazil 2.6 Chile 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 8.6 Canadian Pacific Kansas City Ltd 5.7 Constellation Software Inc/Canada 5.6 Alimentation Couche-Tard Inc 4.9 Canadian Natural Resources Ltd 4.8 PrairieSky Royalty Ltd 4.0 Franco-Nevada Corp 3.8 Suncor Energy Inc 3.5 Dollarama Inc 3.5 Shopify Inc Class A 3.4 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class I
Trading Symbol	FIVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock selection in Japan and security selection and an overweight in the United States contributed to the fund's performance versus the MSCI EAFE Value Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within industrials, where our stock picks in capital goods helped most. Security selection in materials also boosted the fund's relative performance. Also contributing to our result was an overweight in financials.
•The top individual relative contributor was an overweight in Hitachi (+110%). The company was among the fund's biggest holdings. A second notable relative contributor was an overweight in Mitsubishi Heavy Industries (+162%). This was a stake we established this period. Another notable relative contributor was our non-benchmark stake in Rheinmetall (+82%). The stock was among our biggest holdings this period.
•In contrast, from a regional standpoint, stock picks in the U.K. and Asia Pacific ex Japan, primarily in Australia, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Stock picking in financials also hampered the fund's result. Also hurting our result was an overweight in energy.
•The largest individual relative detractor was an overweight in BHP (+5%). The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in GSK (-11%). This was a stake we established this period. A non-benchmark stake in Prudential returned -19% and notably hurt.
•Notable changes in positioning include decreased exposure to France and Australia. By sector, meaningful changes in positioning include lower allocations to consumer discretionary and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $9,947 $9,469 $11,333 $10,309 $10,780 $9,298 $13,301 $11,009 $12,987 $16,045 MSCI EAFE Value Index $10,000 $9,591 $9,294 $11,477 $10,621 $11,237 $9,189 $12,742 $10,687 $12,659 $15,588 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 23.55% 8.28% 4.84% MSCI EAFE Value Index 23.14% 6.76% 4.54% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,472,284,197
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 8,618,481
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,472,284,197
Number of Holdings	101
Total Advisory Fee	$8,618,481
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 35.1 Industrials 18.0 Materials 13.0 Energy 8.4 Consumer Discretionary 5.0 Health Care 4.7 Information Technology 4.3 Consumer Staples 3.9 Communication Services 3.0 Real Estate 0.9 Utilities 0.6 Common Stocks 96.5 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 22.8 United Kingdom 14.8 United States 13.1 Germany 11.4 France 9.8 Australia 6.1 Italy 5.0 Spain 3.4 Switzerland 3.3 Others 10.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.7 Hitachi Ltd 2.8 Banco Santander SA 2.4 AXA SA 2.3 CRH PLC 2.2 BAE Systems PLC 2.1 BHP Group Ltd 2.1 Rheinmetall AG 2.1 TotalEnergies SE 2.0 Mitsubishi UFJ Financial Group Inc 2.0 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Pacific Basin Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Pacific Basin Fund
Class Name	Fidelity® Pacific Basin Fund
Trading Symbol	FPBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Pacific Basin Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pacific Basin Fund	$ 100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection in Japan and emerging markets contributed to the fund's performance versus the MS All Country Pacific Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within communication services, where our stock picks in media & entertainment helped most. Stock picking in industrials, primarily within the capital goods industry, and in the consumer discretionary sector also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+102%). We reduced the position, but it was the fund's biggest holding. The second-largest relative contributor was an overweight in Sea (+164%). Another notable relative contributor was our non-benchmark stake in DouYu International Holdings (+146%). This was a position we established this period.
•In contrast, from a geographical standpoint, security selection in India and Hong Kong detracted from the fund's relative result. A non-benchmark allocation to both the United States and the U.K. hurt as well.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Within the financials sector, an underweight in banks and stock picking in insurance also hampered the fund's result.
•The largest individual relative detractor was our stake in Alibaba Group Holding (-9%). We sold off the stock this period. A second notable relative detractor was an underweight in Meituan (+66%). The stock was not held at period end. An overweight in AIA Group (-6%) also hurt. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to India and a higher allocation to South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Pacific Basin Fund $10,000 $9,971 $11,173 $14,102 $12,235 $14,972 $18,558 $22,285 $14,461 $16,784 $21,601 MSCI AC (All Country) Pacific Index $10,000 $9,728 $10,326 $12,788 $11,684 $13,066 $14,152 $16,280 $11,224 $12,853 $16,153 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Pacific Basin Fund 28.70% 7.61% 8.01% MSCI AC (All Country) Pacific Index 25.68% 4.33% 4.91% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 715,685,719
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 5,231,315
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$715,685,719
Number of Holdings	99
Total Advisory Fee	$5,231,315
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 22.3 Information Technology 22.2 Financials 15.5 Communication Services 12.8 Industrials 10.7 Health Care 7.0 Materials 3.7 Utilities 1.6 Real Estate 1.4 Energy 1.2 Consumer Staples 1.1 Common Stocks 95.8 Preferred Stocks 3.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Japan 37.6 China 25.0 Taiwan 12.1 Korea (South) 8.7 Australia 7.5 Hong Kong 3.1 United States 1.6 Philippines 1.4 Singapore 1.3 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.7 Tencent Holdings Ltd 4.3 TAL Education Group Class A ADR 3.7 PDD Holdings Inc Class A ADR 3.1 Hitachi Ltd 2.7 ORIX Corp 2.5 AIA Group Ltd 2.4 Sony Group Corp 2.4 Samsung Electronics Co Ltd 2.3 Shin-Etsu Chemical Co Ltd 2.1 35.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class A
Trading Symbol	FEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 138	1.29%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, an underweight in Emerging Asia, primarily in India, and stock picking and an overweight in Latin America, primarily in Brazil, detracted from the fund's performance versus the MSCI Emerging Markets SMID Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer staples.
•The largest individual relative detractor was our stake in Pharmaron Beijing (-48%). The second-largest relative detractor was Hanon Systems (-52%). The stock was not held at period end. Another notable relative detractor was an overweight in Nanya Technology (-34%).
•In contrast, from a regional standpoint, stock selection in Africa, primarily in South Africa, and stock picks and an underweight in the Middle East, primarily in United Arab Emirates, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks and an underweight in materials and stock selection and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in International Games System (+243%). This period we decreased our investment in the stock, which was nonetheless one of our largest holdings as of October 31. The second-largest relative contributor was a non-benchmark stake in Hindustan Aeronautics (+136%), where we decreased our investment this period. Another notable relative contributor was an overweight in Bharat Electronics (+111%).
•Notable changes in positioning include increased exposure to Taiwan and South Africa. By sector, meaningful changes in positioning include lower allocations to health care and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,457 $9,550 $11,832 $9,656 $11,152 $11,459 $15,153 $11,882 $13,731 $15,666 MSCI Emerging Markets SMID Cap Index $10,000 $8,919 $9,391 $11,258 $9,624 $10,629 $10,543 $14,461 $10,969 $12,456 $15,202 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 7.53% 5.77% 4.59% Class A (without 5.75% sales charge) 14.09% 7.03% 5.21% MSCI Emerging Markets SMID Cap Index 22.04% 7.42% 4.28% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,183,237,609
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 10,611,763
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,183,237,609
Number of Holdings	111
Total Advisory Fee	$10,611,763
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.0 Consumer Discretionary 18.3 Financials 14.5 Information Technology 10.9 Consumer Staples 7.8 Real Estate 7.4 Health Care 4.6 Materials 4.6 Utilities 3.9 Energy 3.3 Communication Services 3.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 21.4 Taiwan 17.6 India 13.3 Brazil 11.7 Korea (South) 6.2 South Africa 5.4 Mexico 4.8 Saudi Arabia 2.3 Hong Kong 2.2 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Impala Platinum Holdings Ltd 1.8 Shriram Finance Ltd 1.4 SITC International Holdings Co Ltd 1.4 Bizlink Holding Inc 1.4 Yageo Corp 1.4 Torrent Pharmaceuticals Ltd 1.3 Mr Price Group Ltd 1.3 International Games System Co Ltd 1.3 Nien Made Enterprise Co Ltd 1.3 Coway Co Ltd 1.3 13.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec